                           REGISTRATION NO. 333-30329

                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                         POST-EFFECTIVE AMENDMENT NO. 21

                                       TO

                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUST
                           REGISTERED ON FORM N-8B-2

A. Exact name of Trust: Separate Account SL

B. Name of depositor: SAFECO Life Insurance Company

C. Complete address of depositor's principal executive offices: 5069 154th Pl. NE, Redmond, Washington 98052

D. Name and address of agent for service:

Jacqueline M. Veneziani, Esq.
SAFECO Life Insurance Company
5069 154th Place N.E.
Redmond, Washington 98052

E. Title and amount of securities being registered: Individual Flexible Premium Variable Life Insurance Policies

Approximate Date of Proposed Public Offering:
As soon as is possible after Effective Date.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[X] on April 30, 2002 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. Registrant filed the Rule 24f-2 Notice for the most recent fiscal year on or about March 26, 2002.

N-8B-2 ITEMS           CAPTION IN PROSPECTUS
------------           ---------------------
1.                     Separate Account
2.                     Summary --- Inquiries
3.                     Separate Account
4.                     Distribution (Principal Underwriter)
5.                     Separate Account
6.  (a)                Not Applicable
    (b)                Not Applicable
7.                     Not Applicable
8.                     Not Applicable
9.                     Legal Proceedings
10.                    The Policy, Withdrawals, Transfers
11.                    Variable Investment Options
12.                    Variable Investment Options
13.                    Expenses, Reinstatement
14.                    The Policy, Premiums
15.                    Premiums, Variable Investment Options
16.                    Variable Investment Options
17.                    Withdrawals, Surrender
18.                    The Policy
19.                    Not Applicable
20.                    Not Applicable
21.                    Loans
22.                    Not Applicable
23.                    Not Applicable
24.                    Not Applicable
25.                    SAFECO Life
26.                    Fee Table
27.                    SAFECO Life
28.                    Executive Officers and Directors
29.                    SAFECO Life
30.                    Not Applicable
31.                    Not Applicable
32.                    Not Applicable
33.                    Not Applicable
34.                    Not Applicable
35.                    SAFECO Life
36.                    Not Applicable
37.                    Not Applicable
38.                    Distribution (Principal Underwriter)
39.                    Distribution (Principal Underwriter)
40.                    Not Applicable
41. (a)                Distribution (Principal Underwriter)
42.                    Not Applicable
43.                    Not Applicable
44.                    Accumulation Unit
45.                    Not Applicable
46.                    Accumulation Unit
47.                    Not Applicable
48.                    Separate Account
49.                    Not Applicable
50.                    Not Applicable
51.                    SAFECO Life, The Policy
52.                    Variable Investment Options
53.                    Taxes
54.                    Not Applicable

N-8B-2 ITEMS           CAPTION IN PROSPECTUS
------------           ---------------------
55.                    Not Applicable
56.                    Not Applicable
57.                    Not Applicable
58.                    Not Applicable
59.                    Financial Statements

REPRESENTATIONS

1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request the memorandum.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Separate Account will benefit the Separate Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

5. Registrant represents that the Separate Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                                                         PREMIER
                                         ACCUMULATION LIFE-REGISTERED TRADEMARK-
                                                             INDIVIDUAL FLEXIBLE
                                                           PREMIUM VARIABLE LIFE
                                                                INSURANCE POLICY
                                                                       issued by
                                                                 SAFECO SEPARATE
                                                                      ACCOUNT SL
                                                                             and
                                                           SAFECO LIFE INSURANCE
                                                                         COMPANY

     This prospectus describes the PREMIER Accumulation Life Individual Flexible
      Premium Variable Life Insurance Policy and contains important information.
       Please read it before investing and keep it on file for future reference.

     This prospectus is not valid unless given with current prospectuses for the portfolios available under the policy. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

      This prospectus has been filed with the Securities and Exchange Commission
  (SEC). The SEC maintains a website (http:\\www.sec.gov) that contains material incorporated by reference, and other information regarding registrants that file electronically with the SEC. Copies of the complete registration and other documents are available for review at the SEC Public Reference Room located at
     SEC Headquarters Office, 450 5th Street NW, Room 1024, Washington DC 20549.
                                                                  (202) 942-8090


 You may request a free paper copy of this prospectus if you have received it in an electronic format, by calling us at
                                                 1-800-4SAFECO or writing us at:
                                            PO Box 34690 Seattle, WA 98124-1690.



                                                              Dated: May 1, 2002


SAFECO RESOURCE SERIES TRUST
          - SAFECO RST Equity Portfolio
          - SAFECO RST Growth Opportunities Portfolio
          - SAFECO RST Northwest Portfolio
          - SAFECO RST Bond Portfolio
          - SAFECO RST Small Company Value Portfolio


AIM VARIABLE INSURANCE FUNDS


          - AIM V.I. Aggressive Growth Fund (Series I Shares)


          - AIM V.I. Growth Fund (Series I Shares)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
          - American Century VP Balanced
          - American Century VP International

          - American Century VP Value


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

          - The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares


DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")

          - Dreyfus IP - MidCap Stock Portfolio - Initial Shares


          - Dreyfus IP - Technology Growth Portfolio - Initial Shares


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

          - Dreyfus VIF - Appreciation Portfolio - Initial Shares


          - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


FEDERATED INSURANCE SERIES
          - Federated High Income Bond Fund II
          - Federated Utility Fund II


FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS


          - Fidelity-Registered Trademark- VIP Money Market Portfolio


          - Fidelity-Registered Trademark- VIP Growth Portfolio


          - Fidelity-Registered Trademark- VIP Growth Opportunities Portfolio


          - Fidelity-Registered Trademark- VIP Growth & Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
          - Franklin Small Cap Fund - Class 2
          - Franklin U.S. Government Fund - Class 2
          - Templeton Developing Markets Securities Fund - Class 2

          - Templeton Growth Securities Fund - Class 2


          - Mutual Shares Securities Fund - Class 2


INVESCO VARIABLE INVESTMENT FUNDS, INC.
          - INVESCO VIF-Real Estate Opportunity Fund

J.P. MORGAN SERIES TRUST II

          - JPMorgan U.S. Disciplined Equity Portfolio



SCUDDER VARIABLE SERIES I ("VS I")


          - Scudder VS I Balanced Portfolio


          - Scudder VS I International Portfolio

   INVESTMENT IN A VARIABLE LIFE INSURANCE POLICY IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF,
   OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
                                                            OR ANY OTHER AGENCY.

  NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED
   OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The following portfolios are available only if you have been continuously invested in them since April 30, 2000.


FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS


          - Fidelity-Registered Trademark- VIP High Income Portfolio


          - Fidelity-Registered Trademark- VIP Equity-Income Portfolio


          - Fidelity-Registered Trademark- VIP Overseas Portfolio


          - Fidelity-Registered Trademark- VIP Investment Grade Bond Portfolio


          - Fidelity-Registered Trademark- VIP Asset Manager Portfolio


          - Fidelity-Registered Trademark- VIP Index 500 Portfolio


          - Fidelity-Registered Trademark- VIP Asset Manager: Growth Portfolio


          - Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-Portfolio


          - Fidelity-Registered Trademark- VIP Balanced Portfolio



ING VP NATURAL RESOURCES TRUST


          - ING VP Natural Resources Trust



ING VP EMERGING MARKETS FUND, INC.


          - ING VP Emerging Markets Fund


WANGER ADVISORS FUNDS

          - Wanger U.S. Smaller Companies

--------------------------------------------------------
TABLE OF CONTENTS                                 PAGE
--------------------------------------------------------

POLICY DIAGRAM

SUMMARY                                                1

FEE TABLE                                              4

PART I                                                 6

1.   THE POLICY                                        6
     Owner                                             6
     Insured                                           6
     Beneficiary                                       6
     Assignment                                        6

2.   PREMIUMS                                          6
     Allocation of Premium and Cash Value              6
     Accumulation Units                                7
     Policy Lapse and Grace Period                     7
     Reinstatement                                     7
     Right to Examine                                  7

3.   INVESTMENT OPTIONS                                7
     Variable Investment Options                       7
     Fixed Account                                     8
     Transfers                                         8
     Scheduled Transfers                               8
     Limits on Excessive Transfers                     9

4.   EXPENSES                                          9
     Insurance Charge                                  9
     Monthly Charges                                   9
     Surrender Charge                                  9
     Premium Tax Charge                               10
     Income or Other Taxes                            10
     Portfolio Expenses                               10

5.   INSURANCE BENEFITS                               10
     Changes in the Face Amount of Insurance          11
       and/or the Death Benefit Options
     Guaranteed Death Benefit Endorsement             11
     Extended Maturity Benefit Endorsement            11

6.   TAXES                                            11
     Life Insurance In General                        11
     Diversification                                  12
     Tax Withholding                                  12

7.   ACCESS TO YOUR MONEY                             12
     Loans                                            12
     Withdrawals                                      13
     SMART-Registered Trademark- Distributions        13
     Surrender                                        13
     Maturity Date                                    13
     Minimum Value                                    13

8.   OTHER INFORMATION                                14
     SAFECO Life                                      14
     Separate Account                                 14
     General Account                                  14
     Distribution (Principal Underwriter)             14
     Legal Proceedings                                14
     Right to Suspend Payments, Transfers,            14
       Loans, or Withdrawals
     Voting Rights                                    14
     Disregard of Voting Instructions                 15
     Reduction of Charges or Additional               15
       Amounts Credited
     Reports to Policy Owners                         15
     Internet Information                             15
     Experts                                          15
     Financial Statements                             15

PART II                                               16
Executive Officers and Directors of SAFECO            16
  Life
Misstatement of Age or Sex                            16
SAFECO Life's Right to Contest                        16
Federal Tax Status                                    16
Advertising                                           18

APPENDIX A - Separate Account SL Financial           A-1
Statements

APPENDIX B - SAFECO Life Financial Statements
                                                     B-1

APPENDIX C - Hypothetical Illustrations              C-1

APPENDIX D - Illustrations                           D-1

                                 POLICY DIAGRAM

                                PREMIUM PAYMENTS

                           - You can vary the amount
                               and the frequency
                                       /

                               PREMIUM ALLOCATION

         You direct premium, less state premium tax if applicable, to be invested in the fixed account and/or to the following portfolios:


          - SAFECO RST Equity Portfolio                         - Federated High Income Bond Fund II
          - SAFECO RST Growth Opportunities                     - Federated Utility Fund II
            Portfolio                                           - Fidelity VIP Money Market Portfolio
          - SAFECO RST Northwest Portfolio                      - Fidelity VIP Growth Portfolio
          - SAFECO RST Bond Portfolio                           - Fidelity VIP Growth Opportunities
          - SAFECO RST Small Company Value                        Portfolio
            Portfolio                                           - Fidelity VIP Growth & Income Portfolio
          - AIM V.I. Aggressive Growth Fund                     - Franklin Small Cap Fund - Class 2
            (Series I Shares)                                   - Franklin U.S. Government Securities Fund -
          - AIM V.I. Growth Fund                                  Class 2
            (Series I Shares)                                   - Templeton Developing Markets Securities
          - American Century VP Balanced                          Fund - Class 2
          - American Century VP International                   - Templeton Growth Securities Fund -
          - American Century VP Value                             Class 2
          - The Dreyfus Socially Responsible Growth             - Mutual Shares Securities Fund - Class 2
            Fund, Inc. - Initial Shares                         - INVESCO VIF - Real Estate Opportunity
          - Dreyfus IP - MidCap Stock Portfolio -                 Fund
            Initial Shares                                      - JPMorgan U.S. Disciplined Equity
          - Dreyfus IP - Technology Growth Portfolio -            Portfolio
            Initial Shares                                      - Scudder VS I Balanced Portfolio
          - Dreyfus VIF - Appreciation Portfolio -              - Scudder VS I International
            Initial Shares                                        Portfolio
          - Dreyfus VIF - Quality Bond Portfolio - Initial
            Shares


         Other Funds may be available if you have continuously invested in them since April 30, 2000.
                                       /

                                    EXPENSES

         - Monthly charge for cost of insurance and cost of any riders.

         - Charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.

         - Daily charge, at an annual rate of 0.70% from the portfolios for mortality and expense risks. This charge is not deducted from the fixed account.

         - Investment advisory fees and fund expenses are deducted from each portfolio.
                                       /

                                    BENEFITS

         LIVING BENEFITS:

         - Policy loans are available during the first 10 policy years at 2% net interest.

         - Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.

         - You can surrender the policy at any time for its policy value.

         - You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal.

         RETIREMENT PLANNING:

         - You can supplement retirement income by making scheduled loans and/or withdrawals.

         DEATH BENEFITS:

         - Death benefits are income tax free to the beneficiary.

         - Lifetime income to the beneficiary is available in a variety of settlement options.

         - A Guaranteed Death Benefit Endorsement may be added to certain policies.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus is divided into three parts, the Summary, Part I and Part II. The topics in this Summary correspond to sections in Part I of the Prospectus which discuss the topics in detail. Other important information is contained in
Part II.

---------------------------------------------------

THE POLICY
----------------------------------------------

The life insurance policy is an agreement between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the insured dies. The insured is the person covered under the policy. The owner can be, but does not have to be, the same as the insured.

The policy can be used for insurance protection and estate planning, as well as for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own. The policy is not suitable as a short-term investment.

You can choose among the variable investment portfolios and a fixed account. At any one time, you can have money in 17 of these portfolios and the fixed account. The value of the portfolios can fluctuate up or down based on the performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account offers an interest rate guaranteed by SAFECO Life. Your choices for the various investment options are found in Section 3.

Your earnings are based on the investment performance of the portfolios you select and/or the interest rate credited to the fixed account. Your earnings are generally not taxed unless you take them out.

The amount of money you are able to accumulate in your policy value determines the amount available for policy charges, loans, withdrawals or surrender, and may affect the death benefit.

---------------------------------------------------

PREMIUMS
----------------------------------------------

Premiums are the monies you give us to buy your policy. A medical examination and other information may be required before we accept premium. The initial premium is due before or when you receive your policy. You may vary the amount and the frequency of subsequent premiums as long as total premiums received do not disqualify the policy as life insurance under federal tax law.

You must pay enough premium or have sufficient money in your policy account to cover all policy charges or your policy will lapse.

---------------------------------------------------

INVESTMENT OPTIONS
----------------------------------------------

Not all portfolios listed below may be available for all policies. You can have money in up to 17 of the available portfolios and the fixed account under the policy at any one time. Each portfolio is fully described in its accompanying prospectus.

  - SAFECO RST Equity Portfolio

  - SAFECO RST Growth Opportunities Portfolio

  - SAFECO RST Northwest Portfolio

  - SAFECO RST Bond Portfolio

  - SAFECO RST Small Company Value Portfolio


  - AIM V.I. Aggressive Growth Fund (Series I Shares)



  - AIM V.I. Growth Fund (Series I Shares)


  - American Century VP Balanced

  - American Century VP International


  - American Century VP Value



  - The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares



  - Dreyfus IP - MidCap Stock Portfolio - Initial Shares



  - Dreyfus IP - Technology Growth Portfolio - Initial Shares



  - Dreyfus VIF - Appreciation Portfolio - Initial Shares



  - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


  - Federated High Income Bond Fund II

  - Federated Utility Fund II

  - Fidelity VIP Money Market Portfolio

  - Fidelity VIP Growth Portfolio


  - Fidelity VIP Growth Opportunities Portfolio



  - Fidelity VIP Growth & Income Portfolio


  - Franklin Small Cap Fund - Class 2

  - Franklin U.S. Government Securities Fund - Class 2

  - Templeton Developing Markets Securities Fund - Class 2


  - Templeton Growth Securities Fund - Class 2



  - Mutual Shares Securities Fund - Class 2


  - INVESCO VIF - Real Estate Opportunity Fund


  - JPMorgan U.S. Disciplined Equity Portfolio



  - Scudder VS I Balanced Portfolio



  - Scudder VS I International Portfolio


THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000:

  - Fidelity VIP High Income Portfolio

  - Fidelity VIP Equity-Income Portfolio

  - Fidelity VIP Overseas Portfolio

  - Fidelity VIP Investment Grade Bond Portfolio



  - Fidelity VIP Asset Manager Portfolio



  - Fidelity VIP Index 500 Portfolio



  - Fidelity VIP Asset Manager: Growth Portfolio



  - Fidelity VIP Contrafund Portfolio



  - Fidelity VIP Balanced Portfolio



  - ING VP Natural Resources Trust



  - ING VP Emerging Markets Fund



  - Wanger U.S. Smaller Companies


Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account, which credits guaranteed interest.

---------------------------------------------------

EXPENSES
----------------------------------------------

The policy has insurance features and investment features, and there are costs related to each.


We deduct a Mortality and Expense Risk charge which equals .70% annually of the average daily net assets of each portfolio. This is not charged on money allocated to the fixed account.


Each policy month, we deduct an administration charge. During the first policy year, the monthly administration charge is $25. After the first policy year, the charge drops to $5 per month.

Each policy month, we deduct a cost of insurance charge from the policy value. This charge depends on the sex, age and risk classification of the insured, the duration of the policy, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy.


If you surrender your policy or reduce the amount of insurance specified in your policy ("face amount") during the first ten policy years, we will deduct a surrender charge. The surrender charge will be the lesser of:



a) 50% for the first 6 years of the annual level premium required to keep the face amount of insurance in force, decreasing by 10% each year until it reaches 0% for years 11 and after; or



b) 30% of the actual premium paid in the first year up to the annual level premium described above, plus 9% of all other premiums. If you request a reduction in face amount, the surrender charge applies on a pro rata basis.


We deduct a premium tax of up to 3.5% depending on the state.


There are also annual portfolio charges that vary depending upon the portfolios you select. In 2001, these expenses ranged from 0.28% to 1.85%.



Your policy could lapse if your surrender value is insufficient to cover any charges due. For a complete discussion of charges, see Section 4 - Expenses.


---------------------------------------------------

INSURANCE BENEFITS
----------------------------------------------

The policy has a face amount of insurance. The actual amount paid to the beneficiary at the insured's death depends on the death benefit option you select, either face amount or face amount plus policy value, and if there are any outstanding loans or charges. Withdrawals reduce the face amount of insurance by the amount of the withdrawal.

---------------------------------------------------

TAXES
----------------------------------------------


Your policy is designed to qualify as life insurance under applicable tax law. The death benefit is paid to the beneficiary free of federal income tax. Estate and other taxes may apply. Investment earnings are not taxed unless you take them out. Generally, you are allowed to withdraw your investment in the policy before withdrawing taxable earnings. If your policy is a modified endowment contract (MEC) however, loans and withdrawals are treated as distributions of taxable earnings first. A 10% tax penalty may also apply unless you are over age 59 1/2 or disabled. There are several ways your policy can become a MEC. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.


Other events such as a policy lapse, surrender, or reaching the maturity date during the life of the insured may also cause unintended tax consequences. This is only a summary. Tax laws are complex and subject to change. You are encouraged to seek advice from a competent tax advisor prior to purchasing this policy and periodically throughout your ownership of it.

---------------------------------------------------

ACCESS TO YOUR MONEY
----------------------------------------------

You may surrender your policy at any time and receive the surrender value. During the first ten policy years, you will be charged a surrender charge.

You may take some of your policy value as preferred loans, non-preferred loans, or, after the first policy year, withdrawals. Non-preferred loans are charged loan interest during the first ten policy years. Withdrawals and loans affect the policy value, investment performance, and the death benefit.

---------------------------------------------------

OTHER INFORMATION
----------------------------------------------

RIGHT TO EXAMINE. You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or
(b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy.

TRANSACTIONS. You can initiate transfers or withdrawals as needed or schedule them in advance under the following strategies:

  - Dollar Cost Averaging: You may elect to automatically transfer a set amount from any investment option to any other investment options on a regular basis. This feature attempts to achieve a lower average cost per unit over time.

  - Portfolio Rebalancing: You may elect to have each portfolio rebalanced on a regular basis to maintain your specified allocation percentages.


  - SMART-Registered Trademark- Distributions: After the second policy year, you may elect to take systematic withdrawals, loans, or a combination of both so that you receive a level stream of income over a time period you select. There may be tax consequences.


---------------------------------------------------

INQUIRIES
----------------------------------------------

If you need more information, please contact us at:


    SAFECO LIFE INSURANCE COMPANY
    5069 154TH PLACE NE
    REDMOND, WA 98052-9669
    1-800-4SAFECO
    HTTP:\\WWW.SAFECO.COM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SAFECO SEPARATE ACCOUNT SL FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purpose of the Fee Table is to show you the various expenses you will incur directly and indirectly by investing in the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

ADMINISTRATION CHARGE

        $25.00 each month for the first policy year.
        $5.00 each month thereafter.
--------------------------------------------------------------------------------

COST OF INSURANCE CHARGE


        This charge is based on the insured's sex, age and risk classification, the duration of the policy, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 1980 Commissioner's Standard Ordinary Mortality Table.

--------------------------------------------------------------------------------

SURRENDER CHARGE

        This charge is assessed if the policy is surrendered in the first 10 policy years. It will be the lesser of:

       - 50% of the required annual level premium for years 1 through 6, decreasing by 10% per year for years 7 through 10;
         or

       - 30% of the actual premium paid in the first year, up to the annual level premium, plus 9% of all other premiums.
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES        Mortality and Expense Risk Charge          .70%
(as a percentage of average
account value)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS

In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. In cases where this waiver or reimbursement is voluntary, the expense information in the table below has been restated to reflect what the fees would have been without the voluntary waiver or reimbursement. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

In addition, we have Fund Participation Agreements with each of the non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, SAFECO Life may receive an asset based administrative fee from the fund's advisor or distributor that is not deducted from the portfolio's assets.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PORTFOLIO EXPENSES
(as a percentage of average net assets)                             Distribution
                                                   Management      Service (12b-1)                                Total Annual
                                                      Fees              Fees             Other Expenses        Portfolio Expenses
                                                                           (After any reimbursement and waiver agreement)
---------------------------------------------------------------------------------------------------------------------------------
SAFECO RST Equity Portfolio                          0.74%               None                 0.04%                  0.78%
SAFECO RST Growth Opportunities Portfolio            0.74%               None                 0.04%                  0.78%
SAFECO RST Northwest Portfolio                       0.74%               None                 0.07%                  0.81%
SAFECO RST Bond Portfolio                            0.74%               None                 0.08%                  0.82%
SAFECO RST Small Company Value Portfolio (a)         0.85%               None                 0.11%                  0.96%

AIM V.I. Aggressive Growth Fund (Series I
Shares)                                              0.80%               None                 0.41%                  1.21%
AIM V.I. Growth Fund (Series I Shares)               0.62%               None                 0.26%                  0.88%

American Century VP Balanced                         0.90%               None                 0.00%                  0.90%
American Century VP International                    1.26%               None                 0.00%                  1.26%
American Century VP Value                            0.97%               None                 0.00%                  0.97%

(Initial Class shares only)
The Dreyfus Socially Responsible Growth
Fund, Inc.                                           0.75%               None                 0.03%                  0.78%
Dreyfus IP - MidCap Stock Portfolio                  0.75%               None                 0.14%                  0.89%
Dreyfus IP - Technology Growth Portfolio             0.75%               None                 0.12%                  0.87%
Dreyfus VIF - Appreciation Portfolio                 0.75%               None                 0.03%                  0.78%
Dreyfus VIF - Quality Bond Portfolio                 0.65%               None                 0.10%                  0.75%

Federated High Income Bond Fund II (a)               0.60%               None                 0.16%                  0.76%
Federated Utility Fund II (a)                        0.75%               None                 0.17%                  0.92%

(Initial Class shares only)
Fidelity VIP Money Market Portfolio                  0.18%               None                 0.10%                  0.28%
Fidelity VIP High Income Portfolio (b) (c)           0.58%               None                 0.13%                  0.71%
Fidelity VIP Equity-Income Portfolio (b)(c)          0.48%               None                 0.10%                  0.58%
Fidelity VIP Growth Portfolio (b)                    0.58%               None                 0.10%                  0.68%
Fidelity VIP Overseas Portfolio (b)(c)               0.73%               None                 0.19%                  0.92%
Fidelity VIP Investment Grade Bond Portfolio
(c)                                                  0.43%               None                 0.11%                  0.54%
Fidelity VIP Index 500 Portfolio (a) (c)             0.24%               None                 0.04%                  0.28%
Fidelity VIP Asset Manager Portfolio (b) (c)         0.53%               None                 0.11%                  0.64%
Fidelity VIP Asset Manager: Growth Portfolio
(b)(c)                                               0.58%               None                 0.15%                  0.73%
Fidelity VIP Contrafund Portfolio (b)(c)             0.58%               None                 0.10%                  0.68%
Fidelity VIP Growth Opportunities Portfolio
(b)                                                  0.58%               None                 0.11%                  0.69%
Fidelity VIP Growth & Income Portfolio (b)           0.48%               None                 0.10%                  0.58%
Fidelity VIP Balanced Portfolio (b)(c)               0.43%               None                 0.14%                  0.57%

Franklin Small Cap Fund - Class 2 (d) (e)            0.45%              0.25%                 0.31%                  1.01%
Franklin U.S. Government Fund - Class 2
(d)(f)                                               0.51%              0.25%                 0.02%                  0.78%
Templeton Developing Markets Securities
Fund - Class 2 (d)                                   1.25%              0.25%                 0.32%                  1.82%
Templeton Growth Securities Fund - Class 2
(d)(f)                                               0.80%              0.25%                 0.05%                  1.10%
Mutual Shares Securities Fund - Class 2 (d)          0.60%              0.25%                 0.19%                  1.04%

PORTFOLIO EXPENSES
(as a percentage of average net assets)                             Distribution
                                                   Management      Service (12b-1)                                Total Annual
                                                      Fees              Fees             Other Expenses        Portfolio Expenses
                                                                           (After any reimbursement and waiver agreement)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -- Real Estate Opportunity Fund
(a)                                                  0.90%               None                 0.48%                  1.38%

JPMorgan U.S. Disciplined Equity Portfolio           0.35%               None                 0.50%                  0.85%

ING VP Natural Resources Trust (c)                   1.00%               None                 0.35%                  1.35%
ING VP Emerging Markets Fund (c)                     0.85%               None                 1.00%                  1.85%

Scudder VS I Balanced Portfolio                      0.48%               None                 0.08%                  0.56%
Scudder VS I International Portfolio                 0.84%               None                 0.16%                  1.00%

Wanger U.S. Smaller Companies (c)                    0.94%               None                 0.05%                  0.99%


--------------------------------------------------------------------------------


(a) Expenses absent waiver or reimbursement would have been 1.09% for the SAFECO RST Small Company Value Portfolio; 1.01% for the Federated High Income Bond Fund II; 1.17% for the Federated Utility Fund II; 0.35% for the Fidelity VIP Index 500 Portfolio; 2.70% for the INVESCO VIF-Real Estate Opportunity Fund.



(b) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. With these reductions, the total operating expenses presented in the table would have been 0.57% for the Fidelity VIP Equity-Income Portfolio; 0.65% for the Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; 0.72% for the Fidelity VIP Asset Manager: Growth Portfolio; 0.63% for the Fidelity VIP Asset Manager Portfolio; 0.64% for the Fidelity VIP Contrafund Portfolio; 0.70% for the Fidelity VIP High Income Portfolio; 0.67% for the Fidelity VIP Growth Opportunities Portfolio; 0.56% for the Fidelity VIP Growth & Income Portfolio; 0.55% for the Fidelity VIP Balanced Portfolio. These offsets may be discontinued at any time.



(c) This portfolio is available only if you have been continuously invested in it since April 30, 2000.



(d) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(e) The Manager has agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual Portfolio operating expenses are estimated to be 1.09%.



(f) The Fund administration fee is paid indirectly through the management fee.


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

---------------------------------------------------

1. THE POLICY
----------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

OWNER

The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED

The insured is the person whose life is covered under the policy. The owner can be, but does not have to be, the same as the insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

---------------------------------------------------

2. PREMIUMS
----------------------------------------------


You may purchase the policy by delivering a check for the full initial premium made out to SAFECO Life to us directly or to your registered representative. If you choose to pay premiums on a direct monthly basis rather than by electronic funds transfer, the initial premium will be equal to two monthly premiums. If you choose electronic funds transfer, then the initial premium is one monthly premium. The initial premium must be sufficient to cover all policy charges for a period of at least two months (one month for electronic funds transfer mode). Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of the permanent insurance coverage is dependent upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.



Additional premium payments may be made at any time while the policy is in force. We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require that any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in
Section 7-Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's non-modified endowment contract status. We will monitor premiums paid and other policy transactions and will notify you when the non-modified endowment contract status is in jeopardy. See
Section 6 - Taxes.


ALLOCATION OF PREMIUM AND CASH VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%. At the time a policy is issued, its cash value will be determined as if the policy had been issued and the initial premium was invested on the date we received it.


Unless you have elected to pay by electronic funds transfer, on the date your policy is effective, premiums are invested in the money market portfolio for 25 days. On the 26th day your money is allocated to the portfolios and/or fixed account in accordance with your instructions. If you have elected to pay premiums by electronic funds transfer, money is allocated to the portfolios and/or fixed account in accordance with your instructions on the date your policy is effective. Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS. The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.


We calculate the value of an accumulation unit for each portfolio after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.



The net investment factor is used to measure the daily change in accumulation unit value for each portfolio. The net investment factor equals:



  - the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by



  - the net asset value per share of a portfolio at the end of the prior day; minus



  - the daily insurance charges and any taxes SAFECO Life may incur on earnings attributable to the applicable policies, expressed as a percentage of the total net assets of the portfolio.


The value of an accumulation unit may go up or down from day to day.


When you make premium payments or transfers into a portfolio, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.


   EXAMPLE: On Monday, we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the SAFECO RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the SAFECO RST Growth Opportunities Portfolio is $34.12.We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the SAFECO RST Growth Opportunities Portfolio.

POLICY LAPSE AND GRACE PERIOD

You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4 - Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days begins as of the date notice is sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months.

If we don't receive this amount before the end of the grace period, we will send written notice to you and any assignee of record that your policy ended without value ("lapsed"). If the insured dies during the grace period, we will pay the death benefit to the beneficiary. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 - Insurance Benefits.

REINSTATEMENT

If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

  - provide us satisfactory evidence of insurability;

  - pay enough premium to cover policy charges for three months after the reinstatement date;

  - pay any indebtedness that existed at the end of the grace period; and

  - pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be effective on the first policy monthly anniversary to occur on or after the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy.

---------------------------------------------------

3. INVESTMENT OPTIONS
----------------------------------------------

VARIABLE INVESTMENT OPTIONS

The portfolios are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance policies. The performance of the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Each portfolio has its own investment objective. You should carefully read the prospectuses for the portfolios before investing. Copies of these prospectuses accompany this prospectus and may include information on other portfolios not available under this policy. Not all portfolios listed below may be available for all policies. You can have money in up to 17 available portfolios and the fixed account at any one time.


  - SAFECO RST Equity Portfolio

  - SAFECO RST Growth Opportunities Portfolio

  - SAFECO RST Northwest Portfolio

  - SAFECO RST Bond Portfolio

  - SAFECO RST Small Company Value Portfolio


  - AIM V.I. Aggressive Growth Fund (Series I Shares)



  - AIM V.I. Growth Fund (Series I Shares)


  - American Century VP Balanced

  - American Century VP International


  - American Century VP Value



  - The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares



  - Dreyfus IP - MidCap Stock Portfolio - Initial Shares



  - Dreyfus IP - Technology Growth Portfolio - Initial Shares



  - Dreyfus VIF - Appreciation Portfolio - Initial Shares



  - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


  - Federated High Income Bond Fund II

  - Federated Utility Fund II

  - Fidelity VIP Money Market Portfolio

  - Fidelity VIP Growth Portfolio


  - Fidelity VIP Growth Opportunities Portfolio



  - Fidelity VIP Growth & Income Portfolio


  - Franklin Small Cap Fund - Class 2

  - Franklin U.S. Government Securities Fund - Class 2

  - Templeton Developing Markets Securities Fund - Class 2


  - Templeton Growth Securities Fund - Class 2



  - Mutual Shares Securities Fund - Class 2


  - INVESCO VIF - Real Estate Opportunity Fund


  - JPMorgan U.S. Disciplined Equity Portfolio



  - Scudder VS I Balanced Portfolio



  - Scudder VS I International Portfolio


THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000:

  - Fidelity VIP High Income Portfolio

  - Fidelity VIP Equity-Income Portfolio

  - Fidelity VIP Overseas Portfolio


  - Fidelity VIP Investment Grade Bond Portfolio



  - Fidelity VIP Asset Manager Portfolio



  - Fidelity VIP Index 500 Portfolio



  - Fidelity VIP Asset Manager: Growth Portfolio



  - Fidelity VIP Contrafund Portfolio



  - Fidelity VIP Balanced Portfolio



  - ING VP Natural Resources Trust



  - ING VP Emerging Markets Fund



  - Wanger U.S. Smaller Companies


We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. We will seek prior approval of the SEC and give you notice before doing this.

FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by SAFECO Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS


You can transfer money among any of the available portfolios and the fixed account. You can have money in up to 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request. Amounts equal to loans and loan interest are not available for transfer.


We will accept transfers by signed written request or by telephone. Each transfer must identify:

  - your policy;

  - the amount of the transfer; and

  - which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We reserve the right to limit transfers from the fixed account in the following manner:

  - postpone the transfer for 30 days;

  - reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and

  - limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option.

DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts each month or quarter from any portfolio or the fixed account to any of the other portfolios.

PORTFOLIO REBALANCING. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS

Even though we permit the limited use of approved asset allocation programs, the policy and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by policy owners.

Therefore, we may restrict or eliminate the right to make transfers among portfolios if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on your behalf.

We reserve the right to reject any transfer request from any person if, in our judgment, a portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.


We will impose such restrictions only if we or any affected portfolio believes that doing so will prevent harm to other policy owners.


---------------------------------------------------

4. EXPENSES
----------------------------------------------

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE


We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to .70% of the average daily net assets of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.


MONTHLY CHARGES

We deduct the following charges from your policy value monthly:

  - the monthly cost of insurance;

  - the monthly cost of additional benefits provided by riders; plus

  - the monthly administration charge.

MONTHLY COST OF INSURANCE. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

  - the insured's age;

  - gender, if permitted by law;

  - risk classification; and

  - the policy's duration.

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

MONTHLY COST OF ADDITIONAL BENEFITS. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy.


MONTHLY ADMINISTRATION CHARGE. During the first policy year, the administration charge is $25 per month. For policy years after the first, the charge drops to $5 per month. The maximum administrative charge will not exceed $8.00 per month for policy years after the first. We do not expect to profit from this charge.


SURRENDER CHARGE

Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge during the first ten policy years if you:

  - request a reduction in the face amount of insurance;

  - surrender the policy for value; or

  - allow the policy to lapse.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro rata surrender charge from your policy value.

The surrender charge will be the lesser of:

a) 50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later; or

b) 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described in method (a) above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.

A table of the surrender charge amount you would pay under the method described in (a) above, is shown in the "Table of Surrender Charges" in the policy. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less. In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reduce policy values, and increase your risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.


The surrender charge is for expenses incurred in connection with the promotion, sale, and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense. See Section 8 - Other Information.


PREMIUM TAX CHARGE

States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the enclosed portfolio prospectuses.

---------------------------------------------------

5. INSURANCE BENEFITS
----------------------------------------------

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A", the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B", the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

  - the death benefit under the policy; plus

  - any benefits due from riders; less

  - any loans and loan interest; and less

  - any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value. Sample ages and percentages are shown in the table below.

    Insured's Age at       Percentage of
    the beginning of     policy value as of
   the policy year in    the date of death.
      which insured
          dies.
  -----------------------------------------
  -----------------------------------------
      40 and under             250%
  -----------------------------------------
           45                  215%
  -----------------------------------------
           50                  185%
  -----------------------------------------
           55                  150%
  -----------------------------------------
           60                  130%
  -----------------------------------------
           65                  120%
  -----------------------------------------
           70                  115%
  -----------------------------------------
          75-90                105%
  -----------------------------------------
           95                  100%
  -----------------------------------------

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS


After the first policy year, you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. Decreases in the face amount of insurance during the first ten policy years have a surrender charge. See Section 4 - Expenses. Changes take effect on the first monthly anniversary on or after the date we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy, or that would disqualify your policy as life insurance under tax law. See Section 6-Taxes.


GUARANTEED DEATH BENEFIT ENDORSEMENT

You receive a Guaranteed Death Benefit Endorsement with your policy if:

  - the endorsement is approved by your state;

  - your policy is issued with standard or preferred rates; and

  - your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, is less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 - Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT


The policy matures on the policy anniversary following the insured's 95th birthday. For a discussion of the Maturity Date, see Section 7 - Access to Your Money. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive, prior to the maturity date, your written irrevocable election to use the benefit.


Under the endorsement and as of the maturity date:

  - we transfer money in the portfolios to the fixed account as of the next close of the NYSE;

  - all riders on the policy terminate; and

  - cost of insurance charges are no longer deducted.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

---------------------------------------------------

6. TAXES
----------------------------------------------

This section discusses how federal income tax applies to life insurance policies in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any policy or any transaction involving a policy. You should consult a competent tax advisor about your individual circumstances.

LIFE INSURANCE IN GENERAL

If your policy meets certain tests under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes. Death proceeds payable under a life insurance policy when the insured dies are not taxed to the beneficiary. We will monitor compliance of your policy with these tests.


Your life insurance policy may also be a MEC, which means that your policy has a high ratio of cash value to insurance protection as determined under the Code. If your policy is a MEC, amounts you take out while the insured is living, including loans and collateral assignments, may be subject to income tax. There may be a 10% tax penalty on the taxable amount taken before age 59 1/2 unless you are disabled as defined by the Code or another exception applies.


A surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premiums paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios or interest in the fixed account.

Ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured, may result in federal taxes such as income, estate, gift, or generation-skipping transfer tax, as well as state and local taxes such as inheritance or income tax. Tax consequences depend on your or your beneficiary's individual circumstances. You should consult your personal tax advisor regarding the tax treatment of a life insurance policy that you own.

Changes in federal and state tax law or in the interpretation of current tax law could adversely affect the tax treatment of your policy and policy proceeds.

DIVERSIFICATION


Variable life insurance policies receive tax deferral while the insured is living as long as the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax unless you take money out of the policy.


We believe the portfolios offered under this policy are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your policy might lose its tax favored status as life insurance because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING

Generally, while the insured is living, federal income tax is withheld from the taxable portion of proceeds at a rate of 10%. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate.

---------------------------------------------------

7. ACCESS TO YOUR MONEY
----------------------------------------------

You can access money in your policy in the following ways:

  - by taking loans against your policy value;

  - by requesting withdrawals after the first policy year;


  - by taking SMART-Registered Trademark- distributions (beginning after the second policy year);


  - by surrendering your policy for value;

  - by receiving the surrender value if the insured is alive on the maturity date; or

  - when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy surrender value by writing to us. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent affect on the amount of money you are able to accumulate in your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

  - Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or

  - 5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in your policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%.

The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments of $50 or more may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.


Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a MEC. See Section 6 - Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:


  - you will not accumulate enough policy value to meet your future financial needs;

  - your policy will lapse;

  - the Guaranteed Death Benefit Endorsement will terminate; or

  - your beneficiary will receive less money.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account and may have tax consequences. See Section 6 - Taxes. Withdrawals lower the face amount of insurance on your policy dollar for dollar and increase the risk that:

  - you will not accumulate enough policy value to meet your future financial needs;

  - your policy will lose its current tax status;

  - your policy will lapse;

  - the Guaranteed Death Benefit Endorsement will terminate; or

  - your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.


SMART-REGISTERED TRADEMARK- DISTRIBUTIONS


After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See Section 6 - Taxes.

SURRENDER

You may end the insurance coverage under this policy and receive the surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years. See Section 4 - Expenses. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

MATURITY DATE


The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the policy surrender value in a lump sum or, alternatively, in a payment option provided by your policy and that you select. Current tax may apply. Under some circumstances the maturity date may be extended until the death of the insured. For a discussion of the Extended Maturity Benefit Endorsement, see Section 5 - Insurance Benefits.


MINIMUM VALUE


If the surrender value of your policy (policy value less surrender charges and outstanding loan amounts) is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. For information on policy lapse and reinstatement, see
Section 2 - Premiums.


---------------------------------------------------

8. OTHER INFORMATION
----------------------------------------------

SAFECO LIFE

SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish SAFECO Separate Account SL ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the policy are general obligations of SAFECO Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act, if such registration is no longer required.

GENERAL ACCOUNT

If you put your money into the fixed account, it goes into SAFECO Life's general account. The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.


We are not required to register the fixed account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.


DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life policies.

The commissions paid to registered representatives on the sale of policies are not more than 90% of premiums paid during the first year nor more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDER

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

VOTING RIGHTS

SAFECO Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account.

DISREGARD OF VOTING INSTRUCTIONS

SAFECO Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause any portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the portfolio. SAFECO Life may also disapprove changes in the investment policy initiated by the owners or trustees of the funds. SAFECO Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

  - violate state or federal law;

  - be inconsistent with the investment objectives of the portfolios; or

  - vary from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives and underlying other variable policies offered by SAFECO Life or of an affiliated life insurance company.

In the event that SAFECO Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to you by reducing certain policy charges (including the surrender charge) or crediting additional fixed account interest.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

REPORTS TO POLICY OWNERS

We send you semi-annual and annual reports of the portfolios. We also send you quarterly statements about your policy which, taken together, provide you with an annual report of your policy each policy year. Statements include information about:

  - the death benefit;

  - policy values including surrender value;

  - policy charges;

  - loan amounts including loan interest;

  - premiums paid during the year; and

  - investment performance.

INTERNET INFORMATION

You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance Policy as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy, you can obtain specific information about your policy and additional online services.


The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.


EXPERTS


The financial statements of SAFECO Separate Account SL at December 31, 2001 and for the periods indicated therein and the financial statements of SAFECO Life Insurance Company and subsidiaries at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, appearing in this Prospectus, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.


FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the separate account or its portfolios.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    PART II
                                MORE INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS AND DIRECTORS OF SAFECO LIFE


OFFICERS:
   Michael S. McGavick     Chairman of the Board
   Randall H. Talbot       President
   Leslie J. Rice          Controller and Assistant
                           Secretary
   Roger F. Harbin         Executive Vice President
                           and Actuary
   Michael J. Kinzer       Vice President and Chief
                           Actuary
   Christine B. Mead       Senior Vice President and
                           Secretary
   George C. Pagos         Associate General
                           Counsel, Vice President
                           and Assistant Secretary

DIRECTORS:
   Roger F. Harbin         Director
   Michael E. LaRocco      Director
   Michael S. McGavick     Director
   James W. Ruddy          Director
   Ronald L. Spaulding     Director
   Randall H. Talbot       Director
   William T. Lebo         Director
   Dale E. Lauer           Director
   Christine B. Mead       Director



*The business address for Messrs. Talbot, Harbin, Kinzer, Pagos and Ms. Rice is 5069 154th Pl. NE, Redmond, WA 98052. The business address for Messr. Spaulding is 601 Union Street, Suite 2500, Seattle, WA 98101. The business address for all other individuals listed is SAFECO Plaza, Seattle, WA 98185.



All of the officers and directors listed above have acted in the capacities shown above for at least the last five years except Messrs. Talbot, Harbin, McGavick, Lauer, LaRocco and Ms. Rice and Ms. Mead. Mr. Talbot was President and Chief Executive Officer of Talbot Financial Corporation from 1994 until accepting his current position in 1998. Talbot Financial Corporation, an affiliate of SAFECO Life, is a holding company for insurance agencies marketing insurance products and other financial services. Mr. Harbin previously held the positions of Senior Vice President for SAFECO Life's annuities division since 1992 and has been Executive Vice President of SAFECO Life's broker-dealer since 1998. Mr. Lauer held the position of Vice President of commercial lines underwriting for the various SAFECO Property and Casualty Companies from 1992 until 1997 when he was named Senior Vice President. In 2001, Mr. Lauer was named President of the business insurance unit of the various SAFECO Property and Casualty Companies. Ms. Rice was employed by PEMCO Financial Services from July 1991 until December of 1999. She previously held the position of Controller for PEMCO Financial Services before joining SAFECO Life in 1999. Mr. McGavick was named Chairman of SAFECO Life in 2001. He was Senior Vice President of CNA Financial Corporation from 1997 to 2001. Prior to that he was Group Vice President at CNA. Mr. LaRocco was named President of the personal lines unit of the various SAFECO Property and Casualty Insurance Companies in 2001. From 1993 to 2001, Mr. LaRocco was Regional Vice President for GEICO Insurance. Ms. Mead was named Senior Vice President and Chief Financial Officer of SAFECO Life in February 2002. From 1996 to 2001, she was Senior Vice President and Chief Financial Officer for Travelers Property Casualty Corporation.


MISSTATEMENT OF AGE OR SEX

If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

SAFECO LIFE'S RIGHT TO CONTEST

SAFECO Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

FEDERAL TAX STATUS

NOTE. The following description is based upon SAFECO Life's understanding of current federal income tax law applicable to life insurance in general. SAFECO Life cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), defines the term "life insurance contract" for purposes of the Code. SAFECO Life believes that the policies to be issued will qualify as "life insurance contracts" under Section 7702. SAFECO Life does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisors. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon SAFECO Life's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

SAFECO Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO Life and its operations form a part of SAFECO Life.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax on the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as the policy, meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.
Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment.

The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO Life intends that each investment portfolio underlying the policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the policy. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, SAFECO Life reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, SAFECO Life has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.


While SAFECO Life has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with SAFECO Life's interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisors with respect to the tax consequences of purchasing the policy.



POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or withdrawals or surrenders from the policies will depend on whether the policy is considered to be a MEC. Otherwise, SAFECO Life believes that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, the owner is not deemed to be in constructive receipt of the policy account value or net cash surrender value, including increments thereon, under a policy until there is a distribution of such amounts.


Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.


TAX TREATMENT OF LOANS, WITHDRAWALS, AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a modified endowment contract (MEC). A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.



Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. The status of an exchange of a contract issued before June 21, 1988 is unclear; however, the Internal Revenue Service has taken the position in a Private Letter Ruling that a contract received in an exchange on or after June 21, 1988 will be considered as entered into as of the date of the exchange and therefore subject to Section 7702A. Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each policy.



If the policy is classified as a MEC, then withdrawals and surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled within the meaning of Section 72(m)(7) of the Code; or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of such taxpayer and his beneficiary.



If a policy is not classified as a MEC, then any withdrawals will be treated first as a recovery of the investment in the policy, which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.



Any loans from a policy which is not classified as a MEC, will be treated as indebtedness of the owner and not a distribution. Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, the deductibility of the interest expense for loans against corporate-owned life insurance policies may be limited or disallowed under the Code. The deductibility of interest payable on policy loans is subject to the rules and limitations under Sections 163 and 264 of the Code.


Policy owners should seek competent tax advice on the tax consequences of taking loans or withdrawals from any policy or surrendering any policy.

QUALIFIED PLANS. The policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent qualified plans consultant.

ADVERTISING

SAFECO Life is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of SAFECO Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of SAFECO Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

               APPENDIX A: SEPARATE ACCOUNT FINANCIAL STATEMENTS
                           SAFECO SEPARATE ACCOUNT SL
                              FINANCIAL STATEMENTS
                               DECEMBER 31, 2001


                                  APPENDIX - A

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                                                   SAFECO                       SAFECO
                                                       SAFECO        SAFECO        GROWTH         SAFECO      SMALL CO.
                                                        BOND         EQUITY     OPPORTUNITIES   NORTHWEST       VALUE
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                       $    930,691  $  7,879,806  $  9,231,599   $  1,980,063  $    215,935
                                                    ============  ============  ============   ============  ============
            SHARES OWNED                                  81,580       285,413       436,477         99,409        18,663
            NET ASSET VALUE PER SHARE               $      11.12  $      24.70  $      21.89   $      16.99  $      12.81
                                                    ------------  ------------  ------------   ------------  ------------

         Investments, at Value                      $    907,169  $  7,049,706  $  9,554,481   $  1,688,952  $    239,076
         Dividends Receivable                                  -             -             -              -             -
                                                    ------------  ------------  ------------   ------------  ------------

             Total Assets                                907,169     7,049,706     9,554,481      1,688,952       239,076

LIABILITIES:
      Mortality and Expense Risk Charge Payable              627         4,613         6,212          1,101           137
                                                    ------------  ------------  ------------   ------------  ------------

NET ASSETS                                          $    906,542  $  7,045,093  $  9,548,269   $  1,687,851  $    238,939
                                                    ============  ============  ============   ============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $    426,041  $  4,212,263  $  4,443,259   $  1,026,681  $    238,939
                                                    ============  ============  ============   ============  ============

      ACCUMULATION UNITS OUTSTANDING                      34,425       368,808       355,356         83,102        23,293
                                                    ============  ============  ============   ============  ============
      ACCUMULATION UNIT VALUE *                     $     12.376  $     11.421  $     12.504   $     12.354  $     10.258
                                                    ============  ============  ============   ============  ============

ENHANCED VARIABLE UNIVERSAL LIFE AND ACCUMULATION
   LIFE
      NET ASSETS                                    $    480,501  $  2,832,830  $  5,105,010   $    661,170
                                                    ============  ============  ============   ============

      ACCUMULATION UNITS OUTSTANDING                       3,673        18,260        26,655          4,398
                                                    ============  ============  ============   ============

      ACCUMULATION UNIT VALUE *                     $    130.818  $    155.141  $    191.525   $    150.344
                                                    ============  ============  ============   ============

  * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                      INVESCO        DREYFUS       DREYFUS                     DREYFUS
                                                    REAL ESTATE      MIDCAP       TECHNOLOGY     DREYFUS       QUALITY
                                                    OPPORTUNITY       STOCK         GROWTH     APPRECIATION      BOND
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                       $     51,440  $     412,595  $    391,728  $  1,178,312  $    239,201
                                                    ============  =============  ============  ============  ============
            SHARES OWNED                                   5,271         29,883        29,930        32,197        20,607
            NET ASSET VALUE PER SHARE               $       9.97  $       13.80  $       9.49  $      34.98  $      11.37
                                                    ------------  -------------  ------------  ------------  ------------

         Investments, at Value                      $     52,553  $     412,385  $    284,039  $  1,126,241  $    234,301
         Dividends Receivable                                  -              -             -             -             -
                                                    ------------  -------------  ------------  ------------  ------------

             Total Assets                                 52,553        412,385       284,039     1,126,241       234,301

LIABILITIES:
      Mortality and Expense Risk Charge Payable               30            233           163           649           136
                                                    ------------  -------------  ------------  ------------  ------------

NET ASSETS                                          $     52,523  $     412,152  $    283,876  $  1,125,592  $    234,165
                                                    ============  =============  ============  ============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $     52,523  $     412,152  $    283,876  $  1,125,592  $    234,165
                                                    ============  =============  ============  ============  ============

      ACCUMULATION UNITS OUTSTANDING                       4,638         42,261        65,275       126,493        20,185
                                                    ============  =============  ============  ============  ============
      ACCUMULATION UNIT VALUE *                     $     11.324  $       9.753  $      4.349  $      8.898  $     11.601
                                                    ============  =============  ============  ============  ============

  * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                      DREYFUS       FIDELITY                     FIDELITY      FIDELITY
                                                      SOCIALLY      EQUITY-       FIDELITY         HIGH         MONEY
                                                    RESPONSIBLE      INCOME        GROWTH         INCOME        MARKET
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                       $    210,417  $ 11,101,185  $  30,945,273  $  2,574,676  $  4,865,801
                                                    ============  ============  =============  ============  ============
            SHARES OWNED                                   6,410       492,173        781,496       307,258     4,865,801
            NET ASSET VALUE PER SHARE               $      26.67  $      22.75  $       33.61  $       6.41  $       1.00
                                                    ------------  ------------  -------------  ------------  ------------

         Investments, at Value                      $    170,967  $ 11,196,927  $  26,266,083  $  1,969,521  $  4,865,801
         Dividends Receivable                                  -             -              -             -         8,908
                                                    ------------  ------------  -------------  ------------  ------------

             Total Assets                                170,967    11,196,927     26,266,083     1,969,521     4,874,709

LIABILITIES:
      Mortality and Expense Risk Charge Payable              100         8,261         19,404         1,254         3,482
                                                    ------------  ------------  -------------  ------------  ------------

NET ASSETS                                          $    170,867  $ 11,188,666  $  26,246,679  $  1,968,267  $  4,871,227
                                                    ============  ============  =============  ============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $    170,867  $  1,134,742  $   4,785,629  $    208,668  $  2,475,680
                                                    ============  ============  =============  ============  ============

      ACCUMULATION UNITS OUTSTANDING                      25,111        89,273        333,745        29,744       205,604
                                                    ============  ============  =============  ============  ============
      ACCUMULATION UNIT VALUE *                     $      6.805  $     12.711  $      14.339  $      7.015  $     12.041
                                                    ============  ============  =============  ============  ============

ENHANCED VARIABLE UNIVERSAL LIFE AND ACCUMULATION
   LIFE
      NET ASSETS                                                  $ 10,053,924  $  21,461,050  $  1,759,599  $  2,395,547
                                                                  ============  =============  ============  ============

      ACCUMULATION UNITS OUTSTANDING                                    28,740         61,178        15,512        16,182
                                                                  ============  =============  ============  ============

      ACCUMULATION UNIT VALUE *                                   $    349.819  $     350.797  $    113.432  $    148.042
                                                                  ============  =============  ============  ============

  * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                                 SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------
                                                                                   FIDELITY       FIDELITY
                                                      FIDELITY       FIDELITY     ASSET MGR:        ASSET        FIDELITY
                                                      OVERSEAS      INDEX 500       GROWTH         MANAGER      CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                       $   6,344,104  $ 11,432,837  $   1,921,464  $  10,185,068  $  8,329,663
                                                    =============  ============  =============  =============  ============
            SHARES OWNED                                  331,741        87,435        126,903        640,498       383,736
            NET ASSET VALUE PER SHARE               $       13.88  $     130.07  $       12.56  $       14.51  $      20.13
                                                    -------------  ------------  -------------  -------------  ------------

         Investments, at Value                      $   4,604,561  $ 11,372,709  $   1,593,907  $   9,293,627  $  7,724,613
         Dividends Receivable                                   -             -              -              -             -
                                                    -------------  ------------  -------------  -------------  ------------

             Total Assets                               4,604,561    11,372,709      1,593,907      9,293,627     7,724,613

LIABILITIES:
      Mortality and Expense Risk Charge Payable             3,460         8,000          1,116          6,968         5,591
                                                    -------------  ------------  -------------  -------------  ------------

NET ASSETS                                          $   4,601,101  $ 11,364,709  $   1,592,791  $   9,286,659  $  7,719,022
                                                    =============  ============  =============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $     359,028  $  3,642,127  $     553,541  $     632,645  $  1,484,804
                                                    =============  ============  =============  =============  ============

      ACCUMULATION UNITS OUTSTANDING                       35,820       282,124         49,115         52,859       112,328
                                                    =============  ============  =============  =============  ============
      ACCUMULATION UNIT VALUE *                     $      10.023  $     12.909  $      11.270  $      11.968  $     13.218
                                                    =============  ============  =============  =============  ============

ENHANCED VARIABLE UNIVERSAL LIFE AND ACCUMULATION
   LIFE
      NET ASSETS                                    $   4,242,073  $  7,722,582  $   1,039,250  $   8,654,014  $  6,234,218
                                                    =============  ============  =============  =============  ============

      ACCUMULATION UNITS OUTSTANDING                       25,749        28,353          5,766         37,655        27,638
                                                    =============  ============  =============  =============  ============

      ACCUMULATION UNIT VALUE *                     $     164.748  $    272.370  $     180.228  $     229.827  $    225.566
                                                    =============  ============  =============  =============  ============

  * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                      FIDELITY                     FIDELITY      FIDELITY         AIM
                                                     INVESTMENT      FIDELITY      GROWTH &       GROWTH       AGGRESSIVE
                                                     GRADE BOND      BALANCED       INCOME     OPPORTUNITIES     GROWTH
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                       $   1,155,884  $    167,444  $    687,188  $     946,462  $    640,765
                                                    =============  ============  ============  =============  ============
            SHARES OWNED                                   92,690        11,459        47,321         51,321        49,789
            NET ASSET VALUE PER SHARE               $       12.92  $      13.72  $      13.19  $       15.13  $      10.81
                                                    -------------  ------------  ------------  -------------  ------------

         Investments, at Value                      $   1,197,557  $    157,219  $    624,161  $     776,482  $    538,219
         Dividends Receivable                                   -             -             -              -             -
                                                    -------------  ------------  ------------  -------------  ------------

             Total Assets                               1,197,557       157,219       624,161        776,482       538,219

LIABILITIES:
      Mortality and Expense Risk Charge Payable               981            93           356            451           315
                                                    -------------  ------------  ------------  -------------  ------------

NET ASSETS                                          $   1,196,576  $    157,126  $    623,805  $     776,031  $    537,904
                                                    =============  ============  ============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $      54,187  $    157,126  $    623,805  $     776,031  $    537,904
                                                    =============  ============  ============  =============  ============

      ACCUMULATION UNITS OUTSTANDING                        4,228        13,189        48,935         80,398        85,383
                                                    =============  ============  ============  =============  ============
      ACCUMULATION UNIT VALUE *                     $      12.815  $     11.914  $     12.748  $       9.652  $      6.299
                                                    =============  ============  ============  =============  ============

ENHANCED VARIABLE UNIVERSAL LIFE AND ACCUMULATION
   LIFE
      NET ASSETS                                    $   1,142,389
                                                    =============

      ACCUMULATION UNITS OUTSTANDING                        6,402
                                                    =============

      ACCUMULATION UNIT VALUE *                     $     178.452
                                                    =============

  * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                                FRANKLIN
                                                         AIM        FEDERATED     FEDERATED      FRANKLIN         U.S.
                                                       GROWTH      HIGH INCOME     UTILITY       SMALL CAP     GOVERNMENT
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                       $   1,191,614  $    120,097  $     59,154  $     783,521  $     59,834
                                                    =============  ============  ============  =============  ============
            SHARES OWNED                                   69,769        14,707         5,359         37,458         4,669
            NET ASSET VALUE PER SHARE               $       16.37  $       7.72  $      10.37  $       17.85  $      13.08
                                                    -------------  ------------  ------------  -------------  ------------

         Investments, at Value                      $   1,142,119  $    113,537  $     55,574  $     668,623  $     61,072
         Dividends Receivable                                   -             -             -              -             -
                                                    -------------  ------------  ------------  -------------  ------------

             Total Assets                               1,142,119       113,537        55,574        668,623        61,072

LIABILITIES:
      Mortality and Expense Risk Charge Payable               680            66            28            386            35
                                                    -------------  ------------  ------------  -------------  ------------

NET ASSETS                                          $   1,141,439  $    113,471  $     55,546  $     668,237  $     61,037
                                                    =============  ============  ============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $   1,141,439  $    113,471  $     55,546  $     668,237  $     61,037
                                                    =============  ============  ============  =============  ============

      ACCUMULATION UNITS OUTSTANDING                      233,217        12,055         6,954         93,495         5,244
                                                    =============  ============  ============  =============  ============
      ACCUMULATION UNIT VALUE *                     $       4.894  $      9.412  $      7.987  $       7.147  $     11.638
                                                    =============  ============  ============  =============  ============

  * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                                 SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------
                                                      TEMPLETON      PILGRIM       PILGRIM
                                                     DEVELOPING      NATURAL       EMERGING       SCUDDER        SCUDDER
                                                       MARKETS      RESOURCES      MARKETS       BALANCED     INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                       $      25,469  $    342,706  $    985,826  $     417,579  $    135,979
                                                    =============  ============  ============  =============  ============
            SHARES OWNED                                    4,937        26,618       129,236         34,260        12,538
            NET ASSET VALUE PER SHARE               $        4.76  $      12.40  $       4.93  $       11.76  $       8.05
                                                    -------------  ------------  ------------  -------------  ------------

         Investments, at Value                      $      23,502  $    330,064  $    637,135  $     402,898  $    100,929
         Dividends Receivable                                   -             -             -              -             -
                                                    -------------  ------------  ------------  -------------  ------------

             Total Assets                                  23,502       330,064       637,135        402,898       100,929

LIABILITIES:
      Mortality and Expense Risk Charge Payable                13           236           463            216            55
                                                    -------------  ------------  ------------  -------------  ------------

NET ASSETS                                          $      23,489  $    329,828  $    636,672  $     402,682  $    100,874
                                                    =============  ============  ============  =============  ============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $      23,489  $     37,175  $    100,727  $     402,682  $    100,874
                                                    =============  ============  ============  =============  ============

      ACCUMULATION UNITS OUTSTANDING                        3,184         4,501        12,116         43,876        16,951
                                                    =============  ============  ============  =============  ============
      ACCUMULATION UNIT VALUE *                     $       7.377  $      8.258  $      8.313  $       9.177  $      5.950
                                                    =============  ============  ============  =============  ============

ENHANCED VARIABLE UNIVERSAL LIFE AND ACCUMULATION
   LIFE
      NET ASSETS                                                   $    292,653  $    535,945
                                                                   ============  ============

      ACCUMULATION UNITS OUTSTANDING                                      2,720         7,681
                                                                   ============  ============

      ACCUMULATION UNIT VALUE *                                    $    107.608  $     69.771
                                                                   ============  ============

  * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2001

                                                                           SUB-ACCOUNTS
                                                    ----------------------------------------------------------
                                                     J.P. MORGAN                     AMERICAN      AMERICAN
                                                     DISCIPLINED       WANGER        CENTURY        CENTURY
                                                       EQUITY      U.S. SMALL CAP    BALANCED    INTERNATIONAL
--------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                       $     506,578   $  1,283,449   $    363,873  $   2,382,460
                                                    =============   ============   ============  =============
            SHARES OWNED                                   34,334         60,589         52,049        255,769
            NET ASSET VALUE PER SHARE               $       13.06   $      22.25   $       6.59  $        6.59
                                                    -------------   ------------   ------------  -------------

         Investments, at Value                      $     448,396   $  1,348,107   $    343,002  $   1,685,517
         Dividends Receivable                                   -              -              -              -
                                                    -------------   ------------   ------------  -------------

             Total Assets                                 448,396      1,348,107        343,002      1,685,517

LIABILITIES:
      Mortality and Expense Risk Charge Payable               260            775            198            985
                                                    -------------   ------------   ------------  -------------

NET ASSETS                                          $     448,136   $  1,347,332   $    342,804  $   1,684,532
                                                    =============   ============   ============  =============

PREMIER VARIABLE UNIVERSAL LIFE
      NET ASSETS                                    $     448,136   $  1,347,332   $    342,804  $   1,684,532
                                                    =============   ============   ============  =============

      ACCUMULATION UNITS OUTSTANDING                       56,981         98,749         28,757        145,044
                                                    =============   ============   ============  =============
      ACCUMULATION UNIT VALUE *                     $       7.864   $     13.643   $     11.920  $      11.613
                                                    =============   ============   ============  =============

  * The redemption price per unit is the accumulation unit value, which represents net assets divided by accumulation units outstanding.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                            SAFECO
                                                            SAFECO                  SAFECO                  GROWTH
                                                             BOND                   EQUITY              OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000        2001        2000        2001        2000
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $   46,011  $   15,063  $   52,129  $   56,731  $  206,690  $  821,939

   Mortality and Expense Risk Charge                    (5,351)     (1,613)    (56,579)    (61,857)    (65,161)    (69,179)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         40,660      13,450      (4,450)     (5,126)    141,529     752,760

   Net Realized Gain (Loss) on Investments              19,865      (4,953)   (672,900)   (258,714)   (422,549)    180,382

   Net Change in Unrealized Appreciation
      (Depreciation)                                   (23,183)     12,557    (156,922)   (760,177)  1,693,050  (1,574,956)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      37,342      21,054    (834,272) (1,024,017)  1,412,030    (641,814)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                     1,228,501      77,487   6,115,398  11,334,263   4,596,367   7,735,349
   Redemptions                                        (637,702)    (40,516) (5,639,939) (11,116,775) (4,009,025) (8,252,426)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                   590,799      36,971     475,459     217,488     587,342    (517,077)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             628,141      58,025    (358,813)   (806,529)  1,999,372  (1,158,891)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              278,401     220,376   7,403,906   8,210,435   7,548,897   8,707,788
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  906,542  $  278,401  $7,045,093  $7,403,906  $9,548,269  $7,548,897
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                    SAFECO                 INVESCO
                                                            SAFECO                SMALL CO.              REAL ESTATE
                                                          NORTHWEST                 VALUE                OPPORTUNITY
--------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000        2001        2000        2001       2000#
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $    2,330  $   20,677  $    2,383  $      325  $      534  $       18

   Mortality and Expense Risk Charge                   (12,534)    (11,143)     (1,332)       (938)       (232)        (18)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                        (10,204)      9,534       1,051        (613)        302           -

   Net Realized Gain (Loss) on Investments            (103,787)     20,147       3,837       1,145        (140)        281

   Net Change in Unrealized Appreciation
      (Depreciation)                                   (78,156)   (338,736)     29,680     (11,129)        777         334
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (192,147)   (309,055)     34,568     (10,597)        939         615
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                       747,343   1,910,964     132,854      87,304      55,163      21,765
   Redemptions                                        (444,923)   (763,163)    (73,418)    (67,299)    (11,021)    (14,938)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        302,420   1,147,801      59,436      20,005      44,142       6,827
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             110,273     838,746      94,004       9,408      45,081       7,442

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            1,577,578     738,832     144,935     135,527       7,442           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $1,687,851  $1,577,578  $  238,939  $  144,935  $   52,523  $    7,442
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           DREYFUS                 DREYFUS
                                                            MIDCAP                TECHNOLOGY               DREYFUS
                                                            STOCK                   GROWTH               APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
                                                       2001       2000#        2001       2000#        2001       2000#
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $      670  $    3,571  $        -  $        -  $    9,412  $    1,465

   Mortality and Expense Risk Charge                    (2,292)       (301)     (1,673)       (434)     (4,632)       (189)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         (1,622)      3,270      (1,673)       (434)      4,780       1,276

   Net Realized Gain (Loss) on Investments              (9,807)       (634)    (59,169)     (6,073)     (5,115)        (13)

   Net Change in Unrealized Appreciation
      (Depreciation)                                     5,176      (5,385)    (40,108)    (67,581)    (48,906)     (3,165)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      (6,253)     (2,749)   (100,950)    (74,088)    (49,241)     (1,902)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                       307,310     237,144     281,354     313,609   1,122,588     140,366
   Redemptions                                        (116,031)     (7,269)   (100,987)    (35,062)    (83,086)     (3,133)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        191,279     229,875     180,367     278,547   1,039,502     137,233
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             185,026     227,126      79,417     204,459     990,261     135,331

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              227,126           -     204,459           -     135,331           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  412,152  $  227,126  $  283,876  $  204,459  $1,125,592  $  135,331
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           DREYFUS                 DREYFUS                 FIDELITY
                                                           QUALITY                 SOCIALLY                EQUITY-
                                                             BOND                RESPONSIBLE                INCOME
--------------------------------------------------------------------------------------------------------------------------
                                                       2001       2000#        2001       2000#        2001        2000
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $    9,613  $      308  $      115  $    1,031  $  757,135  $  934,342

   Mortality and Expense Risk Charge                      (873)        (24)     (1,047)       (247)   (101,636)    (99,103)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                          8,740         284        (932)        784     655,499     835,239

   Net Realized Gain (Loss) on Investments                 (55)          6      (9,718)       (928)     51,624      73,936

   Net Change in Unrealized Appreciation
      (Depreciation)                                    (5,255)        357     (26,390)    (13,059) (1,405,701)   (103,500)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS       3,430         647     (37,040)    (13,203)   (698,578)    805,675
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                       237,783      31,045     114,077     150,779   1,860,833   1,983,200
   Redemptions                                         (37,834)       (906)    (34,700)     (9,046) (2,100,483) (2,511,093)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        199,949      30,139      79,377     141,733    (239,650)   (527,893)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             203,379      30,786      42,337     128,530    (938,228)    277,782

NET ASSETS AT BEGINNING OF YEAR OR PERIOD               30,786           -     128,530           -  12,126,894  11,849,112
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  234,165  $   30,786  $  170,867  $  128,530  $11,188,666 $12,126,894
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                   FIDELITY                FIDELITY
                                                           FIDELITY                  HIGH                   MONEY
                                                            GROWTH                  INCOME                  MARKET
--------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000        2001        2000        2001        2000
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $2,141,194  $3,963,094  $  225,160  $  173,393  $  214,643  $  359,681

   Mortality and Expense Risk Charge                  (244,253)   (317,577)    (14,795)    (18,558)    (42,702)    (48,007)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                      1,896,941   3,645,517     210,365     154,835     171,941     311,674

   Net Realized Gain (Loss) on Investments          (1,045,202)  1,803,560    (422,673)   (193,707)          -           -

   Net Change in Unrealized Appreciation
      (Depreciation)                                (6,982,040) (9,918,652)    (33,978)   (479,340)          -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  (6,130,301) (4,469,575)   (246,286)   (518,212)    171,941     311,674
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                     6,662,424   9,524,662   1,792,577     902,016  18,372,251  32,990,914
   Redemptions                                      (6,373,977) (8,947,081) (1,196,127) (1,414,245) (19,794,727) (33,525,648)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        288,447     577,581     596,450    (512,229) (1,422,476)   (534,734)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                          (5,841,854) (3,891,994)    350,164  (1,030,441) (1,250,535)   (223,060)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           32,088,533  35,980,527   1,618,103   2,648,544   6,121,762   6,344,822
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $26,246,679 $32,088,533 $1,968,267  $1,618,103  $4,871,227  $6,121,762
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                           FIDELITY
                                                           FIDELITY                FIDELITY               ASSET MGR:
                                                           OVERSEAS               INDEX 500                 GROWTH
--------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000        2001        2000        2001        2000
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $  751,201  $  779,273  $  147,291  $  215,135  $  107,223  $  215,288

   Mortality and Expense Risk Charge                   (47,341)    (65,459)    (99,242)   (123,737)    (13,553)    (16,631)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                        703,860     713,814      48,049      91,398      93,670     198,657

   Net Realized Gain (Loss) on Investments            (472,521)    235,770      52,791     754,095    (124,313)    (16,631)

   Net Change in Unrealized Appreciation
      (Depreciation)                                (1,596,064) (2,549,953) (1,757,882) (2,387,481)   (113,385)   (457,946)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  (1,364,725) (1,600,369) (1,657,042) (1,541,988)   (144,028)   (275,920)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                     1,065,824   1,743,182   2,472,847   4,006,232     439,905     829,978
   Redemptions                                      (1,391,045) (1,860,031) (3,317,101) (3,508,439)   (495,303)   (827,394)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (325,221)   (116,849)   (844,254)    497,793     (55,398)      2,584
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                          (1,689,946) (1,717,218) (2,501,296) (1,044,195)   (199,426)   (273,336)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            6,291,047   8,008,265  13,866,005  14,910,200   1,792,217   2,065,553
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $4,601,101  $6,291,047  $11,364,709 $13,866,005 $1,592,791  $1,792,217
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           FIDELITY                                        FIDELITY
                                                            ASSET                  FIDELITY               INVESTMENT
                                                           MANAGER                CONTRAFUND              GRADE BOND
--------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000        2001        2000        2001        2000
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $  566,427  $1,201,810  $  301,409  $1,254,130  $   52,325  $   61,781

   Mortality and Expense Risk Charge                   (85,100)    (95,594)    (69,833)    (84,397)    (10,618)     (8,519)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                        481,327   1,106,216     231,576   1,169,733      41,707      53,262
   Net Realized Gain (Loss) on Investments            (210,488)     57,903    (185,198)    262,364      30,139     (10,836)

   Net Change in Unrealized Appreciation
      (Depreciation)                                  (793,578) (1,690,703) (1,274,743) (2,176,725)      5,640      54,900
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (522,739)   (526,584) (1,228,365)   (744,628)     77,486      97,326
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                     1,253,803   1,322,540   1,380,410   2,739,018     696,405     404,428
   Redemptions                                      (1,690,785) (1,994,716) (1,746,442) (2,120,964)   (742,188)   (240,057)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (436,982)   (672,176)   (366,032)    618,054     (45,783)    164,371
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                            (959,721) (1,198,760) (1,594,397)   (126,574)     31,703     261,697

NET ASSETS AT BEGINNING OF YEAR OR PERIOD           10,246,380  11,445,140   9,313,419   9,439,993   1,164,873     903,176
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $9,286,659  $10,246,380 $7,719,022  $9,313,419  $1,196,576  $1,164,873
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                           FIDELITY
                                                           FIDELITY                FIDELITY                 GROWTH
                                                           BALANCED            GROWTH & INCOME          OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000        2001        2000        2001        2000
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $    5,000  $    7,272  $   23,789  $   31,809  $    3,067  $   29,606

   Mortality and Expense Risk Charge                    (1,025)     (1,070)     (3,595)     (2,791)     (5,249)     (4,120)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                          3,975       6,202      20,194      29,018      (2,182)     25,486

   Net Realized Gain (Loss) on Investments              (4,463)     (1,578)    (14,693)     (2,697)    (81,690)    (10,009)

   Net Change in Unrealized Appreciation
      (Depreciation)                                    (2,618)    (11,470)    (47,877)    (42,659)    (39,107)   (151,268)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      (3,106)     (6,846)    (42,376)    (16,338)   (122,979)   (135,791)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                        64,393      86,386     328,848     202,269     381,865     735,124
   Redemptions                                         (55,298)   (107,955)    (86,457)   (134,448)   (326,840)   (157,644)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                          9,095     (21,569)    242,391      67,821      55,025     577,480
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                               5,989     (28,415)    200,015      51,483     (67,954)    441,689

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              151,137     179,552     423,790     372,307     843,985     402,296
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  157,126  $  151,137  $  623,805  $  423,790  $  776,031  $  843,985
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                             AIM
                                                          AGGRESSIVE                 AIM                  FEDERATED
                                                            GROWTH                  GROWTH               HIGH INCOME
--------------------------------------------------------------------------------------------------------------------------
                                                       2001       2000#        2001       2000#        2001       2000#
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $        -  $        -  $    2,733  $   22,449  $    7,651  $        -

   Mortality and Expense Risk Charge                    (4,141)     (2,395)     (8,643)     (2,186)       (659)        (89)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         (4,141)     (2,395)     (5,910)     20,263       6,992         (89)

   Net Realized Gain (Loss) on Investments            (253,108)     10,539    (682,967)     (9,880)       (591)        (15)

   Net Change in Unrealized Appreciation
      (Depreciation)                                   (20,887)    (81,659)    150,264    (199,759)     (6,531)        (29)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (278,136)    (73,515)   (538,613)   (189,376)       (130)       (133)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                       545,787   2,251,145   4,157,109     944,401      55,812      68,093
   Redemptions                                        (568,183) (1,339,194) (3,145,643)    (86,439)     (9,039)     (1,132)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        (22,396)    911,951   1,011,466     857,962      46,773      66,961
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                            (300,532)    838,436     472,853     668,586      46,643      66,828

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              838,436           -     668,586           -      66,828           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  537,904  $  838,436  $1,141,439  $  668,586  $  113,471  $   66,828
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          FEDERATED                FRANKLIN                FRANKLIN
                                                           UTILITY                SMALL CAP            U.S. GOVERNMENT
--------------------------------------------------------------------------------------------------------------------------
                                                       2001       2000#        2001       2000#        2001       2000#
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $      243  $        -  $    2,098  $        -  $    1,790  $        -

   Mortality and Expense Risk Charge                      (183)        (10)     (3,850)     (1,377)       (221)        (68)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                             60         (10)     (1,752)     (1,377)      1,569         (68)

   Net Realized Gain (Loss) on Investments                (859)       (437)    (45,380)     (6,911)        351          38

   Net Change in Unrealized Appreciation
      (Depreciation)                                    (3,588)          8     (36,996)    (77,902)       (325)      1,564
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      (4,387)       (439)    (84,128)    (86,190)      1,595       1,534
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                        59,232      17,229     441,022     611,537      48,592      16,016
   Redemptions                                          (3,323)    (12,766)   (151,150)    (62,854)     (6,014)       (686)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                         55,909       4,463     289,872     548,683      42,578      15,330
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                              51,522       4,024     205,744     462,493      44,173      16,864

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                4,024           -     462,493           -      16,864           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $   55,546  $    4,024  $  668,237  $  462,493  $   61,037  $   16,864
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          TEMPLETON                PILGRIM                 PILGRIM
                                                          DEVELOPING               NATURAL                 EMERGING
                                                           MARKETS                RESOURCES                MARKETS
--------------------------------------------------------------------------------------------------------------------------
                                                       2001       2000#        2001        2000        2001        2000
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $      159  $        -  $        -  $    1,343  $  144,735  $        -

   Mortality and Expense Risk Charge                      (123)         (7)     (3,165)     (3,004)     (5,589)     (9,577)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                             36          (7)     (3,165)     (1,661)    139,146      (9,577)

   Net Realized Gain (Loss) on Investments              (1,122)        (36)      2,340         (20)    (87,345)     46,566

   Net Change in Unrealized Appreciation
      (Depreciation)                                    (1,595)       (373)    (65,712)     62,776    (131,407)   (623,817)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      (2,681)       (416)    (66,537)     61,095     (79,606)   (586,828)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                        29,130       3,885      78,886     133,367     181,152     614,033
   Redemptions                                          (5,988)       (441)    (92,356)    (90,851)   (174,620)   (390,579)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                         23,142       3,444     (13,470)     42,516       6,532     223,454
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                              20,461       3,028     (80,007)    103,611     (73,074)   (363,374)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                3,028           -     409,835     306,224     709,746   1,073,120
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $   23,489  $    3,028  $  329,828  $  409,835  $  636,672  $  709,746
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                         J.P. MORGAN
                                                           SCUDDER                 SCUDDER               DISCIPLINED
                                                           BALANCED             INTERNATIONAL               EQUITY
--------------------------------------------------------------------------------------------------------------------------
                                                       2001       2000#        2001       2000#        2001       2000#
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $   10,702  $        -  $   17,725  $        -  $    2,232  $    2,008

   Mortality and Expense Risk Charge                    (1,612)        (69)       (648)       (136)     (3,128)     (2,993)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                          9,090         (69)     17,077        (136)       (896)       (985)

   Net Realized Gain (Loss) on Investments              (5,797)        (96)    (17,512)       (870)    (40,205)    (17,757)

   Net Change in Unrealized Appreciation
      (Depreciation)                                   (13,425)     (1,256)    (33,086)     (1,964)    (15,662)    (42,519)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS     (10,132)     (1,421)    (33,521)     (2,970)    (56,763)    (61,261)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                       390,863      90,023     106,037      81,447     297,423   2,414,911
   Redemptions                                         (63,090)     (3,561)    (46,044)     (4,075)   (299,317) (1,846,857)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        327,773      86,462      59,993      77,372      (1,894)    568,054
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             317,641      85,041      26,472      74,402     (58,657)    506,793

NET ASSETS AT BEGINNING OF YEAR OR PERIOD               85,041           -      74,402           -     506,793           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  402,682  $   85,041  $  100,874  $   74,402  $  448,136  $  506,793
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                   AMERICAN                AMERICAN
                                                            WANGER                 CENTURY                 CENTURY
                                                        U.S. SMALL CAP             BALANCED             INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000        2001        2000        2001        2000
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend Income                                  $      782  $  188,116  $   13,207  $    5,234  $  165,862  $   32,121

   Mortality and Expense Risk Charge                    (8,678)     (9,254)     (1,930)       (995)    (12,146)    (12,652)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         (7,896)    178,862      11,277       4,239     153,716      19,469

   Net Realized Gain (Loss) on Investments              (3,899)   (109,616)     (7,641)       (864)   (102,867)    162,364

   Net Change in Unrealized Appreciation
      (Depreciation)                                   139,548    (218,692)    (13,218)     (8,870)   (672,131)   (536,940)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS     127,753    (149,446)     (9,582)     (5,495)   (621,282)   (355,107)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

UNIT TRANSACTIONS:
   Subscriptions                                       241,678     889,033     220,088     164,438     669,376   1,682,055
   Redemptions                                        (254,543)   (864,108)    (83,461)    (64,027)   (296,585)   (891,609)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        (12,865)     24,925     136,627     100,411     372,791     790,446
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             114,888    (124,521)    127,045      94,916    (248,491)    435,339

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            1,232,444   1,356,965     215,759     120,843   1,933,023   1,497,684
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $1,347,332  $1,232,444  $  342,804  $  215,759  $1,684,532  $1,933,023
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION

     SAFECO Separate Account SL (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO Life), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO Life variable life insurance products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO Life variable life insurance products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             SAFECO Resource Series Trust
         SAFECO RST Bond (SAFECO Bond)                                RST Bond Portfolio
         SAFECO RST Equity (SAFECO Equity)                            RST Equity Portfolio
         SAFECO RST Growth Opportunities (SAFECO Growth
           Opportunities)                                             RST Growth Opportunities Portfolio
         SAFECO RST Northwest (SAFECO Northwest)                      RST Northwest Portfolio
         SAFECO RST Small Company Value (SAFECO Small Co.
           Value)                                                     RST Small Company Value Portfolio

                                                             INVESCO Variable Investment Funds, Inc.
         INVESCO Real Estate Opportunity                              INVESCO VIF-Real Estate Opportunity Fund

                                                             Dreyfus Investment Portfolios
         Dreyfus Midcap Stock                                         Dreyfus IP MidCap Stock Portfolio
         Dreyfus Technology Growth                                    Dreyfus IP Technology Growth Portfolio

                                                             Dreyfus Variable Investments Fund
         Dreyfus Appreciation                                         Dreyfus VIF Appreciation Portfolio
         Dreyfus Quality Bond                                         Dreyfus VIF Quality Bond Portfolio

                                                             Dreyfus Socially Responsible Growth Fund, Inc.
         Dreyfus Socially Responsible Growth (Dreyfus                 Dreyfus Socially Responsible
           Socially Responsible)                                        Growth Fund

                                                             Variable Insurance Products Fund (VIP)
         Fidelity Equity-Income                                       VIP Equity-Income Portfolio
         Fidelity Growth                                              VIP Growth Portfolio
         Fidelity High Income                                         VIP High Income Portfolio
         Fidelity Money Market                                        VIP Money Market Portfolio
         Fidelity Overseas                                            VIP Overseas Portfolio

                                                             Variable Insurance Products Fund II (VIP II)
         Fidelity Index 500                                           VIP II Index 500 Portfolio
         Fidelity Asset Manager Growth (Fidelity Asset Mgr:
           Growth)                                                    VIP II Asset Manager: Growth Portfolio
         Fidelity Asset Manager                                       VIP II Asset Manager Portfolio
         Fidelity Contrafund                                          VIP II Contrafund Portfolio
         Fidelity Investment Grade Bond                               VIP II Investment Bond Portfolio

                                                             Variable Insurance Products Fund III (VIP III)
         Fidelity Balanced                                            VIP III Balanced Portfolio
         Fidelity Growth & Income                                     VIP III Growth & Income Portfolio
         Fidelity Growth Opportunities                                VIP III Growth Opportunities Portfolio

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds, Inc.
         AIM Aggressive Growth                                        AIM VI Aggressive Growth Fund
         AIM Growth                                                   AIM VI Growth Fund

                                                             Federated Insurance Series
         Federated High Income Bond (Federated High Income)           Federated High Income Bond Fund II
         Federated Utility                                            Federated Utility Fund II

                                                             Franklin Templeton Variable Insurance Products
                                                             Trust
         Franklin Small Cap                                           Franklin Small Cap Fund -- Class 2
                                                                      Franklin U.S. Government Fund --
         Franklin U.S. Government                                     Class 2
                                                                      Templeton Developing Markets Securities
         Templeton Developing Markets                                   Fund -- Class 2

                                                             Pilgrim Natural Resources Trust *
         Pilgrim Natural Resources *                                  Pilgrim Natural Resources Trust *

                                                             Pilgrim Emerging Markets Fund, Inc. *
         Pilgrim Emerging Markets *                                   Pilgrim Emerging Markets Fund, Inc. *

                                                             Scudder Variable Series I
         Scudder Balanced                                             Scudder VSI Balanced Portfolio
         Scudder International                                        Scudder VSI International Portfolio

                                                             J.P. Morgan Series Trust II
         J.P. Morgan U.S. Disciplined Equity (J.P. Morgan             J.P. Morgan Disciplined U.S. Equity
           Disciplined Equity)                                          Portfolio

                                                             Wagner Advisors Trust
         Wanger U.S. Small Cap                                        U.S. Small Cap Portfolio

                                                             American Century Variable Portfolios, Inc.
         American Century Balanced                                    VP Balanced
         American Century International                               VP International

  * Pilgrim National Resources Trust and Pilgrim Emerging Markets Fund, Inc. are formerly known as Lexington Natural Resources Trust and Lexington Emerging Markets Fund, Inc., respectively.

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio on the last trading day of the fiscal year.

     SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     INCOME RECOGNITION -- Dividend Income is recorded on the ex-dividend date.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO Life, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

3.     EXPENSES AND RELATED PARTY TRANSACTIONS

     SAFECO Life assumes mortality and expense risks related to the operations of the Separate Account. SAFECO Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the ENHANCED Variable Universal Life Product and the Accumulation Life Product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the product. The daily charge for the PREMIER Variable Universal Life product is, on an annual basis, equal to 0.70 percent of the average daily net assets of the product. In addition, SAFECO Life deducts a monthly maintenance charge of $4 for each ENHANCED Variable Universal Life contract and each Accumulation Life contract from their contract values. SAFECO Life deducts a montly maintenance charge of $5 for each PREMIER Variable Universal Life Contract from the PREMIER Variable Universal Life contract values. The maintenance charge, which is recorded as a redemption in the accompanying statement of changes in net assets, is waived on certain contracts.

     Additionally, during the year ended December 31, 2001, management fees were paid indirectly to SAFECO Asset Management Company, an affiliate of SAFECO Life in its capacity as advisor to the Resource Series Trust (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.74 percent for the RST Bond, Equity, Growth Opportunities and Northwest Portfolios, and 0.85 percent for the RST Small Company Value Portfolio.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

4.     INVESTMENT TRANSACTIONS

     Purchase and sales activity in underlying portfolio shares for the year ended December 31, 2001 was as follows:

         SUB-ACCOUNT                                PURCHASES      SALES
         ------------------------------------------------------------------
             SAFECO Bond                           $ 1,345,667  $   713,741
             SAFECO Equity                           6,220,350    5,749,391
             SAFECO Growth Opportunities             4,939,592    4,209,389
             SAFECO Northwest                          791,455      499,141
             SAFECO Small Co. Value                    148,305       87,759
             INVESCO Real Estate Opportunity            73,064       28,597
             Dreyfus MidCap Stock                      315,459      125,663
             Dreyfus Technology Growth                 282,838      104,074
             Dreyfus Appreciation                    1,140,962       96,080
             Dreyfus Quality Bond                      252,657       43,841
             Dreyfus Socially Responsible              123,317       44,834
             Fidelity Equity-Income                  2,648,149    2,232,313
             Fidelity Growth                         9,100,024    6,917,678
             Fidelity High Income                    2,020,596    1,213,628
             Fidelity Money Market                  19,257,795   20,486,034
             Fidelity Overseas                       1,996,309    1,618,667
             Fidelity Index 500                      2,647,479    3,444,870
             Fidelity Asset Mgr: Growth                558,562      520,371
             Fidelity Asset Manager                  1,843,332    1,799,232
             Fidelity Contrafund                     1,689,127    1,824,284
             Fidelity Investment Grade Bond            999,674    1,003,583
             Fidelity Balanced                          69,428       56,347
             Fidelity Growth & Income                  380,286      117,582
             Fidelity Growth Opportunities             408,980      356,132
             AIM Aggressive Growth                   1,091,589    1,118,238
             AIM Growth                              4,393,781    3,387,906
             Federated High Income                      63,507        9,705
             Federated Utility                          85,762       29,769
             Franklin Small Cap                        449,404      161,126
             Franklin U.S. Government                   50,868        6,695
             Templeton Developing Markets               31,670        8,480
             Pilgrim Natural Resources                  83,958      100,612
             Pilgrim Emerging Markets                  332,064      186,418
             Scudder Balanced                          413,603       76,558
             Scudder International                     129,293       52,199
             J.P. Morgan Disciplined Equity            308,937      311,730
             Wanger U.S. Small Cap                     251,031      271,679
             American Century Balanced                 243,348       95,358
             American Century International            846,752      320,279

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

5.     CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the years or periods ended December 31, 2001 and 2000 were as follows:

                                                                   2001                              2000
                                                       -----------------------------  -----------------------------------
                                                                           INCREASE                             INCREASE
                                                        UNITS    UNITS    (DECREASE)    UNITS        UNITS     (DECREASE)
         PREMIER VARIABLE UNIVERSAL LIFE SUB-ACCOUNT:  ISSUED   REDEEMED   IN UNITS     ISSUED     REDEEMED     IN UNITS
         ----------------------------------------------------------------------------------------------------------------
             SAFECO Bond                                25,960    (4,817)    21,143       9,803       (1,601)      8,202
             SAFECO Equity                             173,965  (129,657)    44,308     374,458     (327,294)     47,164
             SAFECO Growth Opportunities               126,411   (72,259)    54,152     240,369     (260,408)    (20,039)
             SAFECO Northwest                           46,993   (20,879)    26,114      48,556      (11,449)     37,107
             SAFECO Small Co. Value                     14,085    (7,791)     6,294       9,642       (7,476)      2,166
             INVESCO Real Estate Opportunity             5,019    (1,029)     3,990       1,992 #     (1,345)#       647 #
             Dreyfus MidCap Stock                       32,476   (12,587)    19,889      23,111 #       (739)#    22,372 #
             Dreyfus Technology Growth                  56,543   (22,483)    34,060      35,375 #     (4,160)#    31,215 #
             Dreyfus Appreciation                      122,004    (9,206)   112,798      14,006 #       (311)#    13,695 #
             Dreyfus Quality Bond                       20,673    (3,299)    17,374       2,896 #        (85)#     2,811 #
             Dreyfus Socially Responsible               15,356    (4,763)    10,593      15,474 #       (956)#    14,518 #
             Fidelity Equity-Income                     21,207   (12,610)     8,597      30,488      (46,310)    (15,822)
             Fidelity Growth                           164,993   (74,406)    90,587     155,369      (98,401)     56,968
             Fidelity High Income                       10,750    (6,290)     4,460      10,042       (7,093)      2,949
             Fidelity Money Market                     705,309  (715,085)    (9,776)  1,494,899   (1,488,470)      6,429
             Fidelity Overseas                           8,785    (7,607)     1,178      15,671      (21,529)     (5,858)
             Fidelity Index 500                         75,415  (121,395)   (45,980)    145,789      (96,554)     49,235
             Fidelity Asset Mgr: Growth                 20,301   (21,676)    (1,375)     44,143      (38,467)      5,676
             Fidelity Asset Manager                     16,632    (9,308)     7,324      19,575      (18,151)      1,424
             Fidelity Contrafund                        31,778   (35,427)    (3,649)     64,920      (39,454)     25,466
             Fidelity Investment Grade Bond              1,070    (1,417)      (347)      1,303         (848)        455
             Fidelity Balanced                           5,425    (4,635)       790       6,928       (8,528)     (1,600)
             Fidelity Growth & Income                   25,562    (6,751)    18,811      14,174       (9,380)      4,794
             Fidelity Growth Opportunities              38,150   (32,051)     6,099      57,406      (12,273)     45,133
             AIM Aggressive Growth                      63,181   (75,510)   (12,329)    230,311 #   (132,599)#    97,712 #
             AIM Growth                                774,043  (630,492)   143,551      99,659 #     (9,994)#    89,665 #
             Federated High Income                       5,867      (959)     4,908       7,264 #       (116)#     7,148 #
             Federated Utility                           7,048      (525)     6,523       1,849 #     (1,418)#       431 #
             Franklin Small Cap                         60,556   (21,515)    39,041      61,257 #     (6,804)#    54,453 #
             Franklin U.S. Government                    4,226      (527)     3,699       1,611 #        (66)#     1,545 #
             Templeton Developing Markets                3,629      (820)     2,809         425 #        (50)#       375 #
             Pilgrim Natural Resources                     815    (1,561)      (746)      2,546         (839)      1,707
             Pilgrim Emerging Markets                    4,026    (5,588)    (1,562)      9,087       (3,371)      5,716
             Scudder Balanced                           42,163    (6,931)    35,232       9,005 #       (361)#     8,644 #
             Scudder International                      15,203    (6,836)     8,367       9,055 #       (472)#     8,583 #
             J.P. Morgan Disciplined Equity             36,554   (35,938)       616     242,960 #   (186,595)#    56,365 #
             Wanger U.S. Small Cap                      18,674   (19,836)    (1,162)     71,937      (72,354)       (417)
             American Century Balanced                  18,385    (6,963)    11,422      12,928       (4,979)      7,949
             American Century International             50,953   (22,946)    28,007      90,485      (48,344)     42,141

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                           2001                            2000
                                               ----------------------------  ---------------------------------
                                                                  INCREASE                           INCREASE
         ENHANCED VARIABLE UNIVERSAL LIFE AND  UNITS    UNITS    (DECREASE)    UNITS      UNITS     (DECREASE)
         ACCUMULATION LIFE SUB-ACCOUNT:        ISSUED  REDEEMED   IN UNITS    ISSUED     REDEEMED    IN UNITS
         -----------------------------------------------------------------------------------------------------
             SAFECO Bond                        7,084   (4,419)      2,665       (294)       (204)       (498)
             SAFECO Equity                     25,120  (25,875)       (755)    32,890     (35,555)     (2,665)
             SAFECO Growth Opportunities       18,827  (19,088)       (261)    27,654     (29,775)     (2,121)
             SAFECO Northwest                   1,005   (1,225)       (220)     5,409      (2,833)      2,576
             Fidelity Equity-Income             4,490   (5,475)       (985)     4,698      (5,763)     (1,065)
             Fidelity Growth                   10,877  (14,422)     (3,545)    12,817     (14,347)     (1,530)
             Fidelity High Income              13,816   (9,220)      4,596      5,034      (8,431)     (3,397)
             Fidelity Money Market             68,514  (77,542)     (9,028)   115,903    (120,382)     (4,479)
             Fidelity Overseas                  5,209   (7,187)     (1,978)     6,129      (6,389)       (260)
             Fidelity Index 500                 5,209   (5,679)       (470)     4,936      (5,807)       (871)
             Fidelity Asset Mgr: Growth         1,176   (1,385)       (209)     1,053      (1,410)       (357)
             Fidelity Asset Manager             4,603   (6,995)     (2,392)     4,274      (7,044)     (2,770)
             Fidelity Contrafund                4,201   (5,685)     (1,484)     6,146      (5,421)        725
             Fidelity Investment Grade Bond     3,916   (4,203)       (287)     2,478      (1,491)        987
             Pilgrim Natural Resources            629     (681)        (52)     1,002        (742)        260
             Pilgrim Emerging Markets           2,124   (1,838)        286      3,328      (3,039)        289

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

6.     UNIT VALUES

     A summary of unit values and financial highlights as of December 31, 2001 and for the year ending December 31, 2001, follows.

     PREMIER VARIABLE UNIVERSAL LIFE

                                  AT DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                           ----------------------------  ---------------------------------
                                     UNIT       NET       INVESTMENT    EXPENSE    TOTAL
SUB-ACCOUNT:                UNITS    VALUE     ASSETS    INCOME RATIO*  RATIO**  RETURN***
------------------------------------------------------------------------------------------
SAFECO Bond
      2001                  34,425  $12.376  $  426,041         7.54%     0.70%      6.53%
SAFECO Equity
      2001                 368,808   11.421   4,212,263         0.80%     0.70%    (10.02%)
SAFECO Growth
  Opportunities
      2001                 355,356   12.504   4,443,259         0.00%     0.70%     18.32%
SAFECO Northwest
      2001                  83,102   12.354   1,026,681         0.16%     0.70%    (11.28%)
SAFECO Small Co. Value
      2001                  23,293   10.258     238,939         1.26%     0.70%     20.31%
INVESCO Real Estate
  Opportunity
      2001                   4,638   11.324      52,523         1.61%     0.70%     (1.46%)
Dreyfus MidCap Stock
      2001                  42,261    9.753     412,152         0.21%     0.70%     (3.93%)
Dreyfus Technology Growth
      2001                  65,275    4.349     283,876         0.00%     0.70%    (33.60%)
Dreyfus Appreciation
      2001                 126,493    8.898   1,125,592         1.42%     0.70%     (9.96%)
Dreyfus Quality Bond
      2001                  20,185   11.601     234,165         7.72%     0.70%      5.93%
Dreyfus Socially
  Responsible
      2001                  25,111    6.805     170,867         0.08%     0.70%    (23.13%)
Fidelity Equity-Income
      2001                  89,273   12.711   1,134,742         1.65%     0.70%     (5.62%)
Fidelity Growth
      2001                 333,745   14.339   4,785,629         0.07%     0.70%    (18.24%)
Fidelity High Income
      2001                  29,744    7.015     208,668        12.74%     0.70%    (12.37%)
Fidelity Money Market
      2001                 205,604   12.041   2,475,680         4.46%     0.70%      3.45%
Fidelity Overseas
      2001                  35,820   10.023     359,028         5.29%     0.70%    (21.73%)
Fidelity Index 500
      2001                 282,124   12.909   3,642,127         1.33%     0.70%    (12.72%)
Fidelity Asset Mgr:
  Growth
      2001                  49,115   11.270     553,541         2.99%     0.70%     (8.05%)
Fidelity Asset Manager
      2001                  52,859   11.968     632,645         4.18%     0.70%     (4.77%)

  * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.
 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     PREMIER VARIABLE UNIVERSAL LIFE

                                  AT DECEMBER 31          FOR THE YEAR ENDED DECEMBER 31
                           ----------------------------  ---------------------------------
                                     UNIT       NET       INVESTMENT    EXPENSE    TOTAL
SUB-ACCOUNT:                UNITS    VALUE     ASSETS    INCOME RATIO*  RATIO**  RETURN***
------------------------------------------------------------------------------------------
Fidelity Contrafund
      2001                 112,328  $13.218  $1,484,804         0.82%     0.70%    (12.87%)
Fidelity Investment Grade
  Bond
      2001                   4,228   12.815      54,187         5.19%     0.70%      7.71%
Fidelity Balanced
      2001                  13,189   11.914     157,126         3.43%     0.70%     (2.26%)
Fidelity Growth & Income
      2001                  48,935   12.748     623,805         1.10%     0.70%     (9.38%)
Fidelity Growth
  Opportunities
      2001                  80,398    9.652     776,031         0.41%     0.70%    (15.03%)
AIM Aggressive Growth
      2001                  85,383    6.299     537,904         0.00%     0.70%    (26.59%)
AIM Growth
      2001                 233,217    4.894   1,141,439         0.22%     0.70%    (34.36%)
Federated High Income
      2001                  12,055    9.412     113,471         8.16%     0.70%      0.66%
Federated Utility
      2001                   6,954    7.987      55,546         0.93%     0.70%    (14.32%)
Franklin Small Cap
      2001                  93,495    7.147     668,237         0.38%     0.70%    (15.85%)
Franklin U.S. Government
      2001                   5,244   11.638      61,037         5.67%     0.70%      6.61%
Templeton Developing
  Markets
      2001                   3,184    7.377      23,489         0.91%     0.70%     (8.73%)
Pilgrim Natural Resources
      2001                   4,501    8.258      37,175         0.00%     0.70%    (16.54%)
Pilgrim Emerging Markets
      2001                  12,116    8.313     100,727        20.48%     0.70%    (11.34%)
Scudder Balanced
      2001                  43,876    9.177     402,682         1.83%     0.70%     (6.72%)
Scudder International
      2001                  16,951    5.950     100,874         0.40%     0.70%    (31.36%)
J.P. Morgan Disciplined
  Equity
      2001                  56,981    7.864     448,136         0.50%     0.70%    (12.53%)
Wanger U.S. Small Cap
      2001                  98,749   13.643   1,347,332         0.06%     0.70%     10.60%
American Century Balanced
      2001                  28,757   11.920     342,804         2.20%     0.70%     (4.23%)
American Century
  International
      2001                 145,044   11.613   1,684,532         0.09%     0.70%    (29.69%)

  * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.
 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                             AT DECEMBER 31           FOR THE YEAR ENDED DECEMBER 31
                                      -----------------------------  ---------------------------------
ENHANCED VARIABLE UNIVERSAL LIFE AND            UNIT        NET       INVESTMENT    EXPENSE    TOTAL
ACCUMULATION LIFE SUB-ACCOUNT:        UNITS    VALUE      ASSETS     INCOME RATIO*  RATIO**  RETURN***
------------------------------------------------------------------------------------------------------
SAFECO Bond
      2001                             3,673  $130.818  $   480,501         6.55%     0.90%      6.32%
SAFECO Equity
      2001                            18,260   155.141    2,832,830         0.65%     0.90%    (10.20%)
SAFECO Growth Opportunities
      2001                            26,655   191.525    5,105,010         0.00%     0.90%     18.08%
SAFECO Northwest
      2001                             4,398   150.344      661,170         0.13%     0.90%    (11.46%)
Fidelity Equity-Income
      2001                            28,740   349.819   10,053,924         1.74%     0.90%     (5.81%)
Fidelity Growth
      2001                            61,178   350.797   21,461,050         0.08%     0.90%    (18.40%)
Fidelity High Income
      2001                            15,512   113.432    1,759,599        13.47%     0.90%    (12.53%)
Fidelity Money Market
      2001                            16,182   148.042    2,395,547         4.62%     0.90%      3.24%
Fidelity Overseas
      2001                            25,749   164.748    4,242,073         5.50%     0.90%    (21.88%)
Fidelity Index 500
      2001                            28,353   272.370    7,722,582         1.21%     0.90%    (12.90%)
Fidelity Asset Mgr: Growth
      2001                             5,766   180.228    1,039,250         3.00%     0.90%     (8.23%)
Fidelity Asset Manager
      2001                            37,655   229.827    8,654,014         4.33%     0.90%     (4.96%)
Fidelity Contrafund
      2001                            27,638   225.566    6,234,218         0.83%     0.90%    (13.04%)
Fidelity Investment Grade Bond
      2001                             6,402   178.452    1,142,389         4.37%     0.90%      7.49%
Pilgrim Natural Resources
      2001                             2,720   107.608      292,653         0.00%     0.90%    (16.70%)
Pilgrim Emerging Markets
      2001                             7,681    69.771      535,945        23.02%     0.90%    (11.26%)

  * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.
 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SAFECO Separate Account SL
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Separate Account SL

We have audited the accompanying statements of assets and liabilities of the SAFECO Separate Account SL (comprised of the SAFECO RST Bond, SAFECO RST Equity, SAFECO RST Growth Opportunities, SAFECO RST Northwest, SAFECO RST Small Company Value, INVESCO Real Estate Opportunity, Dreyfus MidCap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Fidelity Equity-Income, Fidelity Growth, Fidelity High Income, Fidelity Money Market, Fidelity Overseas, Fidelity Index 500, Fidelity Asset Manager:
Growth, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Investment Grade Bond, Fidelity Balanced, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Growth, Federated High Income Bond, Federated Utility, Franklin Small Cap, Franklin U.S. Government, Templeton Developing Markets, Pilgrim Natural Resources, Pilgrim Emerging Markets, Scudder Balanced, Scudder International, J.P. Morgan U.S. Disciplined Equity, Wanger U.S. Small Cap, American Century Balanced, and American Century International sub-accounts) ("the Separate Account") as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2001, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts of the Separate Account at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                                             /s/ Ernst & Young LLP
Seattle, Washington
February 8, 2002

                   APPENDIX B: SAFECO LIFE INSURANCE COMPANY
                     AND SUBSIDIARIES FINANCIAL STATEMENTS
                 SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                              FINANCIAL STATEMENTS
                               DECEMBER 31, 2001


                                  APPENDIX - B
AUDITED CONSOLIDATED FINANCIAL STATEMENTS



SAFECO Life Insurance Company and Subsidiaries Years Ended December 31, 2001, 2000 and 1999

                 SAFECO Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements












                                TABLE OF CONTENTS



                                                                           Page

Report of Independent Auditors                                               1
Consolidated Financial Statements
         Consolidated Balance Sheets                                         2
         Statements of Consolidated Income                                   4
         Consolidated Statements of Changes in Shareholder's Equity          5
         Statements of Consolidated Comprehensive Income (Loss)              5
         Statements of Consolidated Cash Flows                               6
         Notes to Consolidated Financial Statements                          8

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheets of SAFECO Life Insurance Company and subsidiaries (the Company) as of December 31, 2001 and 2000, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and also changed its method of accounting for derivative investments.





Seattle, Washington                             /s/Ernst & Young LLP
February 8, 2002

                 SAFECO Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)



                                                                                               December 31
                                                                                        2001                 2000
                                                                                   ---------------      ---------------

Assets

Investments:
   Fixed maturities available-for-sale, at fair
      value (amortized cost: $14,446,820; $14,298,705)                               $  14,863,683       $  14,402,461
   Marketable equity securities, at fair value
      (cost: $24,069; $24,583)                                                              26,399              26,152
   First mortgage loans on real estate:
      Nonaffiliates (at cost, less allowance for losses:
         $10,554; $10,779)                                                                 909,985             810,036
      Affiliates                                                                            36,701              38,078
   Real estate                                                                               4,622               3,108
   Policy loans                                                                             91,018              91,435
   Short-term investments                                                                  249,073             137,034
   Other invested assets                                                                    36,350               4,300
                                                                                    --------------        ------------

         Total investments                                                              16,217,831          15,512,604


Cash                                                                                        66,212              32,838
Accrued investment income                                                                  220,342             224,597
Accounts and notes receivable                                                               72,910              82,427
Reinsurance recoverables                                                                    90,089              99,138
Deferred policy acquisition costs                                                          304,153             293,311
Present value of future profits                                                             54,407              60,708
Other assets                                                                                62,580              60,846
Goodwill -                                                                                                      31,951
Assets held in variable separate accounts                                                1,208,099           1,275,105
                                                                                    --------------      --------------

         Total assets                                                               $  18,296,623        $  17,673,525
                                                                                    ==============       ==============




See accompanying notes.



                 SAFECO Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)


                                                                                               December 31
                                                                                        2001                 2000
                                                                                   ---------------      ---------------

Liabilities and Shareholder's Equity

Liabilities:
    Policy and contract liabilities:
       Funds held under deposit contracts                                            $  14,624,226       $  14,085,670
       Future policy benefits                                                              327,103             342,077
       Policy and contract claims                                                           64,732              74,116
       Premiums paid in advance                                                              9,271               9,618
       Other policyholders' funds                                                           45,533             185,895
                                                                                     -------------       -------------

          Total policy and contract liabilities                                         15,070,865          14,697,376

    Other liabilities                                                                      217,223             135,830
    Federal income taxes:
       Current                                                                               2,898              35,511
       Deferred (includes tax on unrealized appreciation
          of investment securities: $151,856; $36,677)                                     106,474              18,137
    Variable separate account liabilities                                                1,208,099           1,275,105
                                                                                     -------------       -------------

          Total liabilities                                                            16,605,559           16,161,959
                                                                                     -------------       -------------

Commitments and contingencies

Shareholder's equity:
    Common stock, $250 par value;
       20,000 shares authorized, issued and outstanding                                      5,000               5,000
    Additional paid-in capital                                                             257,017             257,017
    Retained earnings                                                                    1,146,918           1,181,324
    Accumulated other comprehensive income                                                 282,129              68,225
                                                                                    --------------       -------------

          Total shareholder's equity                                                    1,691,064            1,511,566
                                                                                    --------------       -------------

              Total liabilities and shareholder's equity                            $  18,296,623        $  17,673,525
                                                                                    ==============       ==============




See accompanying notes.




                 SAFECO Life Insurance Company and Subsidiaries

                        Statements of Consolidated Income
                                 (In thousands)




                                                                                         Year ended December 31
                                                                                  2001           2000           1999
                                                                             ------------     -----------  ------------

Revenues:
    Premiums                                                                   $  461,465      $  422,285   $  256,742
    Investment income:
      Interest on fixed maturities                                              1,053,515       1,065,388      994,603
      Interest on mortgage loans                                                   70,271          65,045       62,090
      Interest on short-term investments                                           28,422           9,748        3,827
      Dividends from marketable equity securities                                     489           3,708          416
      Dividends from redeemable preferred stock                                    19,452          17,088       17,990
      Other investment income                                                      11,334          11,290        9,617
                                                                              -----------     -----------  -----------

         Total                                                                  1,183,483       1,172,267    1,088,543

      Less investment expenses                                                      6,173           6,604        4,177
                                                                              -----------     -----------  -----------

    Net investment income                                                       1,177,310       1,165,663    1,084,366
                                                                              -----------     -----------  -----------

    Other revenue                                                                  40,732          49,383       36,185
    Realized investment loss                                                      (22,546)        (15,773)      (4,683)
                                                                              ------------    -----------  ------------

         Total                                                                 1,656,961       1,621,558     1,372,610
                                                                              -----------     -----------   -----------

Benefits and expenses:
    Policy benefits                                                             1,234,899       1,219,457    1,025,233
    Commissions                                                                   105,486         101,954       75,555
    Personnel costs                                                                81,970          76,828       59,781
    Taxes other than payroll and income taxes                                      12,653          22,871       22,797
    Other operating expenses                                                       79,748          75,028       47,074
    Amortization of deferred policy acquisition costs                              32,321          37,148       34,030
    Write-off of deferred policy acquisition costs,
      goodwill and other write-offs                                                31,645              -        12,993
    Deferral of policy acquisition costs                                          (57,022)        (51,689)     (52,998)
    Amortization of present value of future profits                                 6,400           4,987          803
    Amortization of goodwill                                                          306             937            -
                                                                              -----------     -----------   ----------

         Total                                                                 1,528,406       1,487,521     1,225,268
                                                                              -----------     -----------   -----------

Income before federal income taxes                                               128,555         134,037       147,342
                                                                              -----------     -----------   -----------

Provision (benefit) for federal income taxes:
    Current                                                                        75,235          56,962       66,639
    Deferred                                                                      (25,943)        (10,158)     (15,766)
                                                                              -----------     -----------   ----------

         Total                                                                    49,292          46,804        50,873
                                                                             -----------     -----------    ----------

Income before cumulative effect of change in
    accounting principle, net of tax                                               79,263          87,233       96,469

Cumulative effect of change in accounting
    principle, net of tax                                                          (1,669)            -              -
                                                                              -----------     -----------   ----------

Net income                                                                  $     77,594     $    87,233   $    96,469
                                                                            =============    ============  ============


See accompanying notes.



                 SAFECO Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Shareholder's Equity
                                 (In thousands)



                                                                                     Year ended December 31
                                                                           2001             2000              1999
                                                                       -------------   --------------    --------------

Common stock                                                           $       5,000     $      5,000      $      5,000
                                                                       --------------     -----------      ------------

Additional paid-in capital:
    Balance at the beginning of year                                         257,017           85,000            85,000
    Capital contribution from Parent                                             -            172,017               -
                                                                       --------------     -----------      ------------

    Balance at the end of year                                               257,017          257,017            85,000
                                                                       --------------     -----------      ------------

Retained earnings:
    Balance at the beginning of year                                       1,181,324        1,143,041         1,046,572
    Net income                                                                77,594           87,233            96,469
    Dividends to Parent                                                     (112,000)         (48,950)                -
                                                                       --------------     -----------      ------------
    Balance at the end of year                                             1,146,918        1,181,324         1,143,041
                                                                       --------------     -----------      ------------
Accumulated other comprehensive income (loss)
    Unrealized appreciation (depreciation) of investment
       securities, net of tax:
          Balance at the beginning of year                                    68,225         (199,931)          339,442
          Change in unrealized appreciation (depreciation),
            net of deferred policy acquisition costs                         213,904          268,156          (539,373)
                                                                      --------------      -----------      ------------

    Balance at the end of year                                               282,129           68,225          (199,931)
                                                                      --------------      -----------      ------------

          Shareholder's equity                                          $  1,691,064     $  1,511,566      $  1,033,100
                                                                       =============    =============     =============


             Statements of Consolidated Comprehensive Income (Loss)
                                 (In thousands)

                                                                                       Year ended December 31
                                                                                 2001           2000          1999
                                                                            ------------    ------------   ------------

Net Income                                                                 $    77,594     $    87,233     $    96,469
                                                                           ------------    ------------    ------------

Other comprehensive income (loss), net of tax
    Unrealized appreciation (depreciation) of investment
      securities arising during the year
      (net of tax: $105,720; $138,850; $(289,865))                             196,336         257,867        (538,321)

    Reclassification adjustment for realized (gains)
      losses included in net income
      (net of tax: $(9,459); $(5,541); $566)                                    17,568          10,289          (1,052)
                                                                          -------------   ------------- ---------------

    Other comprehensive income (loss)                                          213,904         268,156        (539,373)
                                                                           ------------    ------------   -------------

Comprehensive income (loss)                                                 $  291,498      $  355,389     $  (422,904)
                                                                            ===========     ===========    ============





See accompanying notes.




                 SAFECO Life Insurance Company and Subsidiaries

                      Statements of Consolidated Cash Flows
                                 (In thousands)



                                                                                         Year ended December 31
                                                                                 2001          2000           1999
                                                                            ------------    ------------   ------------

Operating activities
    Insurance premiums received                                              $  383,937      $  306,544     $  218,429
    Dividends and interest received                                           1,062,263       1,079,248        980,630
    Other operating receipts                                                     38,213          46,972         35,972
    Insurance claims and policy benefits paid                                  (499,637)       (599,214)      (382,039)
    Underwriting, acquisition and insurance operating costs paid               (282,631)       (267,362)      (194,743)
    Income taxes paid                                                          (107,847)        (35,814)       (37,791)
                                                                            ------------   -------------  -------------

       Net cash provided by operating activities                                594,298         530,374        620,458
                                                                           ------------    ------------    ------------

Investing activities
    Purchases of:
       Fixed maturities available-for-sale                                   (2,864,673)     (2,643,440)    (2,496,571)
       Fixed maturities held-to-maturity                                             -           (2,217)          (901)
       Purchase of subsidiary, net of cash acquired                                  -               -          (2,000)
       Other investments                                                         (5,910)        (19,055)          (493)
       Policy and nonaffiliated mortgage loans                                 (188,676)       (136,984)      (251,144)
       Options and futures                                                      (76,557)       (205,774)      (159,369)
    Maturities of fixed maturities available-for-sale                         1,208,808         776,021        914,839
    Maturities of fixed maturities held-to-maturity                                  -            8,723         13,336
    Sales of:
       Fixed maturities available-for-sale                                    1,673,066       1,458,220        683,225
       Fixed maturities held-to-maturity                                             -              108          6,296
       Other investments                                                          8,591          28,592          6,203
       Policy and nonaffiliated mortgage loans                                   85,437          76,358         98,366
       Affiliated mortgage loans                                                  1,376          36,505          2,024
       Options and futures                                                       66,870         228,968        179,503
    Net (increase) decrease in short-term investments                          (111,326)        249,174       (323,152)
    Other                                                                           (74)            (65)       (12,081)
                                                                           ------------    ------------    ------------

       Net cash used in investing activities                                   (203,068)       (144,866)    (1,341,919)
                                                                           ------------    ------------    ------------

Financing activities
    Funds received under deposit contracts                                    1,051,117       1,255,732      1,809,340
    Return of funds held under deposit contracts                             (1,301,139)     (1,590,966)    (1,050,947)
    Dividends to Parent                                                        (112,000)        (48,950)             -
    Cash of subsidiary contributed from Parent                                       -           12,844              -
    Net proceeds from (repayment of) short-term borrowings
       from affiliates                                                            4,166          (2,299)       (24,284)
                                                                           ------------    ------------    ------------

       Net cash provided by (used in) financing activities                    (357,856)       (373,639)        734,109
                                                                           ------------    ------------   ------------

Net increase in cash                                                            33,374          11,869          12,648
Cash at beginning of year                                                       32,838          20,969           8,321
                                                                          -------------    ------------  --------------

Cash at end of year                                                        $    66,212     $    32,838     $    20,969
                                                                           ============    ============    ============



For purpose of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

See accompanying notes.



                 SAFECO Life Insurance Company and Subsidiaries

                      Statements of Consolidated Cash Flows
                    Reconciliation of Net Income to Net Cash
                        Provided by Operating Activities
                                 (In thousands)



                                                                                         Year ended December 31
                                                                                2001           2000           1999
                                                                            -----------     ------------   ------------

Net income                                                                 $    77,594     $    87,233     $    96,469
                                                                           ------------    ------------    ------------

Adjustments to reconcile net income to net cash provided by operating activities:
    Realized investment loss                                                    22,546          15,773          4,683
    Amortization of fixed maturity investments                                 (50,164)        (29,825)       (37,141)
    Deferred federal income tax benefit                                        (25,943)        (10,158)       (15,766)
    Interest expense on deposit contracts                                      732,015         555,469        628,392
    Mortality and expense charges and administrative fees                      (78,739)        (68,348)       (38,825)
    Goodwill write-off                                                          31,645              -               -
    Other                                                                       10,015          11,233            265

    Changes in:
       Future policy benefits                                                  (14,974)         61,748          5,526
       Policy and contract claims                                               (9,384)         35,585         (4,036)
       Premiums paid in advance                                                   (347)          1,209           (107)
       Deferred policy acquisition costs                                       (19,605)        (20,245)        (7,925)
       Accrued investment income                                                 4,255          (5,520)       (19,320)
       Accrued interest on accrual bonds                                       (42,832)        (45,801)       (45,311)
       Other receivables                                                        19,769         (91,985)         4,164
       Current federal income taxes                                            (32,613)         21,148         28,847
       Other assets and liabilities                                            (31,004)         12,632         25,027
       Other policyholders' funds                                                2,064             226         (4,484)
                                                                           ------------    -----------     ----------

          Total adjustments                                                    516,704         443,141         523,989
                                                                           ------------    ------------    ------------

Net cash provided by operating activities                                   $  594,298      $  530,374      $  620,458
                                                                            ===========     ===========     ===========




See accompanying notes.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)



1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company and its subsidiaries offer individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company is a wholly-owned subsidiary of SAFECO Corporation, which is a Washington corporation, the subsidiaries of which engage primarily in the insurance and financial services businesses. The Company owns five subsidiaries: SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, American States Life Insurance Company, D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc.

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc., both of which are Delaware corporations doing business as insurance services providers. Empire Life Insurance Company, which was acquired in 1997, was merged into the Company on January 1, 2000. On March 31, 2000, American States Life Insurance Company was contributed to the Company. See Note 2.

Basis of Reporting

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include amounts based on the best estimates and judgments of management. The financial statements include the Company and its subsidiaries. The Company has no unconsolidated subsidiaries and no interests in off-balance sheet special purpose entities.

All intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 2001 classifications.

Accounting for Premiums

Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

Investments

Effective October 1, 2000, the Company reclassed its held-to-maturity investment portfolio securities to available-for-sale. The amortized cost and fair value of the securities transferred was $2,753 million and $2,816 million, respectively. The transfer resulted in a $41 million net of tax increase in other comprehensive income on that date. This reclassification was made to provide additional investment flexibility. Previously, fixed maturity investments (i.e., bonds and redeemable preferred stocks) that the Company had the intent and ability to hold to maturity were classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at fair value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes and deferred policy acquisition costs valuation allowance, except for investments accounted for under Financial Accounting Standards Board (FASB) Statement No.133, "Accounting for Derivative Instruments and Hedging Activities," as amended. The Company has no fixed maturities classified as trading or held-to-maturity at December 31, 2001.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


1.  Nature of Operations and Summary of Significant Accounting Policies
    (continued)

All marketable equity securities are classified as available-for-sale and carried at fair value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes.

Other invested assets are comprised of derivative financial instruments carried at fair value. Changes in the fair value of cash flow hedges are recorded in other comprehensive income, net of income taxes. Changes in the fair value of fair value hedges are recorded in current period earnings.

When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in fair value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and are recorded in current operations.

The cost of security investments sold is determined by the "identified cost" method.

Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral.

The Company engages in securities lending, whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral is required at a rate of 102% of the market value of a loaned security. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent to generate additional income according to the Company's guidelines. The market value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Real Estate

Income-producing real estate is classified as an investment. Investment real estate that has declined in fair value below cost and for which the decline is judged to be other than temporary is written down to fair value, less estimated costs to sell. Writedowns are recorded in current operations.

Deferred Policy Acquisition Costs

Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. In 1999, a $13 million write-off of deferred acquisition costs was charged to current operations. This charge was related to the equity-indexed annuity product, which the Company stopped selling effective January 1, 1999. There were no significant adjustments made in 2001 or 2000.

Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


1.  Nature of Operations and Summary of Significant Accounting Policies
   (continued)

Present Value of Future Profits

The present value of future profits (PVFP) represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(99), $(1,042) and $(182) for the years ended December 31, 2001, 2000 and 1999, respectively. The PVFP is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 2001, 2000 or 1999. PVFP is amortized under Financial Accounting Standards Board (FASB) Statement No. 97 "Accounting and Reporting by insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments," based on gross profit margins as they develop each year. This methodology results in volatile amortization patterns. Our best estimate is that, over the next five years, four to seven percent of the balance will be amortized each year.

Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Prior to March 31, 2001, goodwill was amortized on a straight-line basis over periods, not exceeding 30 years, that corresponded with the benefits estimated to be derived from the acquisitions.

Effective March 31, 2001, the Company elected to change its accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market-value method. The market-value method was determined to be a preferable way to assess the current value of goodwill. As a result, the Company recorded a write-off of $31,645 ($24,885 after-tax) in the first quarter.

The market value method used to assess the recoverability of goodwill compared SAFECO Corporation's market capitalization (stock price multiplied by shares outstanding) to the reported book value (total shareholders' equity) of the Corporation. Given the extent of the shortfall of market capitalization compared to the reported book value as of March 31, 2001 and that a similar shortfall had existed for almost two years, SAFECO Corporation concluded that under the new method the entire goodwill asset was impaired and a write-off of the full amount was necessary.

Funds Held Under Deposit Contracts

Liabilities for universal life insurance policies and deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions that grade from an average of 8.07% to ultimate rates that average 7.23%.

Future Policy Benefits

Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest rates vary by year of issue and average 6.5%.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


1.  Nature of Operations and Summary of Significant Accounting Policies
   (continued)

Policy and Contract Claims

The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

Variable Separate Accounts

The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these variable Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these variable Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the variable Separate Accounts, equal to the reserves and other contract liabilities of the variable Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the variable Separate Accounts are not reflected in the Statements of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

Federal Income Taxes

The Company and its subsidiaries, except for American States Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

New Accounting Standards

FASB Statement No. 133, "Accounting for Derivative Instruments and
------------------------------------------------------------------
 Hedging Activities"
--------------------
FASB issued Statement No. 133 (SFAS 133), "Accounting for Derivative Instruments and Hedging Activities" in June 1998. SFAS 133 amends or supersedes several previous FASB statements and requires recognizing all derivatives (including certain derivative instruments embedded in other contracts) as either assets or liabilities in the statement of financial position and measuring those instruments at fair value. A derivative is typically defined as an instrument whose value is "derived" from an underlying instrument, index or rate, has a notional amount and can be net settled. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the nature of any hedge designation thereon.

In June 2000, the FASB issued Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," which addresses a limited number of implementation issues arising from SFAS 133.

Effective January 1, 2001, the Company adopted SFAS 133, as amended. All derivatives, whether designated anew in hedging relationships on January 1, 2001 or not, are required to be recorded on the balance sheet at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability (fair value hedge), (b) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (c) a hedge of the foreign currency exposure of a net investment in foreign operations. Additional information on the impact of adoption of SFAS 133 is in Note 5.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


1.  Nature of Operations and Summary of Significant Accounting Policies
   (continued)

FASB Statement No. 141. "Business Combinations"

The FASB issued Statement No. 141 (SFAS141), "Business Combinations" in July 2001. This statement changes the approach companies use to account for a business combination. It eliminates the pooling-of-interests method of accounting for business combinations and further clarifies the criteria to recognize intangible assets separately from goodwill. The requirements of SFAS 141 are effective for any business combination completed after June 30, 2001. The Company adopted this statement effective July 1, 2001 with no impact on its financial statements.

FASB Statement No.142, "Goodwill and Other Intangible Assets"

The FASB issued Statement No.142 (SFAS 142), "Goodwill and Other Intangible Assets" in July 2001. Under SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized but are reviewed annually (or more frequently if impairment indicators arise) for impairment. Separable intangible assets that are not deemed to have an indefinite life will continue to be amortized over their useful lives (but with no maximum life). The amortization provisions of SFAS 142 apply to goodwill and intangible assets acquired after June 30, 2001. With respect to goodwill and intangible assets acquired prior to July 1, 2001, companies are required to adopt SFAS 142 in fiscal years beginning after December 15, 2001. The Company will adopt SFAS 142 on January 1, 2002. The Company does not expect the adoption of SFAS 142 to have a material impact on its financial statements.


2.  Acquisitions and Agreements

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc. for $2,000. The acquisition has been treated as a purchase for accounting purposes. The transaction was financed through internal sources. As part of the agreement, the Company also agreed to pay $11,941 and assume $20,309 in net liabilities for the right to reinsure the policies of Medical Risk Solutions, a division of ING North America Insurance Corporation, until the policy anniversary date. At the anniversary date of the reinsured policies, the Company offered its policy as a replacement. The $32,250 total purchase price was capitalized in Other Assets and is being amortized over 15 years, beginning January 1, 2000. Amortization for the year ended December 31, 2001 was $2,150.

In December 1999, the Company entered into an asset acquisition agreement with Sound Benefits Administrators of Wisconsin, Inc., a third party administrator. The agreement allows for the purchase of various assets, including intellectual property, owned personal property, contract rights, accounts receivable and the books and records used in the business. The purchase price is based on the Company's profits from the Select Benefits product and will be adjusted at various dates based on results. As of December 31, 2001, $8,766 has been capitalized in Other Assets and is being amortized over five years beginning January 1, 2001. Amortization for the year ended December 31, 2001 was $1,575.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


2.  Acquisitions and Agreements (continued)

On March 31, 2000, American States Life Insurance Company was contributed to the Company by SAFECO Corporation. The balance sheet at that date consisted of the following:


    Assets                                                        Liabilities
      Fixed maturities, available-for-sale     $  457,637            Future policy benefits                 $  115,854
      Marketable equity securities                 18,790            Policy and contract claims                  4,178
      All other investment assets                  41,310            Premiums paid in advance                      355
      Cash                                         12,844            Funds held under deposit contracts        356,223
      Accrued investment income                     8,870            Current Income taxes payable                2,684
      Reinsurance recoverables                     14,116            All other liabilities                      26,266
      Deferred policy acquisition costs             7,545                                                    ---------
      Present value of future profits              52,912                                                      505,560
      Goodwill                                     31,993                                                    ---------
      Deferred income tax asset                    16,656            Shareholder's Equity
      All other receivables                         1,880               Common stock                             5,000
                                                 --------               Additional paid-in capital             167,017
                                                                        Unrealized depreciation on investment
                                                                        securities, net of tax                 (13,024)
                                                                                                             ---------
                                                                                                               158,993
                                                                                                           ------------
                                               $  664,553                                                   $  664,553
                                               ==========                                                  ===========



A summary of revenues and net income for American States Life Insurance Company prior to the contribution date is as follows:

                                                                     Three Months Ended           Year Ended
                                                                       March 31, 2000         December 31, 1999
                                                                      -----------------       -----------------

     Revenues                                                             $  22,618              $  86,900

     Net Income                                                          $    3,877              $  14,949


3.  Investments

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 2001 follows:

                                                                           Gross        Gross         Net
                                                           Amortized    Unrealized   Unrealized   Unrealized      Fair
                                                             Cost          Gains       Losses        Gain         Value
                                                         ------------    ---------    --------     ---------   -----------

    United States government and
      government agencies and authorities             $       722,595  $  106,279 $      (1,129)  $  105,150  $    827,745
    States, municipalities and political subdivisions         323,450      30,671        (4,082)      26,589       350,039
    Foreign governments                                       247,219      48,463            (7)      48,456       295,675
    Public utilities                                        1,822,060      48,094       (46,123)       1,971     1,824,031
    All other corporate bonds                               7,601,866     299,034      (215,028)      84,006     7,685,872
    Mortgage-backed securities                              3,729,630     168,514       (17,823)     150,691     3,880,321
                                                      ---------------  ----------  --------------  ----------   -----------

    Total fixed maturities classified as
      available-for-sale                                   14,446,820     701,055      (284,192)     416,863    14,863,683
    Marketable equity securities                               24,069       4,027        (1,697)       2,330        26,399
                                                      ---------------  ----------  --------------  ----------   -----------

    Total investment securities classified as
      available- for-sale                               $  14,470,889  $  705,082   $  (285,889)  $  419,193  $  14,890,082
                                                        =============  ==========   ============= ==========  ==============






                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


3.  Investments (continued)

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 2000* follows:

                                                                       Gross        Gross         Net
                                                       Amortized    Unrealized   Unrealized   Unrealized         Fair
                                                         Cost          Gains       Losses      Gain (loss)       Value
                                                     ------------    ---------   -----------   ------------     -----------

    United States government and
      government agencies and authorities         $       845,968  $  146,743 $      (2,019)  $  144,724  $     990,692
    States, municipalities and political subdivisions     249,136      17,658        (5,981)      11,677        260,813
    Foreign governments                                   247,353      40,582          (346)      40,236        287,589
    Public utilities                                    1,774,267      57,574       (48,807)       8,767      1,783,034
    All other corporate bonds                           7,567,983     172,048      (385,190)    (213,142)     7,354,841
    Mortgage-backed securities                          3,613,998     130,414       (18,920)     111,494      3,725,492
                                                     ------------ ------------  -------------  ----------- -------------

    Total fixed maturities classified as
      available-for-sale                               14,298,705     565,019      (461,263)     103,756     14,402,461
    Marketable equity securities                           24,583       2,818        (1,249)       1,569         26,152
                                                    ------------- ------------  ------------   ----------- ------------

    Total investment securities classified as
      available-for-sale                           $   14,323,288  $  567,837   $  (462,512)  $  105,325  $  14,428,613
                                                    =============  ===========  ============= ==========  ==============

The amortized cost and estimated fair value of fixed maturities at December 31, 2001, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized          Fair
                                                                                     Cost             Value
                                                                                 ------------    -------------

    Due in one year or less                                                    $      512,206    $    520,113
    Due after one year through five years                                           2,628,098       2,688,713
    Due after five years through ten years                                          1,471,935       1,498,096
    Due after ten years                                                             6,104,951       6,276,440
    Mortgage-backed securities                                                      3,729,630       3,880,321
                                                                             ---------------- ----------------

      Total                                                                    $   14,446,820    $ 14,863,683
                                                                               ==============   ==============


The following summarizes the components of Accumulated Other Comprehensive
Income included in the Consolidated Balance Sheets: *

                                                                                        Year Ended December 31
                                                                                  2001          2000            1999
                                                                              -----------    -----------   -----------

    Fixed maturities and marketable equity securities                        $  411,583     $  105,325    $  (307,531)
    Derivative financial instruments                                             31,588              -              -
    Deferred policy acquisition costs                                            (9,297)          (534)          (225)
    Applicable income tax                                                      (151,745)       (36,566)       107,825
                                                                            ------------   ------------   ------------

    Accumulated other comprehensive income                                   $  282,129   $     68,225    $  (199,931)
                                                                             ===========  =============   ============


At December 31, 2001 and 2000, the Company held below investment grade fixed maturities of $707 million and $560 million at amortized cost, respectively. The respective fair values of these investments were approximately $643 and $437 million. These holdings amounted to 4.3% and 3.0% of the Company's investments in fixed maturities at fair value at December 31, 2001 and 2000, respectively.

* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.





                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


3.  Investments (continued)

Certain fixed maturity securities with an amortized cost of $13,104 and $11,621 at December 31, 2001 and 2000, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

At December 31, 2001 and 2000, mortgage loans constituted approximately 5.2% and 4.8% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 26.6% of the total in California. Individual loans generally do not exceed $10 million.

The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 2001 is less than one percent of the total of such investments.

The proceeds from sales of investment securities and related gains and losses for 2001 are as follows:


                                                                                     Year Ended December 31, 2001
                                                                                                    Marketable
                                                                                 Fixed Maturities     Equity
                                                                              Available-for-Sale    Securities

    Proceeds from sales                                                         $  1,673,066        $   6,442
                                                                                =============      ==========

    Gross realized gains on sales                                               $     61,385        $   1,980
    Gross realized losses on sales                                                   (28,155)            (980)
                                                                                -------------      ------------

        Realized gains on sales                                                       33,230            1,000

    Other (including net gain or loss on calls and redemptions)                        4,459                -
    Writedowns (including writedowns on securities
       subsequently sold)                                                            (65,716)               -
                                                                             ---------------- ----------------

    Total realized gain (loss)                                                $      (28,027)       $   1,000
                                                                              ===============       ==========


The proceeds from sales of investment securities and related gains and losses for 2000* are as follows:

                                                                                Year Ended December 31, 2000
                                                                                                               Marketable
                                                                     Fixed Maturities     Fixed Assets           Equity
                                                                     Available-for-Sale Held-to-Maturity        Securities
                                                                     ------------------ ------------------      -----------


    Proceeds from sales                                               $  1,458,220        $       108        $    27,230
                                                                      ============        ===========        ===========

    Gross realized gains on sales                                   $       31,180        $       -          $     7,981
    Gross realized losses on sales                                         (33,639)               -               (3,565)
                                                                      -------------       -----------        ------------

        Realized gains (losses) on sales                                    (2,459)                -               4,416

      Other (including net gain or loss on calls and redemptions)           15,160                 90                 -
    Writedowns (including writedowns on securities subsequently sold)      (32,947)                -                  -
                                                                      -------------       -----------        ------------

    Total realized gain (loss)                                      $      (20,246)       $        90        $     4,416
                                                                    ===============       ===========        ===========





* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.



                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


3.  Investments (continued)

The proceeds from sales of investment securities and related gains and losses for 1999 are as follows:

                                                                                Year Ended December 31, 1999
                                                                                                              Marketable
                                                                  Fixed Maturities      Fixed Assets            Equity
                                                                  Available-for-Sale  Held-to-Maturity        Securities
                                                                  ------------------  ----------------       ------------

    Proceeds from sales                                            $  683,225         $      6,296          $      5,534
                                                                   ===========        =============         =============

    Gross realized gains on sales                                 $    13,358         $         -           $        947
    Gross realized losses on sales                                    (14,559)              (6,266)                   -
                                                                 -------------        -------------        --------------

        Realized gains (losses) on sales                               (1,201)              (6,266)                  947

    Other (including net gain or loss on
       calls and redemptions)                                           2,472                  (52)                   -
    Writedowns (including writedowns
       on securities subsequently sold)                                  (600)                  -                     -
                                                               ---------------       --------------        --------------

    Total realized gain (loss)                                  $         671         $     (6,318)        $         947
                                                                ==============        =============        ==============


One fixed maturity security, classified as held-to-maturity, was sold during 1999 due to evidence of a significant deterioration in credit quality. The amortized cost of the security was $12,562, and the loss realized on this sale was $6,266.

The following summarizes the realized gain (loss) before federal income taxes and the net changes in unrealized appreciation and depreciation:

                                                                                    Year Ended December 31
                                                                              2001           2000           1999
                                                                          -----------    -----------     ----------

       Fixed maturities                                                 $    (28,027)  $    (20,156)  $     (5,647)
       Marketable equity securities                                            1,000          4,416            947
       Derivative financial instruments                                        4,154              -              -
       Real estate                                                               327            (33)            17
                                                                        ------------   -------------  -------------
          Realized loss before federal income taxes                     $    (22,546)  $    (15,773)  $     (4,683)
                                                                        =============  =============  =============


                                                                                    Year Ended December 31
                                                                              2001           2000           1999
                                                                          -----------    -----------     ----------

    Increase (decrease) in unrealized
     appreciation/depreciation of:
       Fixed maturities classified as available-for-sale                 $   305,497    $   415,920    $  (875,248)
       Marketable equity securities                                              761         (3,064)            561
       Derivative financial instruments                                       31,588              -              -
       Deferred policy acquisition costs                                      (8,763)          (309)         44,883
       Applicable federal income tax                                        (115,179)      (144,391)        290,431
                                                                        -------------  -------------    -----------

    Net change in unrealized appreciation/depreciation                   $   213,904    $   268,156    $   (539,373)
                                                                         ============   ============   ============






                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


3.  Investments (continued)

The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                                    Year ended December 31
                                                                                2001         2000         1999
                                                                             ---------    ---------     --------

    Allowance at beginning of year                                          $  10,779    $  10,781    $  11,173
    Loans charged off as uncollectible                                           (225)          (2)        (392)
                                                                            ----------   ----------   ----------

    Allowance at end of year                                                $  10,554    $  10,779    $  10,781
                                                                            ==========   ==========   ==========


4.  Commitments and Contingencies

The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitment under this obligation is $2,647 at December 31, 2001. At December 31, 2001, unfunded mortgage loan commitments approximate $17,438. The Company has no other material commitments or contingencies at December 31, 2001.


5.  Financial Instruments

Estimated Fair Values

Fair value amounts have been determined using available market information and appropriate valuation methodologies for the various financial instruments. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

Cost is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

Fair value amounts for investments in fixed maturities and marketable equity securities generally represent quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

The fair values of the derivative instruments generally represent the estimated amounts that the Company would expect to receive or pay upon termination of the contracts at the reporting date. Quoted fair values are available for most derivatives. For derivative instruments not actively traded, fair values are estimated using values obtained from independent pricing services, internal modeling or quoted market prices of comparable instruments.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


5.  Financial Instruments (continued)

The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the surrender value. These investment contracts are included in funds held under deposit contracts.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

Estimated fair market values of financial instruments at December 31 are as follows:

                                                                    2001                           2000
                                                         Carrying        Estimated       Carrying         Estimated
                                                          Amount        Fair Value        Amount         Fair Value
                                                      ------------     ------------    ------------     -------------

    Financial Assets
      Fixed maturities available-for-sale            $  14,863,683    $  14,863,683   $  14,402,461    $  14,402,461
      Marketable equity securities                          26,399           26,399          26,152           26,152
      First mortgage loans                                 946,686          954,000         848,114          755,000
      Assets held in variable separate accounts          1,208,099        1,208,099       1,275,105        1,275,105
      Derivative instruments:
        Interest rate swaps                                 24,467           24,467           3,654           13,593
        Options/futures                                     11,883           11,883             396              396

    Financial Liabilities
      Funds held under deposit contracts                14,624,226       14,314,000      14,085,670       13,977,000
      Variable separate account liabilities              1,208,099        1,208,099       1,275,105        1,275,105
      Derivative instruments:
        Options                                              2,059            2,059              -                 -


Derivative Financial Instruments

The Company uses derivative financial instruments, including interest rate swaps, options and financial futures, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized on the consolidated balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps and financial futures, credit risk is limited to the amount that it would cost the Company to replace the contract.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The Company's consolidated investments in mortgage-backed securities of $3,880,321 at fair value at December 31, 2001 ($3,725,492 at December 31, 2000)
are primarily residential collateralized mortgage obligations (CMOs), pass-throughs and commercial loan-backed mortgage obligations (CMBS). CMOs and CMBS, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs and CMBS comprised of the riskier, more volatile type (e.g., principal only, inverse floaters, etc.) has been intentionally limited to only a small amount - less than 1% of total mortgage-backed securities at both December 31, 2001 and 2000.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


5.  Financial Instruments (continued)

The Company entered into interest rate swap agreements to reduce the impact of changes in interest rates. The interest rate swap agreements provide only for the exchange of interest on the notional amount at the stated rates, with no multiplier or leverage.

The Company formally documents all relationships between the hedging instruments and hedged items, as well as its risk-management objectives and strategies for undertaking various hedge transactions. The Company links all hedges that are designated as fair value hedges to specific assets or liabilities on the balance sheet. The Company links all hedges that are designated as cash flow hedges to forecasted transactions. The Company also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, the Company discontinues hedge accounting prospectively. No fair value hedges or cash flow hedges were not recognized or discontinued during the year ended December 31, 2001.

The Company's derivatives and hedges are described further below:

Fair Value Hedges

The Company uses interest rate swaps to offset the change in value of certain fixed rate assets and liabilities. In calculating the effective portion of the fair value hedges, the changes in the fair value of the hedge and the hedged item are recognized in realized gains in the Statements of Consolidated Income. Differences between the changes in the fair value of the hedge and the hedged item represent hedge ineffectiveness and are recognized in realized gain or loss. Fair value hedge ineffectiveness resulted in a gain of $4,160 for the year ended December 31, 2001. At January 1, 2001, the cumulative effect of the adoption of SFAS 133 related to fair value hedges was a loss of $2,568 ($1,669 after-tax). This cumulative loss at adoption was reported as the cumulative effect of change in accounting principle reported in the Statements of Consolidated Income.

Cash Flow Hedges

The Company also uses interest rate swaps to hedge the variability of future cash flows associated with variable rate assets. The changes in the fair value of the hedge and the related interest are recognized in Accumulated Other Comprehensive Income (AOCI). Differences between the changes in the fair value of the hedge and the hedged items represent hedge ineffectiveness and are recognized in realized gain or loss. There was no cash flow hedge ineffectiveness for the year ended December 31, 2001. At January 1, 2001, the cumulative effect of the adoption of SFAS 133 was a loss of $685 ($445 after-tax) and was recorded to AOCI. At December 31, 2001, AOCI included a gain of $12,272 ($7,977 after-tax) for the changes in fair value of cash flow hedges. The Company estimates that $12,874 of derivative instrument and hedging activity gains included in AOCI will be reclassified into earnings during the next twelve months.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


5.  Financial Instruments (continued)

Other Derivatives

In 1997, the Company introduced an equity-indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. The Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500. The program consists of buying and writing S&P 500 options, buying Treasury interest rate futures and trading S&P 500 futures and swaps. Sales of the EIA product were suspended in the fourth quarter of 1998. As permitted under a grandfathering clause in SFAS 133, the Company elected not to apply the fair value adjustment requirement of this statement to the embedded derivatives contained in the liability related to EIA products sold prior to January 1, 1999. The change in fair value of the options, futures and swaps used to hedge the EIA liability is recognized as an adjustment to operating income in the Statements of Consolidated Income. For the year ended December 31, 2001, the Company recognized income of $152 from the change in realized gains and losses on these options, futures and swaps.


6.  Reinsurance

The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholder as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers are experiencing financial difficulties.

Reinsurance recoverables are comprised of the following amounts:

                                                                                                December 31
                                                                                             2001         2000
                                                                                        ----------   ----------
    Unpaid losses and adjustment expenses                                               $    2,544   $    3,176
    Paid claims                                                                              2,497        2,931
    Life policy liabilities                                                                 86,570       94,272
    Other reinsurance payables                                                              (1,522)      (1,241)
                                                                                       ------------  -------------

    Total reinsurance recoverables                                                       $  90,089    $  99,138
                                                                                         ==========   ==========


The effects of reinsurance on the premium and policy benefit amounts in the Statements of Consolidated Income are as follows:

                                                                                     Year Ended December 31
                                                                                2001        2000          1999
                                                                             ---------   ----------    ---------

    Reinsurance Ceded:

      Premiums                                                             $  (34,644)  $  (31,581)  $  (21,216)
                                                                           ===========  ===========  ===========

      Policy benefits                                                      $  (12,286)  $  (35,099) $    (9,347)
                                                                           ===========  =========== ============

    Reinsurance Assumed:

      Premiums                                                           $        227   $   30,484 $        697
                                                                         =============  ========== =============

      Policy benefits                                                     $     3,400   $   36,188  $     2,464
                                                                          ============  =========== ============


                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


6.  Reinsurance (continued)

The increase in assumed premiums and policy benefits during 2000 reflects the assumed block of group life and health business acquired from ING North America Insurance Corporation. The reduction of these amounts in 2001 reflects the transfer of this block of business to the Company's paper. See Note 2 for additional information.


7.  Statutory Basis Information

The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The state of Washington has adopted the provisions of the revised manual, except as otherwise provided by Washington State law. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual was reported as an adjustment to surplus as of January 1, 2001. The Company's statutory-basis capital and surplus was increased by $45,356 as a result of these changes. The majority of this change relates to the recording of deferred tax assets and liabilities as prescribed by Codification.

Statutory net income differs from income reported in accordance with GAAP principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

Statutory net income and capital and surplus, by company, are as follows:

                                                                                    Year Ended December 31
                                                                                2001         2000         1999
                                                                             ---------    ---------     --------

    Statutory net income:
       SAFECO Life Insurance Company                                        $  113,572    $  63,364   $  91,666
       SAFECO National Life Insurance Company
       First SAFECO National Life Insurance                                      1,066          745       1,121
          Company of New York                                                      679          493         751
       American States Life Insurance Company                                   16,708       21,021           -
       Empire Life Insurance Company                                               -            -           596
                                                                          ------------   -----------------------

       Total                                                               $   132,025    $  85,623    $ 94,134
                                                                           ===========   ==========   ==========


                                                                                           December 31
                                                                                2001         2000         1999
                                                                             ---------   ----------    ---------

    Statutory capital and surplus:
      SAFECO Life Insurance Company and subsidiaries                       $  782,891   $  705,957   $  637,522
                                                                           ===========  ===========  ===========


The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 2001.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


8.  Dividend Restrictions

Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $181,248 at December 31, 2001.


9.  Employee Benefit Plans

SAFECO Corporation (SAFECO) sponsors defined contribution and defined benefit plans covering substantially all employees. A bonus plan based on overall company profit and payable to employees based on relative compensation is being replaced effective January 1, 2002 with a new plan. The new bonus plan is also based on company profit but also has components of business unit profitability. Any payments are allocated to employees based on their business unit and individual performance. The defined contribution plans include 401(k) savings plans and profit-sharing retirement plans (PSRP). The 401(k) has a matching component under which SAFECO contributes two-thirds of the first 6% of an employee's contribution for participating employees with one year or more of service. SAFECO's match is made in cash. SAFECO's Cash Balance Plan (CBP) is a defined benefit plan that provides benefits for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO's policy to fund the CBP on a current basis to the full extent deductible under federal income tax regulations. Costs allocated to the Company for these plans were $3,291, $2,503 and $2,479 for the years ended December 31, 2001, 2000 and 1999, respectively.

In addition, SAFECO provides certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees become eligible for these benefits if they reach retirement age while working for SAFECO. The cost of these benefits is shared by SAFECO and the retiree. Costs allocated to the Company for these plans were $1,369, $3,113 and $1,091 for the years ended December 31, 2001, 2000 and 1999, respectively. The accrued other postretirement benefit cost recorded in the balance sheet was $10,065 and $9,161 at December 31, 2001 and 2000, respectively.


10.  Income Taxes

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

For the year ended December 31, 2001, the difference of $4,297 between income tax computed by applying the U.S. federal income tax rate of 35% to income before federal income taxes and the provision for federal income taxes is primarily due to the write-off of goodwill. Other differences are not material. There were no material differences for the years ended December 31, 2000 and 1999.

                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


10.  Income Taxes (continued)

The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                                    December 31
                                                                                                2001          2000
                                                                                              ---------    ----------

   Deferred tax assets:
     Discounting of loss and adjustment expense reserves                                   $         907  $      522
     Uncollected premium adjustment                                                                6,603       6,657
     Adjustment to life policy liabilities                                                        71,862      53,972
     Capitalization of policy acquisition costs                                                   84,272      84,918
     Postretirement benefits                                                                       3,523       3,206
     Realized capital losses on writedown of investment securities                                36,737      11,473
     Goodwill                                                                                      5,390           -
     Guaranty fund assessments                                                                     1,329       1,687
     Intercompany sales of securities                                                              1,501       1,339
     Other                                                                                         2,690       1,926
                                                                                            ------------   ---------

        Total deferred tax assets                                                                214,814     165,700
                                                                                            ------------ ------------

   Deferred tax liabilities:
     Deferred policy acquisition costs                                                           109,707     102,846
     Present value of future profits                                                              19,042      21,248
     Bond discount accrual                                                                        29,743      12,128
     Right to reinsure                                                                            10,069       9,194
     Unrealized appreciation of investment securities
       (net of deferred policy acquisition costs: $3,254; $187                                   151,856      36,677
     Other                                                                                           871       1,744
                                                                                            ------------ -----------

        Total deferred tax liabilities                                                           321,288     183,837
                                                                                            ------------ ------------

        Net deferred tax liability                                                           $   106,474  $   18,137
                                                                                             =========== ============


The following table reconciles the deferred tax benefit in the Statements of Consolidated Income to the change in the deferred tax liability in the Consolidated Balance Sheet for the year ended December 31:

                                                                                 2001          2000          1999
                                                                             ----------     ---------     -----------

   Deferred tax benefit                                                     $  (25,943)  $   (10,158)   $    (15,766)

   Net deferred tax asset acquired in acquisitions
     and contributions                                                               -        (9,643)              -

   Deferred tax effect of cumulative change in accounting
     principle - FAS 133                                                          (899)            -               -

   Deferred tax changes reported in shareholder's equity:
     Increase (decrease) in liability related to unrealized
       appreciation or depreciation of investment securities                   118,246       144,499        (306,140)

     (Increase) decrease in liability related to deferred
       policy acquisition costs                                                 (3,067)         (108)         15,709
                                                                          ---------------------------- --------------

   Change in net deferred tax asset/liability                               $   88,337    $  124,590     $  (306,197)
                                                                            ===========   ===========    ============




                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


11.  Segment Data

The Company's reportable business segments are strategic business units that offer distinctive products marketed through independent agents in various distribution channels.

The Company has five reportable segments: Individual, Retirement Services,
Income Annuities, Group and Corporate. Individual issues traditional, term and universal life insurance policies. Retirement Services issues fixed and variable deferred annuity products. Income Annuities issues immediate annuities for structured pay out situations. Group issues excess loss health insurance to companies that have self-insured medical plans. The Corporate segment is used to retain profits from the four product lines and pay dividends to the parent company, SAFECO Corporation.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Company management evaluates performance based on operating profit or loss before income taxes.

                                                                    Year Ended December 31, 2001
                                                      Retirement     Income
                                        Individual    Services      Annuities       Group       Corporate        Total
                                       ------------ ------------  --------------    ------      ---------       -----


Revenue:
   Premiums                          $     129,685 $        475 $          -    $  331,305 $           -     $  461,465
   Net investment income                   226,726      339,183      529,584         3,738        78,079      1,177,310
   Other revenue                            11,363       27,417           12         1,207           733         40,732
                                     -------------- ----------- --------------  ---------- -------------     ----------

     Total revenue                         367,774      367,075      529,596       336,250        78,812      1,679,507

Expenses:
   Policy benefits                         274,311      284,486      463,905       212,197             -      1,234,899
   Commissions                              20,687       35,282        3,983        45,534             -        105,486
   Amortization of deferred
     policy acquisition costs
     and present value of
     future profits                         13,414       19,615            -         5,692             -         38,721
   Write-off of deferred policy
     acquisition costs, goodwill and
     other write-offs                       30,829            -            -           816             -         31,645
   Deferral of policy acquisition costs    (13,034)     (33,947)           -       (10,041)            -        (57,022)
   Other expenses                           49,640       46,036       13,897        56,267          8,837       174,677
                                     -------------- ----------- --------------  ----------  -------------     ----------
     Total expenses and policy
       benefits                           375, 847      351,472      481,785       310,465          8,837     1,528,406
                                      -------------- ----------- --------------  ---------- -------------     ----------

Income (loss) from
   insurance operations                     (8,073)      15,603       47,811        25,785         69,975       151,101

Realized investment gain (loss)             (7,452)     (29,215)      10,595        (1,627)         5,153       (22,546)
                                     -------------- ----------- --------------  ---------- -------------     ----------

Income (loss) before federal
   income taxes                  $         (15,525)$    (13,612)$     58,406 $      24,158 $       75,128 $     128,555
                                 ================= ============ ============ ============= ============== =============



Assets
   Total investments                   $  3,452,246 $  4,932,293 $  6,733,321 $    69,326  $  1,030,645 $  16,217,831
   Assets held in separate accounts         111,193    1,096,906         -           -             -        1,208,099
   Total assets                           3,875,451    6,252,435    6,831,984     172,471     1,164,282    18,296,623




                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


11.       Segment Data (continued)



                                                                    Year Ended December 31, 2000
                                                      Retirement     Income
                                        Individual    Services      Annuities       Group       Corporate        Total
                                       ------------ ------------  --------------    ------      ---------       -----


Revenue:
   Premiums ...........................  $   110,219    $      601   $       -    $   311,465      $    -   $     422,285
   Net investment income ..............      200,283       391,029       495,808        1,895        76,648     1,165,663
   Other revenue ......................        9,828        36,173            36        2,045         1,301        49,383
                                            ----------  ----------   -----------   ----------      --------  ------------

     Total revenue ....................      320,330       427,803       495,844      315,405        77,949     1,637,331

Expenses:
   Policy benefits ....................      236,868       327,630       440,317      214,642          --       1,219,457
   Commissions ........................       19,056        22,945        15,912       44,041          --         101,954
   Amortizations of deferred
     policy acquisition costs
     and present value of
     future profits ...................       12,003        24,758          --          5,374          --          42,135
   Deferral of policy acquisition costs      (24,763)      (17,443)         --         (9,483)         --         (51,689)
   Other expenses .....................       58,014        40,051        13,209       56,674         7,716       175,664
                                            ----------  ----------   -----------   ----------      --------  ------------
     Total expenses and policy
       benefits .......................      301,178       397,941       469,438      311,248         7,716     1,487,521
                                            ----------  ----------   -----------   ----------      --------  ------------

Income from insurance operations ......       19,152        29,862        26,406        4,157        70,233       149,810

Realized investment gain (loss) .......       (2,804)      (25,401)       17,553       (3,495)       (1,626)      (15,773)
                                            ----------  ----------   -----------   ----------      --------  ------------

Income before federal income taxes ....  $    16,348   $     4,461  $     43,959    $     662 $      68,607 $     134,037
                                            ==========  ==========   ===========   ==========      ========  ============
Assets
   Total investments                  $      3,147,137 $ 4,807,828 $  6,502,843 $      39,352  $  1,011,790  $ 15,508,950
   Assets held in separate accounts            120,960   1,154,145         -        -             -             1,275,105
   Total assets                              3,615,006   6,169,094    6,605,102       192,205     1,092,118    17,673,525





                 SAFECO Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)


11.  Segment Data (continued)


                                                                    Year Ended December 31, 1999
                                                      Retirement     Income
                                        Individual    Services      Annuities       Group       Corporate        Total
                                       ------------ ------------  --------------    ------      ---------       -----

Revenue:
   Premiums ...........................$    62,409 $         536 $    -         $  193,797      $   -       $  256,742
   Net investment income .............     113,830       410,908     486,561         1,845       71,222      1,084,366
Other revenue ........................       3,808        32,348          29            --           --         36,185
                                        ----------   ----------- -----------    ----------      -------     ----------

     Total revenue ....................    180,047       443,792     486,590       195,642       71,222      1,377,293

Expenses:
   Policy benefits ....................    134,700       310,495     422,925       157,113          --       1,025,233
   Commissions ........................     10,237        24,255      11,764        29,149          150         75,555
   Amortizations of deferred
     policy acquisition costs
     and present value of
     future profit ....................      5,447        24,979         --          4,407           --         34,833
   Write-off of deferred policy
     acquisition costs, goodwill and
     other write-offs .................         --        12,993         --            --            --         12,993
   Deferral of policy acquisition costs    (25,698)      (18,932)        --        (8,368)           --        (52,998)
   Other expenses .....................     47,378        37,452       9,640       32,849          2,333        29,652
                                        ----------   ----------- -----------    ----------      -------     ----------
     Total expenses and policy
       benefits .......................    172,064       391,242     444,329      215,150          2,483     1,225,268
                                        ----------   ----------- -----------    ----------      -------     ----------

Income (loss) from
   insurance operations ...............      7,983        52,550      42,261      (19,508)        68,739       152,025

Realized investment gain (loss) .......        325        (1,031)     (5,927)         295          1,655        (4,683)
                                        ----------   ----------- -----------    ----------      -------     ----------
Income (loss) before federal
   income taxes .......................$     8,308    $   51,519 $    36,334  $   (19,213)  $     70,394   $   147,342
                                       ===========    ========== =========== =============  ============   ============



Assets
   Total investments .................$  1,946,604  $  5,624,219  $5,879,843  $     14,534   $   873,904   $14,339,104
   Assets held in separate accounts ...    126,908     1,276,340          --            --            --     1,403,248
   Total assets .......................  2,308,863     7,204,831   6,010,669       104,749       921,476    16,550,588


12.  Subsequent Event  (Unaudited)

On March 4, 2002, SAFECO reached a definitive agreement to acquire Swiss Re's medical excess-loss and group life insurance business. SAFECO is acquiring $240 million in excess-loss medical insurance premium and $10 million in annual group life premium. Pending regulatory approval, the acquisition is expected to close in June 2002.


HYPOTHETICAL ILLUSTRATIONS

--------------------------------------------------------------------------------

OF DEATH BENEFITS, POLICY ACCOUNT, CASH SURRENDER VALUES, AND ACCUMULATED
PREMIUMS

The Death Benefit, Policy Account Value and Cash Surrender Value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.


Daily charges are made against the assets of the portfolios for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the total net assets of each portfolio in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on an average for the investment management and other expenses charged to all the portfolios in the prior year. In 2001, average expenses were equivalent to an annual effective rate of .71% for investment management fees and .19% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.60%, on 6% it would be 4.40%, and on 12% it would be 10.40%.


Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisers. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. This may result in higher expenses, which in turn adversely affects net investment performance and policy values. (See Separate Account SL Fee Table in this prospectus and the prospectuses for the portfolios.)

In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administrative charge at both the current rates and the maximum rates guaranteed in the policies. The tables are for preferred and standard risk, male non-smokers, age 45. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.

SAFECO Life does not currently make any charge for federal taxes. If SAFECO Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment. These tables show that the cost of surrendering a policy in the early years is relatively high.


INDIVIDUAL ILLUSTRATIONS. You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums. An individual illustration is also provided for any policy you may purchase. ILLUSTRATIONS FOR POLICY PURCHASES AFTER MAY 1, 2002 WILL ONLY INCLUDE THE AVERAGE ANNUAL EXPENSES AND FEES FOR THE PORTFOLIOS AVAILABLE AFTER THIS DATE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:


  END OF   ACCUM               POLICY     CASH                POLICY     CASH                POLICY     CASH
  POLICY  PREMIUM    DEATH    ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER
   YEAR   (5% INT)  BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE
                                0.00%                          6.00%                         12.00%
                    -----------------------------  -----------------------------  -----------------------------
    1      4,200    250,000    2,899     1,699     250,000    3,103     1,903     250,000    3,308     2,108
    2      8,610    250,000    5,896     4,336     250,000    6,493     4,933     250,000    7,115     5,555
    3     13,241    250,000    8,779     6,859     250,000    9,966     8,046     250,000   11,253     9,333
    4     18,103    250,000   11,578     9,433     250,000   13,554     11,409    250,000   15,786     13,641
    5     23,208    250,000   14,315    12,170     250,000   17,286     15,141    250,000   20,779     18,634
    6     28,568    250,000   16,995    14,850     250,000   21,174     19,029    250,000   26,290     24,145
    7     34,196    250,000   19,599    17,883     250,000   25,205     23,489    250,000   32,352     30,636
    8     40,106    250,000   22,131    20,844     250,000   29,389     28,102    250,000   39,032     37,745
    9     46,312    250,000   24,595    23,737     250,000   33,738     32,880    250,000   46,401     45,543
    10    52,827    250,000   26,997    26,568     250,000   38,265     37,836    250,000   54,540     54,111
    11    59,669    250,000   29,265    29,265     250,000   42,910     42,910    250,000   63,469     63,469
    12    66,852    250,000   31,384    31,384     250,000   47,664     47,664    250,000   73,268     73,268
    13    74,395    250,000   33,348    33,348     250,000   52,528     52,528    250,000   84,033     84,033
    14    82,314    250,000   35,141    35,141     250,000   57,497     57,497    250,000   95,874     95,874
    15    90,630    250,000   36,751    36,751     250,000   62,569     62,569    250,000   108,914   108,914
    16    99,361    250,000   38,164    38,164     250,000   67,739     67,739    250,000   123,299   123,299
    17    108,530   250,000   39,374    39,374     250,000   73,015     73,015    250,000   139,202   139,202
    18    118,156   250,000   40,372    40,372     250,000   78,402     78,402    250,000   156,821   156,821
    19    128,264   250,000   41,142    41,142     250,000   83,899     83,899    250,000   176,384   176,384
    20    138,877   250,000   41,666    41,666     250,000   89,510     89,510    250,000   198,155   198,155
  Age 75  297,195   250,000   18,060    18,060     250,000   157,753   157,753    680,341   647,944   647,944


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                     RESULTS ASSUMING GUARANTEED CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:


  END OF   ACCUM               POLICY     CASH                POLICY     CASH                POLICY     CASH
  POLICY  PREMIUM    DEATH    ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER
   YEAR   (5% INT)  BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE
                                0.00%                          6.00%                         12.00%
                    -----------------------------  -----------------------------  -----------------------------
    1      4,200    250,000    2,675     1,475     250,000    2,872     1,672     250,000    3,070     1,870
    2      8,610    250,000    5,491     3,931     250,000    6,061     4,501     250,000    6,656     5,096
    3     13,241    250,000    8,200     6,280     250,000    9,329     7,409     250,000   10,554     8,634
    4     18,103    250,000   10,795     8,650     250,000   12,669     10,524    250,000   14,788     12,643
    5     23,208    250,000   13,274     11,129    250,000   16,086     13,941    250,000   19,396     17,251
    6     28,568    250,000   15,628     13,483    250,000   19,571     17,426    250,000   24,405     22,260
    7     34,196    250,000   17,849     16,133    250,000   23,119     21,403    250,000   29,856     28,140
    8     40,106    250,000   19,923     18,636    250,000   26,720     25,433    250,000   35,783     34,496
    9     46,312    250,000   21,837     20,979    250,000   30,326     29,504    250,000   42,230     41,372
    10    52,827    250,000   23,576     23,147    250,000   34,036     33,607    250,000   49,246     48,817
    11    59,669    250,000   25,127     25,127    250,000   37,731     37,731    250,000   56,888     56,888
    12    66,852    250,000   26,480     26,480    250,000   41,440     41,440    250,000   65,229     65,229
    13    74,395    250,000   27,626     27,626    250,000   45,158     45,158    250,000   74,350     74,350
    14    82,314    250,000   28,549     28,549    250,000   48,876     48,876    250,000   84,346     84,346
    15    90,630    250,000   29,219     29,219    250,000   52,569     52,569    250,000   95,310     95,310
    16    99,361    250,000   29,614     29,614    250,000   56,222     56,222    250,000   107,367   107,367
    17    108,530   250,000   29,705     29,705    250,000   59,814     59,814    250,000   120,659   120,659
    18    118,156   250,000   29,443     29,443    250,000   63,310     63,310    250,000   135,343   135,343
    19    128,264   250,000   28,780     28,780    250,000   66,672     66,672    250,000   151,616   151,616
    20    138,877   250,000   27,673     27,673    250,000   69,873     69,873    250,000   169,721   169,721
  Age 75  297,195                                  250,000   77,930     77,930    580,660   553,009   553,009


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                      RESULTS ASSUMING CURRENT CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:


  END OF   ACCUM               POLICY     CASH                POLICY     CASH                POLICY     CASH
  POLICY  PREMIUM    DEATH    ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER
   YEAR   (5% INT)  BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE
                                0.00%                          6.00%                         12.00%
                    -----------------------------  -----------------------------  -----------------------------
    1      4,200    250,000    2,723     1,523     250,000    2,921     1,721     250,000    3,120     1,920
    2      8,610    250,000    5,574     4,014     250,000    6,149     4,589     250,000    6,750     5,190
    3     13,241    250,000    8,318     6,398     250,000    9,458     7,538     250,000   10,696     8,776
    4     18,103    250,000   10,969     8,824     250,000   12,865     10,720    250,000   15,008     12,863
    5     23,208    250,000   13,570    11,425     250,000   16,418     14,273    250,000   19,768     17,623
    6     28,568    250,000   16,123    13,978     250,000   20,125     17,980    250,000   25,029     22,884
    7     34,196    250,000   18,608    16,892     250,000   23,975     22,259    250,000   30,824     29,108
    8     40,106    250,000   21,032    19,745     250,000   27,979     26,692    250,000   37,218     35,931
    9     46,312    250,000   23,396    22,538     250,000   32,147     31,289    250,000   44,279     43,421
    10    52,827    250,000   25,702    25,273     250,000   36,488     36,059    250,000   52,082     51,653
    11    59,669    250,000   27,880    27,880     250,000   40,943     40,943    250,000   60,645     60,645
    12    66,852    250,000   29,896    29,896     250,000   45,485     45,485    250,000   70,027     70,027
    13    74,395    250,000   31,742    31,742     250,000   50,113     50,113    250,000   80,322     80,322
    14    82,314    250,000   33,406    33,406     250,000   54,824     54,824    250,000   91,632     91,632
    15    90,630    250,000   34,875    34,875     250,000   59,613     59,613    250,000   104,078   104,078
    16    99,361    250,000   36,132    36,132     250,000   64,473     64,473    250,000   117,797   117,797
    17    108,530   250,000   37,176    37,176     250,000   69,414     69,414    250,000   132,958   132,958
    18    118,156   250,000   37,991    37,991     250,000   74,433     74,433    250,000   149,749   149,749
    19    128,264   250,000   38,563    38,563     250,000   79,531     79,531    250,000   168,390   168,390
    20    138,877   250,000   38,876    38,876     250,000   84,711     84,711    250,000   189,138   189,138
  Age 75  297,195   250,000   11,565    11,565     250,000   144,611   144,611    651,658   620,627   620,627


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              STANDARD NON-SMOKER

Initial Face Amount:                 $250,000            Annual Planned Premium(1):          $4,000.00
Death Benefit Option:                       A            Issue Age:                                 45
Death Benefits Payable to
 Age:                                      95            Premiums Payable to Age:                   95

--------------------------------------------------------------------------------

                     RESULTS ASSUMING GURANTEED CHARGES(2)

            Assuming Hypothetical Gross Annual Investment Return of:


  END OF   ACCUM               POLICY     CASH                POLICY     CASH                POLICY     CASH
  POLICY  PREMIUM    DEATH    ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER
   YEAR   (5% INT)  BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE
                                0.00%                          6.00%                         12.00%
                    -----------------------------  -----------------------------  -----------------------------
    1      4,200    250,000    2,675     1,475     250,000    2,872     1,672     250,000    3,070     1,870
    2      8,610    250,000    5,491     3,931     250,000    6,061     4,501     250,000    6,656     5,096
    3     13,241    250,000    8,200     6,280     250,000    9,329     7,409     250,000   10,554     8,634
    4     18,103    250,000   10,795     8,650     250,000   12,669     10,524    250,000   14,788     12,643
    5     23,208    250,000   13,274     11,129    250,000   16,086     13,941    250,000   19,396     17,251
    6     28,568    250,000   15,628     13,483    250,000   19,571     17,426    250,000   24,405     22,260
    7     34,196    250,000   17,849     16,133    250,000   23,119     21,403    250,000   29,856     28,140
    8     40,106    250,000   19,923     18,636    250,000   26,720     25,433    250,000   35,783     34,496
    9     46,312    250,000   21,837     20,979    250,000   30,362     29,504    250,000   42,230     41,372
    10    52,827    250,000   23,576     23,147    250,000   34,036     33,607    250,000   49,246     48,817
    11    59,669    250,000   25,127     25,127    250,000   37,731     37,731    250,000   56,888     56,888
    12    66,852    250,000   26,480     26,480    250,000   41,440     41,440    250,000   65,229     65,229
    13    74,395    250,000   27,626     27,626    250,000   45,158     45,158    250,000   74,350     74,350
    14    82,314    250,000   28,549     28,549    250,000   48,876     48,876    250,000   84,346     84,346
    15    90,630    250,000   29,219     29,219    250,000   52,569     52,569    250,000   95,310     95,310
    16    99,361    250,000   29,614     29,614    250,000   56,222     56,222    250,000   107,367   107,367
    17    108,530   250,000   29,705     29,705    250,000   59,814     59,814    250,000   120,659   120,659
    18    118,156   250,000   29,443     29,443    250,000   63,310     63,310    250,000   135,343   135,343
    19    128,264   250,000   28,780     28,780    250,000   66,672     66,672    250,000   151,616   151,616
    20    138,877   250,000   27,673     27,673    250,000   69,873     69,873    250,000   169,721   169,721
  Age 75  297,195                                  250,000   77,930     77,930    580,660   553,009   553,009


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATIONS

--------------------------------------------------------------------------------

OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER
VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE

In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios of the Funds. These illustrations assume that the Separate Account acquired an interest in the portfolios at their inception.


These tables illustrate cost of insurance and expense charges (policy cost factors) at both the current rates and the maximum rates guaranteed in the policies. The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios. This charge includes a .70% charge against the Separate Account for mortality and expense risks, the effect on each portfolio's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age
45. Planned premium payments are assumed to be paid at the beginning of each Policy Year.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------

                           SAFECO RST BOND PORTFOLIO


   POLICY                  POLICY       CASH                     POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
    1988       250,000      3,168       1,968     250,000         2,934          1,734
    1989       250,000      6,973       5,413     250,000         6,516          4,956
    1990       250,000     10,623       8,703     250,000         9,949          8,029
    1991       250,000     15,494      13,349     250,000        14,500         12,355
    1992       250,000     19,646      17,501     250,000        18,312         16,167
    1993       250,000     24,907      23,191     250,000        23,084         21,368
    1994       250,000     26,840      25,553     250,000        24,691         23,404
    1995       250,000     34,973      34,115     250,000        31,936         31,078
    1996       250,000     37,841      37,412     250,000        34,243         33,814
    1997       250,000     43,934      43,934     250,000        39,356         39,356
    1998       250,000     50,659      50,659     250,000        44,944         44,944
    1999       250,000     50,926      50,926     250,000        44,712         44,712
    2000       250,000     59,550      59,550     250,000        51,768         51,768
    2001       250,000     66,223      66,223     250,000        57,018         57,018


--------------------------------------------------------------------------------

                          SAFECO RST EQUITY PORTFOLIO


   POLICY                  POLICY       CASH                     POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
    1988       250,000      3,817       2,617     250,000         3,561          2,361
    1989       250,000      8,851       7,291     250,000         8,314          6,754
    1990       250,000     11,167       9,247     250,000        10,484          8,564
    1991       250,000     17,997      15,852     250,000        16,892         14,747
    1992       250,000     22,578      20,433     250,000        21,113         18,968
    1993       250,000     32,668      30,952     250,000        30,422         28,706
    1994       250,000     38,642      37,355     250,000        35,806         34,519
    1995       250,000     53,397      52,539     250,000        49,250         48,392
    1996       250,000     70,128      69,699     250,000        64,399         63,970
    1997       250,000     90,995      90,995     250,000        83,227         83,227
    1998       250,000    116,977     116,977     250,000       106,676        106,676
    1999       250,000    130,437     130,437     250,000       118,655        118,655
    2000       250,000    118,248     118,248     250,000       107,233        107,233
    2001       250,000    108,992     108,992     250,000        98,418         98,418


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------

                   SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1994       250,000      3,335       2,135        250,000         3,096          1,896
    1995       250,000      9,193       7,633        250,000         8,630          7,070
    1996       250,000     16,213      14,293        250,000        15,262         13,342
    1997       250,000     27,876      25,731        250,000        26,249         24,104
    1998       250,000     31,269      29,124        250,000        29,362         27,217
    1999       250,000     35,999      34,283        250,000        33,662         31,946
    2000       250,000     36,314      35,027        250,000        33,764         32,477
    2001       250,000     46,576      45,718        250,000        43,057         42,199


--------------------------------------------------------------------------------

                         SAFECO RST NORTHWEST PORTFOLIO


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1994       250,000      3,053       1,853        250,000         2,823          1,623
    1995       250,000      6,592       5,032        250,000         6,152          4,592
    1996       250,000     10,808       8,888        250,000        10,120          8,200
    1997       250,000     18,138      15,993        250,000        16,993         14,848
    1998       250,000     21,613      19,468        250,000        20,172         18,027
    1999       250,000     38,057      36,341        250,000        35,420         33,704
    2000       250,000     34,625      33,338        250,000        32,043         30,756
    2001       250,000     33,294      32,436        250,000        30,563         29,705


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------

                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1997       250,000      2,929       1,729        250,000         2,704          1,504
    1998       250,000      4,707       3,147        250,000         4,361          2,801
    1999       250,000      8,928       7,008        250,000         8,333          6,413
    2000       250,000     11,098       8,953        250,000        10,333          8,188
    2001       250,000     17,029      14,884        250,000        15,807         13,662


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------

                AIM V.I. AGGRESSIVE GROWTH FUND SERIES I SHARES


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1998       250,000      2,854       1,654        250,000         2,631          1,431
    1999       250,000      8,731       7,171        250,000         8,182          6,622
    2000       250,000     12,005      10,085        250,000        11,259          9,339
    2001       250,000     10,910       8,765        250,000        10,179          8,034


--------------------------------------------------------------------------------

                      AIM V.I. GROWTH FUND SERIES I SHARES


   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1993       250,000      3,485       2,285        250,000         3,240          2,040
    1994       250,000      6,329       4,769        250,000         5,910          4,350
    1995       250,000     21,197      19,277        250,000        19,943         18,023
    1996       250,000     27,138      24,993        250,000        25,514         23,369
    1997       250,000     36,668      34,523        250,000        34,411         32,266
    1998       250,000     49,447      47,731        250,000        46,285         44,569
    1999       250,000     67,965      66,678        250,000        63,467         62,180
    2000       250,000     56,028      55,170        250,000        52,101         51,243
    2001       250,000     38,591      38,162        250,000        35,578         35,149


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                       AMERICAN CENTURY VP INTERNATIONAL



   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1995       250,000      3,345       2,145        250,000         3,105          1,905
    1996       250,000      7,374       5,814        250,000         6,901          5,341
    1997       250,000     12,357      10,437        250,000        11,597          9,677
    1998       250,000     18,223      16,078        250,000        17,091         14,946
    1999       250,000     34,895      32,750        250,000        32,702         30,557
    2000       250,000     31,254      29,538        250,000        29,147         27,431
    2001       250,000     23,943      22,656        250,000        22,130         20,843


--------------------------------------------------------------------------------


                          AMERICAN CENTURY VP BALANCED



   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1992       250,000      2,725       1,525        250,000         2,507          1,307
    1993       250,000      6,258       4,698        250,000         5,830          4,270
    1994       250,000      9,283       7,363        250,000         8,670          6,750
    1995       250,000     14,879      12,734        250,000        13,901         11,756
    1996       250,000     19,958      17,813        250,000        18,584         16,439
    1997       250,000     26,484      24,768        250,000        24,535         22,819
    1998       250,000     33,967      32,680        250,000        31,298         30,011
    1999       250,000     40,411      39,553        250,000        37,004         36,146
    2000       250,000     41,903      41,474        250,000        38,063         37,634
    2001       250,000     42,914      42,914        250,000        38,581         38,581


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE



                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                                      MALE



                              PREFERRED NON-SMOKER



Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                           AMERICAN CENTURY VP VALUE



   POLICY                  POLICY       CASH                        POLICY          CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER        DEATH        ACCOUNT       SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE         BENEFIT        VALUE          VALUE
                  BASED UPON CURRENT CHARGES             BASED UPON GUARANTEED CHARGES
    1996       250,000      3,598       2,398        250,000         3,350          2,150
    1997       250,000      8,551       6,991        250,000         8,025          6,465
    1998       250,000     12,172      10,252        250,000        11,432          9,512
    1999       250,000     15,047      12,902        250,000        14,099         11,954
    2000       250,000     21,394      19,249        250,000        19,979         17,834
    2001       250,000     27,573      25,857        250,000        25,616         23,900


--------------------------------------------------------------------------------


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.



THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      4,140       2,940     250,000      3,874       2,674
    1994       250,000      7,124       5,564     250,000      6,676       5,116
    1995       250,000     13,729      11,809     250,000     12,914      10,994
    1996       250,000     20,249      18,104     250,000     19,032      16,887
    1997       250,000     29,800      27,655     250,000     27,945      25,800
    1998       250,000     42,315      40,599     250,000     39,557      37,841
    1999       250,000     58,735      57,448     250,000     54,746      53,459
    2000       250,000     54,580      53,722     250,000     50,648      49,790
    2001       250,000     44,150      43,721     250,000     40,659      40,230


--------------------------------------------------------------------------------

                      DREYFUS IP - MIDCAP STOCK PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1998       250,000      2,802       1,602     250,000      2,581       1,381
    1999       250,000      6,532       4,972     250,000      6,091       4,531
    2000       250,000     10,337       8,417     250,000      9,670       7,750
    2001       250,000     12,796      10,651     250,000     11,943       9,798


--------------------------------------------------------------------------------

                    DREYFUS IP - TECHNOLOGY GROWTH PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1999       250,000     12,514      11,314     250,000     12,023      10,823
    2000       250,000     11,246       9,686     250,000     10,734       9,174
    2001       250,000      9,362       7,442     250,000      8,875       6,955


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------

                      DREYFUS VIF - APPRECIATION PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      3,241       2,041     250,000      3,005       1,805
    1994       250,000      6,497       4,937     250,000      6,064       4,504
    1995       250,000     12,784      10,864     250,000     11,996      10,076
    1996       250,000     19,807      17,662     250,000     18,582      16,437
    1997       250,000     29,143      26,998     250,000     27,284      25,139
    1998       250,000     41,739      40,023     250,000     38,957      37,241
    1999       250,000     49,605      48,318     250,000     46,129      44,842
    2000       250,000     51,936      51,078     250,000     48,065      47,207
    2001       250,000     49,422      48,993     250,000     45,430      45,001


--------------------------------------------------------------------------------

                      DREYFUS VIF - QUALITY BOND PORTFOLIO


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1990       250,000      3,178       1,978     250,000      2,944       1,744
    1991       250,000      7,167       5,607     250,000      6,700       5,140
    1992       250,000     10,417       8,497     250,000      9,755       7,835
    1993       250,000     13,696      11,551     250,000     12,802      10,657
    1994       250,000     17,436      15,291     250,000     16,234      14,089
    1995       250,000     24,506      22,790     250,000     22,692      20,976
    1996       250,000     28,138      26,851     250,000     25,876      24,589
    1997       250,000     33,810      32,952     250,000     30,855      29,997
    1998       250,000     38,509      38,080     250,000     34,831      34,402
    1999       250,000     41,202      41,202     250,000     36,868      36,868
    2000       250,000     51,085      51,085     250,000     45,272      45,272
    2001       250,000     57,078      57,078     250,000     50,121      50,121


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                       FEDERATED HIGH INCOME BOND FUND II



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1994       250,000      2,784       1,584     250,000      2,564       1,364
    1995       250,000      7,109       5,549     250,000      6,639       5,079
    1996       250,000     11,577       9,657     250,000     10,845       8,925
    1997       250,000     16,544      14,399     250,000     15,487      13,342
    1998       250,000     19,936      17,791     250,000     18,586      16,441
    1999       250,000     23,294      21,578     250,000     21,579      19,863
    2000       250,000     21,459      20,172     250,000     19,687      18,400
    2001       250,000     24,535      23,677     250,000     22,262      21,404


--------------------------------------------------------------------------------


                           FEDERATED UTILITY FUND II



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1994       250,000      2,802       1,602     250,000      2,582       1,382
    1995       250,000      7,370       5,810     250,000      6,887       5,327
    1996       250,000     11,578       9,658     250,000     10,848       8,928
    1997       250,000     18,460      16,315     250,000     17,298      15,153
    1998       250,000     24,349      22,204     250,000     22,749      20,604
    1999       250,000     54,951      53,235     250,000     51,283      49,567
    2000       250,000     50,037      48,750     250,000     46,531      45,244
    2001       250,000     45,395      44,537     250,000     41,979      41,121


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium:(1)         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                      FIDELITY VIP MONEY MARKET PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1983       250,000      3,241       2,041     250,000      3,005       1,805
    1984       250,000      6,995       5,435     250,000      6,538       4,978
    1985       250,000     10,807       8,887     250,000     10,125       8,205
    1986       250,000     14,665      12,520     250,000     13,719      11,574
    1987       250,000     18,694      16,549     250,000     17,415      15,270
    1988       250,000     23,157      21,441     250,000     21,439      19,723
    1989       250,000     28,353      27,066     250,000     26,072      24,785
    1990       250,000     33,626      32,768     250,000     30,683      29,825
    1991       250,000     38,548      38,119     250,000     34,863      34,434
    1992       250,000     42,804      42,804     250,000     38,313      38,313
    1993       250,000     46,807      46,807     250,000     41,458      41,458
    1994       250,000     51,329      51,329     250,000     44,987      44,987
    1995       250,000     56,798      56,798     250,000     49,268      49,268
    1996       250,000     62,174      62,174     250,000     53,373      53,373
    1997       250,000     67,757      67,757     250,000     57,552      57,552
    1998       250,000     73,459      73,459     250,000     61,711      61,711
    1999       250,000     79,058      79,058     250,000     65,642      65,642
    2000       250,000     85,548      85,548     250,000     69,944      69,944
    2001       250,000     90,411      90,411     250,000     72,670      72,670


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium:(1)         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                       FIDELITY VIP HIGH INCOME PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1986       250,000      3,532       2,332     250,000      3,286       2,086
    1987       250,000      6,669       5,109     250,000      6,233       4,673
    1988       250,000     10,813       8,893     250,000     10,135       8,215
    1989       250,000     13,122      10,977     250,000     12,266      10,121
    1990       250,000     15,620      13,475     250,000     14,521      12,376
    1991       250,000     25,150      23,434     250,000     23,270      21,554
    1992       250,000     34,545      33,258     250,000     31,800      30,513
    1993       250,000     45,001      44,143     250,000     41,205      40,347
    1994       250,000     46,840      46,411     250,000     42,591      42,162
    1995       250,000     59,870      59,870     250,000     54,056      54,056
    1996       250,000     71,241      71,241     250,000     63,921      63,921
    1997       250,000     86,811      86,811     250,000     77,479      77,479
    1998       250,000     85,126      85,126     250,000     75,541      75,541
    1999       250,000     94,437      94,437     250,000     83,316      83,316
    2000       250,000     74,561      74,561     250,000     65,235      65,235
    2001       250,000     67,309      67,309     250,000     58,199      58,199


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium:(1)         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                      FIDELITY VIP EQUITY-INCOME PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      2,891       1,691     250,000      2,667       1,467
    1988       250,000      7,395       5,835     250,000      6,912       5,352
    1989       250,000     12,241      10,321     250,000     11,478       9,558
    1990       250,000     12,742      10,597     250,000     11,904       9,759
    1991       250,000     20,704      18,559     250,000     19,295      17,150
    1992       250,000     27,607      25,891     250,000     25,602      23,886
    1993       250,000     36,049      34,762     250,000     33,261      31,974
    1994       250,000     41,537      40,679     250,000     38,093      37,235
    1995       250,000     59,989      59,560     250,000     54,723      54,294
    1996       250,000     71,630      71,630     250,000     64,987      64,987
    1997       250,000     95,230      95,230     250,000     86,038      86,038
    1998       250,000    109,053     109,053     250,000     98,178      98,178
    1999       250,000    118,371     118,371     250,000    106,207     106,207
    2000       250,000    130,711     130,711     250,000    116,904     116,904
    2001       250,000    126,106     126,106     250,000    112,370     112,370


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                         FIDELITY VIP GROWTH PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      3,053       1,853     250,000      2,824       1,624
    1988       250,000      7,127       5,567     250,000      6,660       5,100
    1989       250,000     13,431      11,511     250,000     12,607      10,687
    1990       250,000     14,346      12,201     250,000     13,424      11,279
    1991       250,000     25,319      23,174     250,000     23,654      21,509
    1992       250,000     30,808      29,092     250,000     28,650      26,934
    1993       250,000     40,198      38,911     250,000     37,211      35,924
    1994       250,000     42,871      42,013     250,000     39,449      38,591
    1995       250,000     61,915      61,486     250,000     56,673      56,244
    1996       250,000     74,109      74,109     250,000     67,477      67,477
    1997       250,000     94,805      94,805     250,000     85,954      85,954
    1998       250,000    136,030     136,030     250,000    123,013     123,013
    1999       250,000    190,293     190,293     250,000    171,899     171,899
    2000       250,000    171,211     171,211     250,000    154,480     154,480
    2001       250,000    142,513     142,513     250,000    128,272     128,272


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                        FIDELITY VIP OVERSEAS PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1988       250,000      3,206       2,006     250,000      2,971       1,771
    1989       250,000      8,020       6,460     250,000      7,512       5,952
    1990       250,000     10,789       8,869     250,000     10,111       8,191
    1991       250,000     14,831      12,686     250,000     13,880      11,735
    1992       250,000     15,734      13,589     250,000     14,638      12,493
    1993       250,000     25,740      24,024     250,000     23,835      22,119
    1994       250,000     29,005      27,718     250,000     26,679      25,392
    1995       250,000     34,860      34,002     250,000     31,829      30,971
    1996       250,000     42,561      42,132     250,000     38,553      38,124
    1997       250,000     50,492      50,492     250,000     45,347      45,347
    1998       250,000     59,868      59,868     250,000     53,348      53,348
    1999       250,000     89,089      89,089     250,000     78,971      78,971
    2000       250,000     73,736      73,736     250,000     64,932      64,932
    2001       250,000     59,628      59,628     250,000     51,978      51,978


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                  FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1989       250,000      3,278       2,078     250,000      3,041       1,841
    1990       250,000      6,751       5,191     250,000      6,307       4,747
    1991       250,000     11,389       9,469     250,000     10,676       8,756
    1992       250,000     15,277      13,132     250,000     14,299      12,154
    1993       250,000     20,190      18,045     250,000     18,827      16,682
    1994       250,000     22,123      20,407     250,000     20,488      18,772
    1995       250,000     29,325      28,038     250,000     26,983      25,696
    1996       250,000     33,083      32,225     250,000     30,201      29,343
    1997       250,000     39,059      38,630     250,000     35,344      34,915
    1998       250,000     45,439      45,439     250,000     40,719      40,719
    1999       250,000     47,435      47,435     250,000     42,074      42,074
    2000       250,000     55,492      55,492     250,000     48,746      48,746
    2001       250,000     62,699      62,699     250,000     54,575      54,575


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                      FIDELITY VIP ASSET MANAGER PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1990       250,000      3,158       1,958     250,000      2,924       1,724
    1991       250,000      7,712       6,152     250,000      7,218       5,658
    1992       250,000     11,982      10,062     250,000     11,239       9,319
    1993       250,000     18,160      16,015     250,000     17,027      14,882
    1994       250,000     19,520      17,375     250,000     18,215      16,070
    1995       250,000     26,241      24,525     250,000     24,356      22,640
    1996       250,000     33,339      32,052     250,000     30,767      29,480
    1997       250,000     43,644      42,786     250,000     40,047      39,189
    1998       250,000     53,378      52,949     250,000     48,679      48,250
    1999       250,000     62,254      62,254     250,000     56,398      56,398
    2000       250,000     62,159      62,159     250,000     55,902      55,902
    2001       250,000     61,857      61,857     250,000     55,171      55,171


--------------------------------------------------------------------------------


                        FIDELITY VIP INDEX 500 PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1993       250,000      3,261       2,061     250,000      3,024       1,824
    1994       250,000      6,383       4,823     250,000      5,957       4,397
    1995       250,000     13,016      11,096     250,000     12,216      10,296
    1996       250,000     19,656      17,511     250,000     18,441      16,296
    1997       250,000     30,097      27,952     250,000     28,183      26,038
    1998       250,000     42,402      40,686     250,000     39,586      37,870
    1999       250,000     54,490      53,203     250,000     50,708      49,421
    2000       250,000     51,769      50,911     250,000     47,947      47,089
    2001       250,000     47,738      47,309     250,000     43,903      43,474


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                  FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      3,719       2,519     250,000      3,466       2,266
    1996       250,000      8,216       6,656     250,000      7,708       6,148
    1997       250,000     14,106      12,186     250,000     13,268      11,348
    1998       250,000     20,086      17,941     250,000     18,873      16,728
    1999       250,000     26,509      24,364     250,000     24,835      22,690
    2000       250,000     25,597      23,881     250,000     23,831      22,115
    2001       250,000     26,226      24,939     250,000     24,220      22,933


--------------------------------------------------------------------------------


                       FIDELITY VIP CONTRAFUND PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,286       3,086     250,000      4,015       2,815
    1996       250,000      8,986       7,426     250,000      8,452       6,892
    1997       250,000     14,952      13,032     250,000     14,088      12,168
    1998       250,000     23,367      21,222     250,000     22,005      19,860
    1999       250,000     32,675      30,530     250,000     30,699      28,554
    2000       250,000     33,080      31,364     250,000     30,933      29,217
    2001       250,000     31,374      30,087     250,000     29,139      27,852


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                        FIDELITY VIP BALANCED PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      3,403       2,203     250,000      3,162       1,962
    1996       250,000      7,143       5,583     250,000      6,682       5,122
    1997       250,000     12,461      10,541     250,000     11,696       9,776
    1998       250,000     18,167      16,022     250,000     17,039      14,894
    1999       250,000     21,998      19,853     250,000     20,553      18,408
    2000       250,000     23,726      22,010     250,000     22,023      20,307
    2001       250,000     26,068      24,781     250,000     24,008      22,721


--------------------------------------------------------------------------------


                  FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,041       2,841     250,000      3,778       2,578
    1996       250,000      8,468       6,908     250,000      7,954       6,394
    1997       250,000     15,005      13,085     250,000     14,130      12,210
    1998       250,000     22,442      20,297     250,000     21,118      18,973
    1999       250,000     26,381      24,236     250,000     24,740      22,595
    2000       250,000     24,124      22,408     250,000     22,470      20,754
    2001       250,000     22,943      21,656     250,000     21,168      19,881


--------------------------------------------------------------------------------


                     FIDELITY VIP GROWTH & INCOME PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1997       250,000      3,958       2,758     250,000      3,697       2,497
    1998       250,000      9,215       7,655     250,000      8,664       7,104
    1999       250,000     13,329      11,409     250,000     12,540      10,620
    2000       250,000     15,621      13,476     250,000     14,656      12,511
    2001       250,000     16,824      14,679     250,000     15,693      13,548


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                       FRANKLIN SMALL CAP FUND - CLASS 2



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,229       3,029     250,000      3,960       2,760
    1996       250,000      9,512       7,952     250,000      8,952       7,392
    1997       250,000     14,715      12,795     250,000     13,863      11,943
    1998       250,000     17,426      15,281     250,000     16,377      14,232
    1999       250,000     40,328      38,183     250,000     37,897      35,752
    2000       250,000     36,666      34,950     250,000     34,313      32,597
    2001       250,000     33,314      32,027     250,000     30,979      29,692


--------------------------------------------------------------------------------


                    FRANKLIN U.S. GOVERNMENT FUND - CLASS 2



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1989       250,000      3,159       1,959     250,000      2,925       1,725
    1990       250,000      6,800       5,240     250,000      6,352       4,792
    1991       250,000     11,324       9,404     250,000     10,612       8,692
    1992       250,000     15,431      13,286     250,000     14,442      12,297
    1993       250,000     19,256      17,111     250,000     17,947      15,802
    1994       250,000     20,970      19,254     250,000     19,403      17,687
    1995       250,000     28,467      27,180     250,000     26,166      24,879
    1996       250,000     32,331      31,473     250,000     29,479      28,621
    1997       250,000     38,308      37,879     250,000     34,618      34,189
    1998       250,000     44,017      44,017     250,000     39,381      39,381
    1999       250,000     46,007      46,007     250,000     40,726      40,726
    2000       250,000     54,015      54,015     250,000     47,340      47,340
    2001       250,000     60,477      60,477     250,000     52,500      52,500


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                   JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      4,075       2,875     250,000      3,811       2,611
    1996       250,000      8,726       7,166     250,000      8,200       6,640
    1997       250,000     15,016      13,096     250,000     14,142      12,222
    1998       250,000     22,196      20,051     250,000     20,888      18,743
    1999       250,000     29,762      27,617     250,000     27,934      25,789
    2000       250,000     29,774      28,058     250,000     27,796      26,080
    2001       250,000     28,592      27,305     250,000     26,494      25,207


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1998       250,000      2,238       1,038     250,000      2,038         838
    1999       250,000      5,314       3,754     250,000      4,927       3,367
    2000       250,000     10,804       8,884     250,000     10,097       8,177
    2001       250,000     13,600      11,455     250,000     12,688      10,543


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                         ING VP NATURAL RESOURCES TRUST



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1992       250,000      3,038       1,838     250,000      2,809       1,609
    1993       250,000      6,803       5,243     250,000      6,352       4,792
    1994       250,000      9,216       7,296     250,000      8,614       6,694
    1995       250,000     14,261      12,116     250,000     13,327      11,182
    1996       250,000     21,891      19,746     250,000     20,406      18,261
    1997       250,000     26,520      24,804     250,000     24,589      22,873
    1998       250,000     23,402      22,115     250,000     21,508      20,221
    1999       250,000     29,888      29,030     250,000     27,226      26,368
    2000       250,000     38,646      38,217     250,000     34,893      34,464
    2001       250,000     34,602      34,602     250,000     30,847      30,847


--------------------------------------------------------------------------------


                          ING VP EMERGING MARKETS FUND


   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1995       250,000      2,796       1,596     250,000      2,575       1,375
    1996       250,000      6,318       4,758     250,000      5,888       4,328
    1997       250,000      8,157       6,237     250,000      7,607       5,687
    1998       250,000      7,837       5,962     250,000      7,261       5,116
    1999       250,000     25,116      22,971     250,000     23,378      21,233
    2000       250,000     16,458      14,742     250,000     15,170      13,454
    2001       250,000     17,136      15,849     250,000     15,607      14,320

--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                        SCUDDER VS I BALANCED PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1985       250,000      3,913       2,713     250,000      3,654       2,454
    1986       250,000      8,193       6,633     250,000      7,690       6,130
    1987       250,000     10,955       9,035     250,000     10,283       8,363
    1988       250,000     15,893      13,748     250,000     14,899      12,754
    1989       250,000     22,500      20,355     250,000     21,026      18,881
    1990       250,000     24,818      23,102     250,000     23,049      21,333
    1991       250,000     35,154      33,867     250,000     32,474      31,187
    1992       250,000     40,523      39,665     250,000     37,196      36,338
    1993       250,000     46,430      46,001     250,000     42,308      41,879
    1994       250,000     48,009      48,009     250,000     43,352      43,352
    1995       250,000     64,155      64,155     250,000     57,493      57,493
    1996       250,000     74,510      74,510     250,000     66,333      66,333
    1997       250,000     95,523      95,523     250,000     84,595      84,595
    1998       250,000    120,492     120,492     250,000    106,287     106,287
    1999       250,000    141,425     141,425     250,000    124,357     124,357
    2000       250,000    140,685     140,685     250,000    123,284     123,284
    2001       250,000    133,821     133,821     250,000    116,750     116,750


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                      SCUDDER VS I INTERNATIONAL PORTFOLIO



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1987       250,000      2,409       1,209     250,000      2,202       1,002
    1988       250,000      6,445       4,885     250,000      6,002       4,442
    1989       250,000     13,137      11,217     250,000     12,311      10,391
    1990       250,000     14,771      12,626     250,000     13,809      11,664
    1991       250,000     19,707      17,562     250,000     18,357      16,212
    1992       250,000     21,821      20,105     250,000     20,187      18,471
    1993       250,000     34,099      32,812     250,000     31,387      30,100
    1994       250,000     36,482      35,624     250,000     33,347      32,489
    1995       250,000     43,549      43,120     250,000     39,500      39,071
    1996       250,000     53,065      53,065     250,000     47,742      47,742
    1997       250,000     60,650      60,650     250,000     54,149      54,149
    1998       250,000     74,803      74,803     250,000     66,346      66,346
    1999       250,000    119,505     119,505     250,000    105,599     105,599
    2000       250,000     99,307      99,307     250,000     87,351      87,351
    2001       250,000     69,777      69,777     250,000     60,844      60,844


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


            TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1996       250,000      2,710       1,510     250,000      2,493       1,293
    1997       250,000      3,968       2,408     250,000      3,659       2,099
    1998       250,000      5,397       3,477     250,000      4,992       3,072
    1999       250,000     13,006      10,861     250,000     12,113       9,968
    2000       250,000     10,669       8,524     250,000      9,842       7,697
    2001       250,000     12,392      10,676     250,000     11,303       9,587


--------------------------------------------------------------------------------


                  TEMPLETON GROWTH SECURITIES FUND -- CLASS 2



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1994       250,000      3,063       1,863     250,000      2,833       1,633
    1995       250,000      6,866       5,306     250,000      6,413       4,853
    1996       250,000     11,425       9,505     250,000     10,706       8,786
    1997       250,000     15,716      13,571     250,000     14,709      12,564
    1998       250,000     17,348      15,203     250,000     16,153      14,008
    1999       250,000     20,802      19,086     250,000     19,233      17,517
    2000       250,000     20,224      18,937     250,000     18,509      17,222
    2001       250,000     17,925      17,067     250,000     16,155      15,297


--------------------------------------------------------------------------------


                    MUTUAL SHARES SECURITIES FUND -- CLASS 2



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1996       250,000      3,837       2,637     250,000      3,580       2,380
    1997       250,000      8,171       6,611     250,000      7,668       6,108
    1998       250,000     10,805       8,885     250,000     10,139       8,219
    1999       250,000     14,840      12,695     250,000     13,901      11,756
    2000       250,000     18,457      16,312     250,000     17,211      15,066
    2001       250,000     20,577      18,861     250,000     19,044      17,328


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                            VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                              PREFERRED NON-SMOKER


Initial Face Amount:               $250,000      Annual Planned Premium(1):         $4,000.00
Death Benefit Option:                     A      Issue Age:                                45
Death Benefits Payable to Age:           95      Premiums Payable to Age:                  95


--------------------------------------------------------------------------------


                         WANGER U.S. SMALLER COMPANIES



   POLICY                  POLICY       CASH                  POLICY       CASH
  YEAR END      DEATH     ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER
DECEMBER 31ST  BENEFIT     VALUE       VALUE      BENEFIT     VALUE       VALUE
                  BASED UPON CURRENT CHARGES       BASED UPON GUARANTEED CHARGES
    1996       250,000      4,528       3,328     250,000      4,249       3,049
    1997       250,000      9,938       8,378     250,000      9,364       7,804
    1998       250,000     14,055      12,135     250,000     13,245      11,325
    1999       250,000     21,313      19,168     250,000     20,067      17,922
    2000       250,000     22,147      20,002     250,000     20,757      18,612
    2001       250,000     27,859      26,143     250,000     25,966      24,250


--------------------------------------------------------------------------------

(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

NET RATE OF RETURN


The SAFECO Resource Series Trust tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding SAFECO RST Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.


CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE SAFECO RST PORTFOLIOS


                                                                  SAFECO                                SAFECO
                            SAFECO             SAFECO              RST               SAFECO              RST
                             RST                RST               GROWTH              RST           SMALL COMPANY
        YEAR                 BOND              EQUITY         OPPORTUNITIES        NORTHWEST            VALUE
        1988                      6.33              25.28
        1989                     10.60              26.41
        1990                      5.87              -5.91
        1991                     13.28              26.15
        1992                      6.12               7.36
        1993                      9.85              27.22
        1994                     -3.63               8.24              11.22               2.95
        1995                     17.17              27.93              40.30               6.72
        1996                     -0.16              24.09              31.36              11.74
        1997                      7.71              24.15              43.85              30.32
        1998                       8.2              24.19               1.13               2.19             -20.65
        1999                     -4.61               8.55               4.89              53.57              14.60
        2000                     11.02             -11.41              -6.82             -15.52              -6.68
        2001                      6.53             -10.02              18.32             -11.27              20.31



The AIM Variable Insurance Funds tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding AIM V.I. Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.


 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE AIM V.I. PORTFOLIOS


                                                                    AIM V.I.
                                       AIM V.I.                    AGGRESSIVE
                                     GROWTH FUND                  GROWTH FUND
                                      (SERIES I                    (SERIES I
            YEAR                       SHARES)                      SHARES)
            1993                             15.60
            1994                             -3.67
            1995                             33.78
            1996                             11.75
            1997                             21.19
            1998                             24.20                        -2.92
            1999                             29.15                        43.69
            2000                            -21.02                         1.89
            2001                            -34.36                       -26.58

The American Century Variable Portfolios, Inc. tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding American Century VP Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges, but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.



               CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%)
                     FOR THE AMERICAN CENTURY VP PORTFOLIOS



                                   AMERICAN CENTURY             AMERICAN CENTURY             AMERICAN CENTURY
            YEAR                     VP BALANCED                VP INTERNATIONAL                 VP VALUE
            1992                            -6.70
            1993                             7.00
            1994                            -0.10
            1995                            20.40                         11.50
            1996                            11.40                         13.60                        18.92
            1997                            15.11                         17.93                        26.09
            1998                            15.07                         18.06                         4.81
            1999                             9.30                         62.93                        -0.85
            2000                            -3.33                        -17.41                        18.14
            2001                            -4.22                        -29.68                        12.82



The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus IP and Dreyfus VIF tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Dreyfus Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.


  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE DREYFUS PORTFOLIOS


                                                                 DREYFUS                               DREYFUS
                           DREYFUS            DREYFUS            SOCIALLY           DREYFUS             IP --
                        VIF -- QUALITY         VIF --          RESPONSIBLE        IP -- MIDCAP        TECHNOLOGY
                             BOND           APPRECIATION          GROWTH             STOCK              GROWTH
                         PORTFOLIO --       PORTFOLIO --      FUND, INC. --       PORTFOLIO --       PORTFOLIO --
        YEAR            INITIAL SHARES     INITIAL SHARES     INITIAL SHARES     INITIAL SHARES     INITIAL SHARES
        1990                     6.61
        1991                    13.34
        1992                     2.00
        1993                    14.54                8.46              34.69
        1994                    -5.25                2.32              -1.55
        1995                    19.59               32.61              33.64
        1996                     2.40               24.69              20.39
        1997                     8.66               27.17              27.56
        1998                     4.76               29.32              28.49             -4.44
        1999                    -0.52               10.68              29.19             10.05              273.01
        2000                    15.81               -1.31             -11.59              7.70              -27.47
        2001                     5.92               -9.95             -23.14             -3.94              -33.60

The Federated Insurance Series tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Federated Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.


 CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FEDERATED PORTFOLIOS


                                      FEDERATED                    FEDERATED
                                     HIGH INCOME                    UTILITY
            YEAR                     BOND FUND II                   FUND II
            1994                             -4.98                        -4.43
            1995                             19.55                        23.33
            1996                             13.52                        10.79
            1997                             13.05                        25.77
            1998                              1.98                        13.16
            1999                              1.59                         0.99
            2000                            -17.93                       -13.67
            2001                              0.67                       -14.32



The Fidelity Variable Insurance Products tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Fidelity VIP Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.


     CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP
                                   PORTFOLIOS


                           FIDELITY           FIDELITY           FIDELITY
                             VIP                VIP                VIP              FIDELITY           FIDELITY
                            MONEY               HIGH             EQUITY-              VIP                VIP
                            MARKET             INCOME             INCOME             GROWTH            OVERSEAS
        YEAR              PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
        1983                     8.46
        1984                     9.73
        1985                     7.41
        1986                     6.00               16.98
        1987                     5.74                0.52              -1.83               2.96
        1988                     6.69               10.94              22.01              14.88               7.43
        1989                     8.42               -4.87              16.64              30.81              25.58
        1990                     7.34               -2.93             -15.99             -12.43              -2.37
        1991                     5.39               34.38              30.74              44.81               7.30
        1992                     3.20               22.47              16.19               8.62             -11.42
        1993                     2.53               19.70              17.59              18.67              36.65
        1994                     3.55               -2.34               6.37              -0.72               1.02
        1995                     5.17               20.02              34.39              34.66               8.98
        1996                     4.71               13.33              13.58              14.01              12.45
        1997                     4.81               16.97              27.41              22.78              10.86
        1998                     4.84               -5.03              10.93              38.79              12.05
        1999                     4.42                7.41               5.60              36.50              41.66
        2000                     5.56              -23.02               7.67             -11.59             -19.67
        2001                     3.45              -12.36              -5.62             -18.23             -21.72

     CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP
                                   PORTFOLIOS



                           FIDELITY           FIDELITY                              FIDELITY
                             VIP                VIP              FIDELITY             VIP                     FIDELITY
                          INVESTMENT           ASSET               VIP             ASSET MGR:                   VIP
                          GRADE BOND          MANAGER           INDEX 500            GROWTH       CONTRAFUND-REGISTERED TRADEMARK-
        YEAR              PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO                 PORTFOLIO
        1989                     9.56
        1990                     5.51               6.02
        1991                    15.68              21.86
        1992                     5.95              11.01
        1993                    10.26              20.53                9.04
        1994                    -4.46              -6.79                0.34
        1995                    16.62              16.26               36.49              22.43                     38.92
        1996                     2.49              13.90               22.01              19.34                     20.52
        1997                     8.36              19.95               32.12              24.37                     23.44
        1998                     8.15              14.35               27.61              16.87                     29.28
        1999                    -1.74              10.36               19.71              14.49                     23.40
        2000                    10.45              -4.60               -9.94             -13.09                     -7.27
        2001                     7.71              -4.76              -12.72              -8.04                    -12.86



     CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE FIDELITY VIP
                                   PORTFOLIOS



                                       FIDELITY                                                  FIDELITY
                                         VIP                        FIDELITY                       VIP
                                        GROWTH                        VIP                        GROWTH &
                                    OPPORTUNITIES                   BALANCED                      INCOME
            YEAR                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
            1995                             31.82                       13.22
            1996                             17.57                        9.28
            1997                             29.25                       21.48                        29.39
            1998                             23.91                       16.94                        28.89
            1999                              3.55                        3.83                         8.43
            2000                            -17.65                       -4.97                        -4.29
            2001                            -15.03                       -2.27                        -9.39

The Franklin Templeton Variable Insurance Products Trust tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Franklin Templeton Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of 0.70%; and, they are not an estimate or a guarantee of future investment performance.



               CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%)
                     FOR THE FRANKLIN TEMPLETON PORTFOLIOS



                           FRANKLIN                             TEMPLETON          TEMPLETON            MUTUAL
                             U.S.             FRANKLIN          DEVELOPING           GROWTH             SHARES
                          GOVERNMENT         SMALL CAP           MARKETS           SECURITIES         SECURITIES
                            FUND-              FUND-           SECURITIES-           FUND-              FUND-
        YEAR               CLASS 2            CLASS 2            CLASS 2            CLASS 2            CLASS 2
        1989                     6.05
        1990                     8.16
        1991                    14.49
        1992                     7.46
        1993                     4.41
        1994                    -5.59                                                      3.24
        1995                    18.63               37.27                                 10.75
        1996                     2.90               28.19              -7.15              14.73              25.86
        1997                     8.55               16.61             -29.83               8.64              16.82
        1998                     6.70               -1.68             -21.60              -7.10              -3.50
        1999                    -1.79               95.60              52.23               2.30               7.24
        2000                    10.67              -15.34             -32.41             -14.55               3.43
        2001                     6.62              -15.85              -8.72             -22.03              -3.93



The ING VP Natural Resources Trust and ING VP Emerging Markets Fund, Inc. tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding ING VP Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.


  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE ING VP PORTFOLIOS


                                        ING VP                       ING VP
                                       NATURAL                      EMERGING
                                      RESOURCES                     MARKETS
            YEAR                        TRUST                         FUND
            1992                              2.52
            1993                             10.20
            1994                             -6.08
            1995                             16.17                        -4.63
            1996                             26.19                         6.76
            1997                              6.45                       -12.25
            1998                            -20.32                       -28.65
            1999                             13.30                       126.43
            2000                             17.55                       -40.86
            2001                            -16.53                       -11.33

The INVESCO Variable Investment Funds, Inc. table shown earlier in this appendix is based on the investment performance, after actual expenses, of the corresponding INVESCO Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.


CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE INVESCO VIF PORTFOLIO


                              INVESCO
                                VIF-
                            REAL ESTATE
                            OPPORTUNITY
         YEAR                   FUND
         1998                      -21.15
         1999                       -0.35
         2000                       27.99
         2001                       -1.46



The J.P. Morgan Series Trust II table shown earlier in this appendix is based on the investment performance, after actual expenses, of the corresponding JPMorgan Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.



  CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE JPMORGAN PORTFOLIO



                              JPMORGAN
                                U.S.
                            DISCIPLINED
                               EQUITY
         YEAR                PORTFOLIO
         1995                       32.79
         1996                       20.45
         1997                       26.60
         1998                       22.51
         1999                       17.71
         2000                       -9.06
         2001                      -12.53

The Scudder Variable Series I tables shown earlier in this appendix are based on the investment performance, after actual expenses, of the corresponding Scudder VS I Portfolios. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.



     CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE SCUDDER VS I
                                   PORTFOLIOS



                                     SCUDDER VS I                 SCUDDER VS I
                                       BALANCED                  INTERNATIONAL
            YEAR                      PORTFOLIO                    PORTFOLIO
            1985                            28.09
            1986                            15.09
            1987                            -2.39                        -16.08
            1988                            13.42                         15.92
            1989                            18.67                         36.85
            1990                            -2.61                         -8.30
            1991                            26.06                         10.68
            1992                             6.22                         -3.76
            1993                             6.71                         36.88
            1994                            -2.74                         -1.54
            1995                            25.80                         10.34
            1996                            11.11                         13.99
            1997                            23.35                          8.31
            1998                            22.34                         17.67
            1999                            14.52                         53.47
            2000                            -2.54                        -18.80
            2001                            -6.71                        -31.35



The Wanger Advisors Funds table shown earlier in this appendix is based on the investment performance, after actual expenses, of the corresponding Wanger Portfolio. The average annual total return used in calculating the death benefit, policy account value and cash surrender value for the respective Portfolios are listed below. These annual total returns do not account for insurance and administrative charges but are net of the mortality and expense risk charge of .70%; and, they are not an estimate or a guarantee of future investment performance.


   CALENDAR YEAR AVERAGE NET ANNUAL TOTAL RETURN (%) FOR THE WANGER PORTFOLIO


                               WANGER
                            U.S. SMALLER
         YEAR                COMPANIES
         1996                       45.93
         1997                       28.71
         1998                        7.98
         1999                       24.21
         2000                       -8.80
         2001                       10.61

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

Pursuant to section 26(f) of the Investment Company Act of 1940, the registrant and SAFECO Life Insurance Company ("SAFECO") represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the insurance company.

INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly owned subsidiary of SAFECO Corporation, which is a publicly owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company, SAFECO Financial Products, Inc. and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a UK Corporation, American States Insurance Company, American States Preferred Insurance Company, American Economy Insurance Company, each an Indiana corporation, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Indiana, an Indiana corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company and Emerald City Insurance Agency, Inc., both
 Washington corporations, SAFECO Management Corporation, a New York corporation and SAFECO Insurance Company of Oregon, an Oregon corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation.
American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc. and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas and SAFECO General Agency, Inc. both Texas corporations, Financial Institutional Solutions, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation.
 F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-Fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas Lloyds organizations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% S.C. Bellevue, Inc., a Washington Corporation. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.

No person is directly or indirectly controlled by Registrant.

All subsidiaries are included in consolidated financial statements. In addition SAFECO Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises:

I.       The following papers and documents:

         The facing sheet.
         The Prospectus consisting of 126 pages.
         Part II
         The signatures.
         Exhibits Filed with this Post-Effective Amendment.
         Written consents of the following persons:
         (1)  Ernst & Young LLP, Independent Auditors
         (2)  Jon David Parker, Actuary
         (3)  Jacqueline Veneziani, Counsel

II.      The following exhibits:

         A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

EXHIBIT            DESCRIPTION                                                            PAGE
-------            -----------                                                            ----
(1)                Resolution of Board of Directors of the Company authorizing the
                   Separate Account                                                        1/

(2)                Not Applicable

(3)                (a)  Principal Underwriter's Agreement                                  1/
                   (b)  Broker-Dealer Selling Agreement                                    1/
                   (c)  Commission Schedule                                                4/

(4)                Not Applicable

(5)                Individual Flexible Premium Variable Life Insurance Policy              4/

(6)                (a)  Articles of Incorporation of the Company as Amended 11/26/90       1/

                   (b)  Bylaws of the Company as Amended 11/08/01                          Filed
                                                                                           Herewith
(7)                Not Applicable

(8)                Not Applicable

(9)                (a)  Reinsurance Agreement                                              1/

                   (b)  Participation Agreement (Fidelity VIP I & II)                      1/
                        Form of Sub-Licensing Agreement                                    1/

                   (c)  Form of Participation Agreement (Fidelity VIP III)                 4/

                   (d)  Participation Agreement (Lexington)                                2/

EXHIBIT            DESCRIPTION                                                            PAGE
-------            -----------                                                            ----
                   (e)  Participation Agreement (Wanger)                                  4/
                        Amendment No. 1 to Participation Agreement                        Filed Herewith
                        Administrative Services Agreement                                 4/
                        Amendment No. 1 to Administrative Services Agreement              4/

                   (f)  Participation Agreement (ACVP)                                    Filed Herewith
                        Amendment No. 1 to Participation Agreement                        Filed Herewith
                        Amendment No. 2 To Participation Agreement                        Filed Herewith
                        Amendment No. 3 to Participation Agreement                        Filed Herewith

                   (g)  Participation Agreement (AIM)                                     Filed Herewith

                   (h)  Form of Participation Agreement (Dreyfus)                         3/

                   (i)  Participation Agreement (Franklin Templeton)                      Filed Herewith
                        Amendment No. 1 to Participation Agreement                        Filed Herewith
                        Amendment No. 2 to Participation Agreement                        Filed Herewith

                   (j)  Form of Participation Agreement (J.P. Morgan)                     3/

                   (k)  Participation Agreement (Federated)                               2/
                        Amendment to Participation Agreement                              Filed Herewith

                   (l)  Participation Agreement (Scudder)                                 6/
                        Reimbursement Agreement (Scudder)                                 6/
                        Participating Contract and Policy Agreement (Scudder)             6/
                        Services Agreement (Scudder)                                      7/

                   (m)  Participation Agreement (INVESCO)                                 Filed Herewith
                        Amendment No. 1 to Participation Agreement                        Filed Herewith

(10)               (a)  Application Form (revised 4/91)                                   1/

                   (b)  Part IV Application Form (revised 7/97)                           5/

99.C1              Consent of Independent Auditor(Ernst & Young)                          Filed Herewith

99.2               Opinion and Consent of Counsel (SAFECO Life Ins. Co.)                  Filed Herewith


99.C6              Consent of Actuary (Jon David Parker)                                  Filed Herewith


 1/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248)

 2/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712)

 3/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712)

 4/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329)

 5/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 30, 2001 (File No. 33-69712).

 6/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

 7 Incorporated by reference to Post Effective Amendment of SAFECO Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Seattle and State of Washington on the 30th day of April, 2002.

                           SAFECO Separate Account SL

                       By: SAFECO Life Insurance Company
                                  (Depositor)

                        By: /s/ Randall H. Talbot
                            ----------------------------
                            Randall H. Talbot, President

ATTEST: /s/ Christine B. Mead
-----------------------------
Christine B. Mead, Secretary

    Pursuant to the requirement of the Securities Act of 1933, this Post Effective Amendment No. 21 to the Registration Statement on Form S-6 has been signed by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicated the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney.


NAME                                               TITLE
----                                               -----
/s/ Randall H. Talbot                              Director  and President
--------------------------                         (Principal Executive Officer)
Randall H. Talbot


Michael E. LaRocco *
--------------------------                         Director
Michael E. LaRocco


Michael S. McGavick*
--------------------------                         Director and Chairman
Michael S. McGavick


Leslie J. Rice *                                   Vice President, Controller and Assistant
--------------------------                         Secretary (Principal Accounting Officer)
Leslie J. Rice


Christine B. Mead *                                Director, Senior Vice President and
--------------------------                         Secretary
Christine B. Mead

NAME                                               TITLE
----                                               -----
James W. Ruddy *
--------------------------
James W. Ruddy                                     Director


Ronald L. Spaulding *
--------------------------
Ronald L. Spaulding                                Director, Vice President and Treasurer


/s/ Roger F. Harbin
--------------------------
Roger Harbin                                       Director, Executive Vice President, Actuary


Dale E. Lauer*
--------------------------
Dale E. Lauer                                      Director



                           * By /s/ Randall H. Talbot
                                ---------------------
                                   Randall H. Talbot
                                   Attorney-in-Fact

                            *By /s/ Roger F. Harbin
                                -------------------
                                   Roger F. Harbin
                                   Attorney-in-Fact

                               POWER OF ATTORNEY

SAFECO Life Insurance Company, a Washington Corporation (the "Company"), and each of its undersigned officers and directors, hereby nominate and appoint Roger F. Harbin and Randall H. Talbot (with full power to each of them to act alone) their true and lawful attorney-in-fact and agent, for them and in their names and places in any and all capacities, to execute and sign all amendments to the Registration Statements of SAFECO Resource Variable Account B, SAFECO Separate Account C and SAFECO Deferred Variable Annuity Account on Form N-4 and SAFECO Separate Account SL on Form S-6 (hereinafter "Separate Accounts") under the Securities Act of 1933 and the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of the variable insurance products issued from the Separate Accounts, such amendments and any supplements thereto, as well as any and all exhibits and other documents necessary or desirable to such amendment or supplement process, granting to such attorneys and each of them full power and authority to do and perform each and every act necessary and/or appropriate as fully and with all intents and purposes as the Company itself and the undersigned officers and directors themselves might or could do.

IN WITNESS WHEREOF, SAFECO LIFE INSURANCE COMPANY has caused this power of attorney to be executed in its full name and by its President and attested by its Secretary, and the undersigned officers and directors have each executed such power of attorney, on the 4th day of April, 2002.

                                SAFECO LIFE INSURANCE COMPANY


                                By: /s/ Randall H. Talbot
                                    ----------------------------
                                    Randall H. Talbot, President

ATTEST:

/s/ Christine B. Mead
----------------------------
Christine B. Mead, Secretary


                       (Signatures Continue on Next Page)

NAME                                                          TITLE
----                                                          -----

/s/ Roger F. Harbin                                           Director and Executive Vice
------------------------------                                President
Roger F. Harbin


/s/ Michael E. Larocco
------------------------------                                Director
Michael E. LaRocco


/s/ Dale E. Lauer
------------------------------                                Director
Dale E. Lauer


/s/Christine B. Mead                                          Director, Senior Vice President
------------------------------                                and Secretary
Christine B. Mead


/s/ Michael S. McGavick
------------------------------                                Director and Chairman
Michael S. McGavick


/s/ Leslie J. Rice                                            Controller and Asst. Secretary
------------------------------                                (Principal Accounting Officer)
Leslie J. Rice


/s/ James W. Ruddy
------------------------------                                Director
James W. Ruddy


/s/ Ronald L. Spaulding                                       Director, Vice President and
------------------------------                                Treasurer
Ronald L. Spaulding


/s/ Ronald L. Spaulding                                       Director and President
------------------------------                                (Principal Executive Officer)
Randall H. Talbot

                                  EXHIBITS TO
                        POST-EFFECTIVE AMENDMENT NO. 21
                                       TO

                                    FORM S-6

                                      FOR

                              SEPARATE ACCOUNT SL

                                    EXHIBITS

6(b)   Bylaws of the Company

9(e)   Amendment No. 1 to Participation Agreement (Wanger)

9(f)   Participation Agreement (ACVP)
       Amendment No. 1 to Participation Agreement
       Amendment No. 2 to Participation Agreement
       Amendment No. 3 to Participation Agreement

9(g)   Participation Agreement (AIM)

9(i)   Participation Agreement (Franklin Templeton)
       Amendment No. 1 to Participation Agreement
       Amendment No. 2 to Participation Agreement

9(k)   Amendment to Participation Agreement (Federated)

9(m)   Participation Agreement (INVESCO)
       Amendment No. 1 to Participation Agreement

99.C1    Consent of Independent Auditors

99.2     Opinion and Consent of Counsel

99.C6    Consent of Actuary